UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Optimum Fund Trust

November 29, 2007

This brochure accompanies a semiannual report for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust. You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the Funds. Prospectuses for Optimum Fund Trust are available from your financial advisor, online at www.optimummutualfunds.com, or by phone at 800 914-0278. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Optimum Fund Trust represent past results, which are not a guarantee of future results. The return and principal value of an investment in a Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small Cap Growth Fund*

Optimum Small Cap Value Fund*

Semiannual Report
September 30, 2007

* The Funds’ prospectus supplement contains important information regarding the investment strategies, benchmarks, and names of the Funds. A prospectus, which contains a complete copy of the supplement, may be obtained by calling 800 914-0278 or visiting our Web site at www.optimummutualfunds.com.

Table of contents

> Disclosure of Fund expenses	1
> Sector/Country allocations,
credit quality breakdown and top 10 holdings	3
> Financial statements
Statements of net assets	7
Statements of assets and liabilities	49
Statements of operations	50
Statements of changes in net assets	51
Financial highlights	54
Notes to financial statements	78
> Other Fund information	89
> About the organization	92

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
    Business Trust, which is a registered investment advisor.
    © 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period April 1, 2007 to September 30, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by the 183/366 (to reflect the one-half year period).

Optimum Fixed Income Fund Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Fund Return
Class A	$1,000.00	$1,019.30	1.25%	$6.31
Class B	1,000.00	1,015.90	1.90%	9.58
Class C	1,000.00	1,015.90	1.90%	9.58
Institutional Class	1,000.00	1,021.10	0.90%	4.55
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.75	1.25%	$6.31
Class B	1,000.00	1,015.50	1.90%	9.57
Class C	1,000.00	1,015.50	1.90%	9.57
Institutional Class	1,000.00	1,020.50	0.90%	4.55

Optimum International Fund Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Fund Return
Class A	$1,000.00	$1,088.50	1.75%	$ 9.14
Class B	1,000.00	1,084.60	2.40%	12.51
Class C	1,000.00	1,084.50	2.40%	12.51
Institutional Class	1,000.00	1,090.70	1.40%	7.32
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.25	1.75%	$ 8.82
Class B	1,000.00	1,013.00	2.40%	12.08
Class C	1,000.00	1,013.00	2.40%	12.08
Institutional Class	1,000.00	1,018.00	1.40%	7.06

(continues)     1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Fund Return
Class A	$1,000.00	$1,118.90	1.61%	$ 8.53
Class B	1,000.00	1,115.80	2.26%	11.95
Class C	1,000.00	1,115.00	2.26%	11.95
Institutional Class	1,000.00	1,120.70	1.26%	6.68
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.95	1.61%	$ 8.12
Class B	1,000.00	1,013.70	2.26%	11.38
Class C	1,000.00	1,013.70	2.26%	11.38
Institutional Class	1,000.00	1,018.70	1.26%	6.36

Optimum Large Cap Value Fund Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Fund Return
Class A	$1,000.00	$1,068.20	1.54%	$ 7.96
Class B	1,000.00	1,064.60	2.19%	11.30
Class C	1,000.00	1,064.60	2.19%	11.30
Institutional Class	1,000.00	1,069.70	1.19%	6.16
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.30	1.54%	$ 7.77
Class B	1,000.00	1,014.05	2.19%	11.03
Class C	1,000.00	1,014.05	2.19%	11.03
Institutional Class	1,000.00	1,019.05	1.19%	6.01

Optimum Small Cap Growth Fund Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Fund Return
Class A	$1,000.00	$1,076.20	1.94%	$10.07
Class B	1,000.00	1,072.10	2.59%	13.42
Class C	1,000.00	1,072.10	2.59%	13.42
Institutional Class	1,000.00	1,078.00	1.59%	8.26
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,015.30	1.94%	$ 9.77
Class B	1,000.00	1,012.05	2.59%	13.03
Class C	1,000.00	1,012.05	2.59%	13.03
Institutional Class	1,000.00	1,017.05	1.59%	8.02

Optimum Small Cap Value Fund Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Fund Return
Class A	$1,000.00	$955.20	1.76%	$ 8.60
Class B	1,000.00	952.50	2.41%	11.76
Class C	1,000.00	952.50	2.41%	11.76
Institutional Class	1,000.00	957.30	1.41%	6.90
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.20	1.76%	$ 8.87
Class B	1,000.00	1,012.95	2.41%	12.13
Class C	1,000.00	1,012.95	2.41%	12.13
Institutional Class	1,000.00	1,017.95	1.41%	7.11

Sector/Country allocations and
credit quality breakdown

Optimum Fixed Income Fund

As of September 30, 2007

Country and sector designations may be different than the country and sector designations presented in other Fund materials.

Percentage
Sector/Country	of Net Assets
Agency Asset-Backed Securities	0.05%
Agency Collateralized Mortgage Obligations	4.45%
Agency Mortgage-Backed Securities	12.08%
Agency Obligations	3.57%
Commercial Mortgage-Backed Securities	7.36%
Convertible Bonds	0.36%
Corporate Bonds	23.97%
Banking	4.43%
Basic Industry	1.18%
Brokerage	0.51%
Capital Goods	0.82%
Communications	2.85%
Consumer Cyclical	2.44%
Consumer Non-Cyclical	1.18%
Electric	2.83%
Energy	1.42%
Finance Companies	2.68%
Industrials	0.03%
Insurance	1.89%
Natural Gas	0.51%
Real Estate	0.43%
Technology	0.35%
Transportation	0.42%
Foreign Agencies	0.86%
Austria	0.09%
Germany	0.50%
Luxembourg	0.17%
Qatar	0.10%
Municipal Bonds	1.62%
Non-Agency Asset-Backed Securities	3.59%
Non-Agency Collateralized Mortgage Obligations	19.16%
Regional Agencies	0.62%
Regional Authorities	0.07%
Argentina	0.05%
Canada	0.02%
Senior Secured Loans	0.93%
Sovereign Agency	0.06%
Sovereign Debt	6.21%
Austria	0.28%
Brazil	0.51%
Colombia	0.09%
France	0.23%
Germany	0.18%
Indonesia	0.95%
Japan	2.38%
Malaysia	0.23%
Mexico	0.31%
Norway	0.11%
Pakistan	0.04%
Poland	0.16%
Republic of Korea	0.07%
United Arabic Emirates	0.14%
United Kingdom	0.53%
Supranational Banks	1.99%
U.S. Treasury Obligations	10.79%
Common Stock	0.10%
Convertible Preferred Stock	0.18%
Preferred Stock	0.03%
Warrant	0.06%
Discount Note	1.33%
Repurchase Agreements	2.86%
Securities Lending Collateral	14.01%
Total Value of Securities	116.31%
Obligation to Return Securities Lending Collateral	(14.01%)
Liabilities Net of Receivables and Other Assets	(2.30%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	55.10%
AA	8.88%
A	7.42%
BBB	11.01%
BB	5.93%
B	9.54%
CCC	1.73%
D	0.03%
Non Rated	0.36%
Total	100.00%

(continues)     3

Sector/Country allocations

Optimum International Fund

As of September 30, 2007

Sector and country designations may be different than the sector and country designations presented in other Fund materials.

Percentage
Country	of Net Assets
Common Stock	96.97%
Australia	7.14%
Austria	0.46%
Belgium	1.11%
Brazil	0.61%
Canada	0.72%
China	0.11%
Finland	1.21%
France	12.60%
Germany	9.19%
Hong Kong	1.63%
India	0.25%
Italy	4.04%
Japan	18.72%
Luxembourg	0.72%
Netherlands	4.23%
New Zealand	0.46%
Philippines	0.08%
Republic of Korea	0.88%
Russia	0.14%
Singapore	0.74%
South Africa	0.76%
Spain	4.52%
Sweden	0.35%
Switzerland	2.93%
Taiwan	1.55%
Thailand	0.09%
United Kingdom	21.33%
United States	0.40%
Preferred Stock	0.45%
Brazil	0.30%
Republic of Korea	0.15%
Rights	0.20%
Discount Note	0.40%
Repurchase Agreements	0.87%
Securities Lending Collateral	10.39%
Total Value of Securities	109.28%
Obligation to Return Securities Lending Collateral	(10.39%)
Receivables and Other Assets Net of Liabilities	1.11%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Automobiles & Components	7.33%
Banking & Finance	20.58%
Capital Goods	1.75%
Commercial Services	1.02%
Consumer Durables & Apparel	3.12%
Consumer Services	0.20%
Energy	10.24%
Food & Staples Retailing	0.49%
Food, Beverage & Tobacco	5.24%
Insurance	7.45%
Materials	10.19%
Media	1.66%
Pharmaceuticals & Biotechnology	7.24%
Real Estate	0.76%
Semiconductors	1.07%
Technology Hardware & Equipment	1.49%
Telecommunication Services	9.47%
Transportation & Shipping	2.25%
Utilities	6.07%
Total	97.62%

Sector allocations and top 10 holdings

Sector designations may be different than the sector designations presented in other Fund materials.

Optimum Large Cap Growth Fund

As of September 30, 2007

Percentage
Sector	of Net Assets
Common Stock²	93.25%
Basic Industry/Capital Goods	8.10%
Business Services	4.20%
Consumer Durables	1.47%
Consumer Non-Durables	8.49%
Consumer Services	10.32%
Energy	7.49%
Financials	13.10%
Health Care	12.33%
Technology	25.41%
Transportation	2.02%
Utilities	0.32%
U.S. Treasury Obligations	2.44%
Discount Note	1.83%
Repurchase Agreements	3.94%
Securities Lending Collateral	13.58%
Total Value of Securities	115.04%
Obligation to Return Securities Lending Collateral	(13.58%)
Liabilities Net of Receivables and Other Assets	(1.46%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Schlumberger	3.68%
Goldman Sachs Group	2.61%
Las Vegas Sands	2.39%
Cisco Systems	2.29%
UnitedHealth Group	2.22%
General Electric	2.14%
Apple	1.95%
Genentech	1.92%
Google Class A	1.89%
CVS Caremark	1.72%

Optimum Large Cap Value Fund

As of September 30, 2007

Percentage
Sector	of Net Assets
Common Stock	96.16%
Consumer Discretionary	9.32%
Consumer Staples	9.90%
Energy	9.25%
Financials	24.16%
Health Care	7.63%
Industrials	12.38%
Information Technology	5.63%
Materials	6.76%
Telecommunications	8.15%
Utilities	2.98%
Discount Note	1.22%
Repurchase Agreements	2.63%
Securities Lending Collateral	13.23%
Total Value of Securities	113.24%
Obligation to Return Securities Lending Collateral	(13.23%)
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Citigroup	2.60%
Fannie Mae	2.44%
Lockheed Martin	2.32%
AT&T	2.02%
ConocoPhillips	2.00%
Chevron	1.93%
International Business Machines	1.91%
Altria Group	1.75%
Bank of America	1.65%
Allstate	1.57%

(continues)     5

Sector allocations and top 10 holdings

Sector designations may be different than the sector designations presented in other Fund materials.

Optimum Small Cap Growth Fund

As of September 30, 2007

Percentage
Sector	of Net Assets
Common Stock²	96.60%
Basic Industry/Capital Goods	14.28%
Business Services	9.29%
Consumer Durables	3.24%
Consumer Non-Durables	8.05%
Consumer Services	4.91%
Energy	5.00%
Financials	2.37%
Health Care	11.02%
Real Estate	0.96%
Technology	35.96%
Transportation	1.05%
Utilities	0.47%
Warrants	0.00%
Discount Note	1.03%
Repurchase Agreements	2.24%
Securities Lending Collateral	23.37%
Total Value of Securities	123.24%
Obligation to Return Securities Lending Collateral	(23.37%)
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
FLIR Systems	1.87%
Focus Media Holding ADR	1.80%
Discovery Holding	1.59%
FMC Technologies	1.48%
Carrizo Oil & Gas	1.42%
Concur Technologies	1.40%
Atwood Oceanics	1.38%
Genlyte Group	1.26%
Sigma Designs	1.26%
Mettler-Toledo International	1.25%

Optimum Small Cap Value Fund

As of September 30, 2007

Percentage
Sector	of Net Assets
Common Stock	90.47%
Basic Industry	15.13%
Business Services	8.95%
Capital Spending	6.30%
Consumer Cyclical	7.17%
Consumer Services	11.55%
Consumer Staples	0.45%
Energy	5.54%
Financial Services	6.91%
Health Care	2.45%
Real Estate	5.74%
Technology	15.75%
Transportation	3.36%
Utilities	1.17%
Exchange Traded Fund	0.56%
Discount Note	2.90%
Repurchase Agreements	6.25%
Securities Lending Collateral	22.62%
Total Value of Securities	122.80%
Obligation to Return Securities Lending Collateral	(22.62%)
Liabilities Net of Receivables and Other Assets	(0.18%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Kennametal	2.47%
Thermo Fisher Scientific	2.01%
Hercules	1.83%
MI Developments Class A	1.82%
Cytec Industries	1.59%
Foot Locker	1.48%
Hanover Insurance Group	1.42%
Capital Lease Funding	1.39%
Crane	1.37%
Warnaco Group	1.35%

Statements of net assets

Optimum Fixed Income Fund

September 30, 2007 (Unaudited)

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.05%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.907% 9/26/33	USD	251,039	$ 251,039
♦Freddie Mac Structured Pass
Through Securities
Series T-30 A5
8.61% 12/25/30		199,413	202,814
Total Agency Asset-Backed Securities
(cost $448,855)			453,853

Agency Collateralized Mortgage Obligations – 4.45%
Fannie Mae
Series 1996-46 ZA
7.50% 11/25/26		38,540	40,208
Series 1999-19 PH
6.00% 5/25/29		1,229,882	1,249,823
Series 2001-14 Z
6.00% 5/25/31		84,440	85,769
Series 2002-90 A1
6.50% 6/25/42		24,865	25,561
Series 2002-90 A2
6.50% 11/25/42		107,600	110,423
Series 2003-122 AJ
4.50% 2/25/28		150,174	147,254
Series 2005-22 HE
5.00% 10/25/33		740,000	708,748
Series 2005-29 QD
5.00% 8/25/33		816,000	780,441
Series 2005-54 AK
4.50% 9/25/32		975,329	944,551
Series 2005-94 YD
4.50% 8/25/33		1,480,000	1,375,155
Series 2005-110 MB
5.50% 9/25/35		904,955	909,407
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39		37,274	39,477
Series 2001-T8 A2
9.50% 7/25/41		19,165	20,668
Series 2002-T4 A3
7.50% 12/25/41		132,416	138,556
Series 2004-T1 1A2
6.50% 1/25/44		53,467	54,670
Fannie Mae Whole Loan
Series 2004-W9 2A1
6.50% 2/25/44		66,943	69,181
Series 2004-W11 1A2
6.50% 5/25/44		195,713	202,352
Series 2004-W15 1A1
6.00% 8/25/44		333,827	338,637
Freddie Mac
Series 1730 Z
7.00% 5/15/24		247,112	260,035
Series 2113 QE
6.00% 11/15/27		11,365	11,409
Freddie Mac
Series 2141 N
5.55% 11/15/27		76,872	76,939
Series 2165 PE
6.00% 6/15/29		1,228,875	1,248,097
Series 2326 ZQ
6.50% 6/15/31		447,726	469,632
Series 2497 BM
5.00% 2/15/22		366,948	364,770
Series 2552 KB
4.25% 6/15/27		135,033	134,549
Series 2612 LJ
4.00% 7/15/22		53,674	53,546
Series 2662 MA
4.50% 10/15/31		281,989	278,212
Series 2755 LE
4.00% 9/15/30		557,000	522,038
Series 2780 TE
5.00% 1/15/33		1,850,000	1,789,965
Series 2802 NE
5.00% 2/15/33		700,000	676,482
Series 2827 TE
5.00% 4/15/33		1,335,000	1,288,400
Series 2840 OE
5.00% 2/15/33		1,800,000	1,733,294
Series 2844 PD
5.00% 12/15/32		2,540,000	2,449,588
Series 2864 PE
5.00% 6/15/33		1,095,000	1,056,796
Series 2869 BG
5.00% 7/15/33		224,000	215,910
Series 2872 GC
5.00% 11/15/29		405,000	398,561
Series 2881 TE
5.00% 7/15/33		1,080,000	1,039,541
Series 2889 OG
5.00% 5/15/33		117,000	111,059
Series 2890 PC
5.00% 7/15/30		265,000	260,552
Series 2890 PD
5.00% 3/15/33		1,265,000	1,215,861
Series 2893 PD
5.00% 2/15/33		65,000	62,519
Series 2915 KD
5.00% 9/15/33		447,000	429,688
Series 2915 KP
5.00% 11/15/29		490,000	482,352
Series 2921 NE
5.00% 9/15/33		1,095,000	1,052,543
Series 2937 JG
5.00% 8/15/33		1,410,000	1,354,340
Series 2938 ND
5.00% 10/15/33		1,050,000	1,007,268
Series 2939 PD
5.00% 7/15/33		665,000	638,696

(continues)     7

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2941 XD
5.00% 5/15/33	USD	2,690,000	$ 2,579,909
Series 2987 KG
5.00% 12/15/34		1,430,000	1,366,061
Series 3005 ED
5.00% 7/15/25		560,000	525,204
Series 3022 MB
5.00% 12/15/28		260,000	258,733
Series 3063 PC
5.00% 2/15/29		490,000	487,884
Series 3113 QA
5.00% 11/15/25		850,944	852,251
Series 3145 LN
4.50% 10/15/34		1,570,150	1,520,250
Series 3173 PE
6.00% 4/15/35		2,874,000	2,903,461
Series 3337 PB
5.50% 7/15/30		505,000	501,842
wFreddie Mac Structured Pass
Through Securities
Series T-54 2A
6.50% 2/25/43		43,103	43,750
Series T-58 2A
6.50% 9/25/43		24,266	24,894
Total Agency Collateralized
Mortgage Obligations
(cost $39,277,776)			38,987,762

Agency Mortgage-Backed Securities – 12.08%
Fannie Mae
5.50% 1/1/13		311,510	311,129
5.50% 3/1/37		760,559	737,360
5.50% 7/1/37		2,073,659	2,010,408
6.50% 8/1/17		137,147	139,752
•Fannie Mae ARM
5.054% 8/1/35		384,622	378,061
5.417% 10/1/33		271,160	274,140
5.962% 8/1/37		1,097,468	1,095,193
Fannie Mae Relocation 15 yr
4.00% 9/1/20		742,533	697,678
Fannie Mae Relocation 30 yr
5.00% 11/1/33		47,624	45,930
5.00% 1/1/34		127,357	122,802
5.00% 2/1/34		70,179	67,683
5.00% 8/1/34		111,084	107,038
5.00% 11/1/34		227,075	218,803
5.00% 4/1/35		321,724	309,694
5.00% 10/1/35		263,060	253,223
5.00% 1/1/36		664,211	639,373
Fannie Mae S.F. 15 yr
4.50% 8/1/18		1,135,607	1,096,338
4.50% 6/1/19		2,119,628	2,046,332
4.50% 11/1/19		3,098,237	2,986,050
4.50% 6/1/20		2,936,891	2,830,546
4.50% 7/1/20		2,336,895	2,252,276
4.50% 8/1/20		2,938,736	2,837,115
Fannie Mae S.F. 15 yr TBA
4.50% 10/1/22		975,000	939,047
5.00% 10/1/22		1,745,000	1,710,372
6.00% 10/1/22		2,690,000	2,725,726
Fannie Mae S.F. 20 yr
5.50% 7/1/24		997,649	986,467
5.50% 10/1/24		323,420	319,795
5.50% 12/1/24		999,469	988,266
Fannie Mae S.F. 30 yr
4.50% 8/1/33		525,802	488,874
*4.50% 10/1/33		2,215,172	2,059,595
5.00% 10/1/33		352,822	337,745
5.00% 2/1/34		310,937	297,650
5.00% 5/1/34		263,515	252,028
5.50% 3/1/29		204,631	201,441
5.50% 4/1/29		103,588	101,973
5.50% 12/1/32		639,101	627,993
*5.50% 7/1/33		1,578,489	1,550,526
5.50% 12/1/33		228,516	224,468
*5.50% 4/1/34		2,155,255	2,117,074
5.50% 5/1/34		1,070,078	1,051,121
5.50% 6/1/34		1,218,415	1,195,867
5.50% 7/1/34		2,054,358	2,016,339
*5.50% 12/1/34		1,804,179	1,770,790
5.50% 2/1/35		4,354,202	4,277,066
5.50% 9/1/36		2,869,085	2,815,989
*5.50% 7/1/37		9,933,358	9,729,703
6.00% 9/1/36		1,055,911	1,057,669
*6.00% 7/1/37		1,996,053	1,999,038
6.50% 11/1/33		42,077	43,057
6.50% 2/1/36		998,439	1,017,365
6.50% 3/1/36		1,651,654	1,681,962
6.50% 6/1/36		2,319,143	2,361,699
6.50% 8/1/36		1,376,557	1,401,817
6.50% 11/1/36		1,346,342	1,371,047
6.50% 4/1/37		1,534,726	1,562,730
7.50% 3/1/32		2,405	2,510
7.50% 4/1/32		9,411	9,823
7.50% 6/1/32		8,097	8,451
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/37		10,050,000	9,586,756
5.50% 10/1/37		2,855,000	2,848,308
5.50% 10/25/37		3,665,000	3,589,409
6.00% 10/1/37		4,485,000	4,490,606

		Principal	Value
		Amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac
7.00% 1/1/08	USD	5,405	$ 5,405
•Freddie Mac ARM
4.942% 12/1/33		391,363	393,843
5.69% 7/1/36		426,248	430,105
5.833% 4/1/34		30,763	31,017
5.871% 5/1/37		2,455,403	2,477,892
6.333% 2/1/37		1,457,586	1,478,101
Freddie Mac Relocation 30 yr
5.00% 9/1/33		5,952	5,755
Freddie Mac S.F. 15 yr
5.00% 6/1/18		428,543	421,507
Freddie Mac S.F. 20 yr
5.50% 10/1/23		857,045	847,891
5.50% 8/1/24		212,803	210,360
6.00% 12/1/25		972,186	977,977
Freddie Mac S.F. 30 yr
5.00% 4/1/35		757,221	724,817
6.50% 11/1/33		101,525	103,857
6.50% 1/1/35		555,753	568,985
6.50% 5/1/37		81,752	83,218
Freddie Mac S.F. 30 yr TBA
6.00% 10/1/37		820,000	820,897
*GNMA I S.F. 30 yr
7.00% 12/15/34		911,059	956,737
GNMA II
6.00% 4/20/34		81,213	81,575
GNMA S.F. 30 yr TBA
5.50% 10/1/37		965,000	951,581
6.00% 10/25/37		965,000	971,182
Total Agency Mortgage-Backed Securities
(cost $105,754,324)			105,817,788

Agency Obligations – 3.57%
Fannie Mae
4.625% 10/15/13		1,500,000	1,492,650
*4.875% 5/18/12		2,400,000	2,429,786
*5.00% 9/15/08		900,000	906,160
^8.12% 10/29/07	NZD	750,000	564,841
Federal Farm Credit Bank
5.125% 8/25/16	USD	485,000	492,470
Federal Home Loan Bank System
4.50% 10/9/09		1,690,000	1,694,190
*4.875% 11/27/13		3,200,000	3,223,213
*5.375% 8/19/11		1,990,000	2,049,095
^Financing Corporation
Interest Strip
CPN 4.782% 4/6/12		465,000	383,080
CPN 4.797% 5/2/12		85,000	70,017
CPN 4.901% 10/6/12		385,000	308,052
CPN 4.948% 10/6/14		465,000	334,615
CPN 5.101% 10/6/11		113,000	94,921
CPN 5.175% 3/26/12		120,000	98,855
CPN 5.213% 10/6/15		160,000	108,578
CPN 1 5.162% 5/11/12		270,000	222,403
CPN 1 5.283% 5/11/15		330,000	229,479
CPN 1 5.407% 11/11/17		560,000	337,225
CPN 4 5.213% 10/6/15		160,000	108,578
CPN 5 5.065% 8/8/11		39,000	33,046
CPN 12 5.10% 12/6/11		500,000	416,352
CPN 13 5.161% 12/27/12		135,000	106,821
CPN 13 5.208% 6/27/13		320,000	246,896
CPN 13 5.366% 12/27/16		287,000	181,856
CPN 15 4.903% 9/7/13		610,000	466,479
CPN 15 5.304% 3/7/16		565,000	375,093
CPN A 5.098% 8/8/15		122,000	83,571
CPN A 5.099% 2/8/15		122,000	85,869
CPN D 5.109% 9/26/11		492,000	413,878
CPN D 5.119% 9/26/10		500,000	440,231
Freddie Mac
4.50% 7/15/13		1,500,000	1,484,510
*4.625% 10/25/12		4,500,000	4,499,955
*4.75% 1/19/16		100,000	99,137
5.40% 2/2/12		1,480,000	1,496,996
5.45% 9/2/11		1,480,000	1,492,846
5.50% 7/18/16		2,285,000	2,375,004
^Residual Funding Principal Strip
5.175% 10/15/19		3,300,000	1,810,436
Total Agency Obligations
(cost $30,748,272)			31,257,184

Commercial Mortgage-Backed Securities – 7.36%
Bank of America Commercial
Mortgage Securities
•Series 2004-3 A5
5.494% 6/10/39		625,000	627,718
•Series 2005-5 A4
5.115% 10/10/45		1,285,000	1,256,146
•Series 2005-6 AM
5.353% 9/10/47		255,000	247,744
•Series 2006-3 A4
5.889% 7/10/44		350,000	358,597
Series 2006-4 A4
5.634% 7/10/46		70,000	70,445
Series 2007-1 A2
5.381% 1/15/49		1,150,000	1,151,599
Series 2007-2 A2
5.634% 4/10/49		3,710,000	3,751,507
•Series 2007-3 A2
5.838% 6/10/49		2,150,000	2,182,306
Series 2007-3 H
5.84% 6/10/49		625,000	507,422

(continues)     9

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial
Mortgage Securities
#Series 2004-ESA E 144A
5.064% 5/14/16	USD	420,000	$ 422,643
Series 2007-PW15 AAB
5.315% 2/11/44		1,775,000	1,744,358
•Series 2007-PW16 A2
5.85% 6/11/40		2,900,000	2,944,601
•Series 2007-PW16 AAB
5.902% 6/11/40		2,075,000	2,094,001
•Citigroup Commercial
Mortgage Trust
Series 2007-C6 A4
5.889% 12/10/49		375,000	379,101
Citigroup/Deutsche Bank
Commercial Mortgage
Trust Series 2007-CD4 A2B
5.205% 12/11/49		1,860,000	1,851,754
♦Commercial Mortgage Pass
Through Certificates
#Series 2001-J1A A2 144A
6.457% 2/14/34		268,526	278,073
Series 2006-C7 A2
5.69% 6/10/46		260,000	263,956
Credit Suisse Mortgage
Capital Certificates
•Series 2006-C1 AAB
5.681% 2/15/39		140,000	140,669
Series 2006-C5 AAB
5.308% 12/15/39		1,610,000	1,586,708
#Crown Castle Towers 144A
Series 2005-1A C
5.074% 6/15/35		175,000	171,731
Series 2006-1A B
5.362% 11/15/36		375,000	372,176
CW Capital Cobalt
Series 2006-C1 AAB
5.223% 8/15/48		925,000	906,249
Series 2007-C2 A3
5.484% 4/15/47		1,850,000	1,828,925
Series 2007-C2 AAB
5.416% 4/15/47		1,850,000	1,825,317
Deutsche Mortgage &
Asset Receiving
Series 1998-C1 D
7.231% 6/15/31		1,807,000	1,814,795
First Union-Lehman Brothers-
Bank of America
Series 1998-C2 A2
6.56% 11/18/35		47,216	47,298
#First Union National Bank
Commercial Mortgage
Series 2001-C2 L 144A
6.46% 1/12/43		200,000	196,394
General Electric Capital
Commercial Mortgage
Series 2002-1A A3
6.269% 12/10/35		325,000	338,669
Series 2007-C1 A2
5.417% 12/10/49		2,830,000	2,836,176
•Series 2007-C1 AJ
5.677% 12/10/49		840,000	814,177
Goldman Sachs
Mortgage Securities II
Series 2006-GG8 A2
5.479% 11/10/39		1,930,000	1,946,964
Series 2006-GG8 A4
5.56% 11/10/39		1,320,000	1,320,988
#•Series 2006-RR2 A1 144A
5.811% 6/23/46		350,000	331,013
#•Series 2006-RR3 A1S 144A
5.76% 7/18/56		1,015,000	943,276
•Series 2007-GG10 AAB
5.993% 8/10/45		2,890,000	2,926,363
#•Series 2007-GG10 J 144A
5.993% 8/10/45		1,956,000	1,504,379
Greenwich Capital
Commercial Funding
•Series 2006-GG7 AAB
6.111% 7/10/38		1,675,000	1,715,348
Series 2007-GG9 A4
5.444% 3/10/39		1,395,000	1,378,536
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3
5.376% 7/12/37		720,000	724,610
Series 2002-C2 A2
5.05% 12/12/34		665,000	659,856
Series 2003-C1 A2
4.985% 1/12/37		90,000	88,807
•Series 2005-LDP5 A4
5.345% 12/15/44		1,005,000	993,571
Series 2006-LDP9 A2
5.134% 5/15/47		110,000	106,840
#•Series 2006-RR1A A1 144A
5.608% 10/18/52		870,000	827,727
Series 2007-CB18 A4
5.44% 6/12/47		690,000	680,513
•Series 2007-LD11 A2
5.804% 6/15/49		2,560,000	2,610,004
•Series 2007-LD11 ASB
6.007% 6/15/49		2,960,000	3,001,490
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2002-C1 A4
6.462% 3/15/31		245,000	257,354

		Principal	Value
		Amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
#Merrill Lynch Mortgage Trust 144A
Series 2005-GGP1 E
4.33% 11/15/10	USD	110,000	$ 109,716
Series 2005-GGP1 F
4.35% 11/15/10		105,000	104,699
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5 A4
5.378% 8/12/48		345,000	338,938
•Series 2007-7 ASB
5.745% 6/12/50		975,000	981,243
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A
6.12% 3/15/31		140,000	139,513
Series 2007-IQ14 A4
5.692% 4/15/49		325,000	325,577
Series 2007-T27 A4
5.803% 6/11/42		585,000	590,034
#•Morgan Stanley
Dean Witter Capital I
Series 2001-TOP1 E 144A
7.551% 2/15/33		100,000	103,851
#NYC Mortgage Loan Trust
Series 1996 A3 144A
6.75% 9/25/19		74,596	75,482
#•STRIPs III
Series 2003-1A AFIX 144A
3.308% 3/24/18		30,596	29,888
#Tower 144A
Series 2004-2A A
4.232% 12/15/14		195,000	190,726
Series 2006-1 B
5.588% 2/15/36		160,000	159,146
Series 2006-1 C
5.707% 2/15/36		250,000	247,543
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C28 A2
5.50% 10/15/48		530,000	534,096
Series 2007-C30 A3
5.246% 12/15/43		595,000	591,868
Series 2007-C31A A2
5.421% 4/15/47		1,880,000	1,881,813
•Series 2007-C32 A2
5.924% 6/15/49		1,960,000	1,990,475
#•Series 2007-C32 J 144A
5.929% 6/15/49		1,370,000	1,084,702
Total Commercial Mortgage-Backed
Securities (cost $65,074,661)			64,508,204

Convertible Bonds – 0.36%
*Advanced Micro Devices
6.00% 5/1/15
exercise price $28.08,
expiration date 5/1/15		1,040,000	939,899
Electronic Data Systems
3.875% 7/15/23
exercise price $34.14,
expiration date 7/15/23		775,000	780,813
†Mirant (Escrow)
2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21		115,000	0
*•US Bancorp 3.838% 9/20/36
exercise price $38.28,
expiration date 9/20/36		650,000	650,845
*•Wyeth
4.886% 1/15/24
exercise price $60.39,
expiration date 1/15/24		715,000	757,021
Total Convertible Bonds
(cost $3,038,817)			3,128,578

Corporate Bonds – 23.97%
Banking – 4.43%
#ABH Financial 144A
8.20% 6/25/12		340,000	314,228
•BAC Capital Trust XV
6.38% 6/1/56		820,000	749,911
•#Banco Macro 144A
9.75% 12/18/36		660,000	569,250
•#Banco Mercantil 144A
6.862% 10/13/21		1,420,000	1,424,510
Bancolombia
6.875% 5/25/17		375,000	359,063
*Bank of America
6.50% 9/15/37		880,000	916,300
#Bank of Moscow 144A
7.335% 5/13/13		1,654,000	1,629,190
Bank One
5.90% 11/15/11		190,000	193,618
•Capital One FSB
5.803% 3/13/09		595,000	591,317
#CenterCredit International 144A
8.625% 1/30/14		270,000	247,050
Citigroup
5.00% 9/15/14		375,000	361,991
5.875% 5/29/37		635,000	614,194
Depfa Bank
20.00% 11/19/07	TRY	5,074,000	4,198,555
^Dresdner Bank
4.66% 1/24/08	USD	2,953,000	3,030,515
#Dresdner Funding Trust I 144A
8.151% 6/30/31		760,000	826,584

(continues)     11

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
#HBOS Treasury Services 144A
5.25% 2/21/17	USD	1,000,000	$ 996,632
HSBC Holdings
7.35% 11/27/32		900,000	975,569
#HSBK Europe 144A
7.25% 5/3/17		255,000	228,225
#ICICI Bank 144A
5.75% 1/12/12		845,000	834,176
JPMorgan Chase
5.75% 1/2/13		355,000	360,412
JPMorgan Chase Capital XXV
6.80% 10/1/37		1,559,000	1,566,360
#Kazkommerts International 144A
8.00% 11/3/15		260,000	231,634
•Marshall & Ilsley Bank
5.85% 12/4/12		195,000	195,424
•MUFG Capital Finance 1
6.346% 7/29/49		1,405,000	1,337,750
#Northern Rock 144A
5.625% 6/22/17		545,000	547,825
•6.594% 6/29/49		615,000	431,191
•#PNC Preferred Funding Trust I 144A
6.113% 3/29/49		500,000	479,614
Popular North America
4.25% 4/1/08		320,000	317,927
5.20% 12/12/07		2,500,000	2,497,692
•5.76% 4/6/09		320,000	321,603
Popular North America
Capital Trust I
6.564% 9/15/34		225,000	192,467
#Privatbank 144A
8.00% 2/6/12		530,000	494,384
•Resona Bank
4.125% 9/29/49	EUR	300,000	393,164
#144A 5.85% 9/29/49	USD	1,330,000	1,252,904
•#Royal Bank of Scotland
Group 144A
6.99% 4/5/08		700,000	715,512
#Russian Agricultural Bank 144A
6.299% 5/15/17		635,000	599,377
#Russian Standard Bank 144A
8.625% 5/5/11		170,000	151,776
Silicon Valley Bank
5.70% 6/1/12		510,000	509,430
•*SunTrust Preferred Capital I
5.853% 12/31/49		849,000	833,825
#TemirBank 144A
9.50% 5/21/14		915,000	798,338
#TuranAlem Finance 144A
7.75% 4/25/13		313,000	279,353
US Bank
5.70% 12/15/08		300,000	301,510
•VTB 24 Capital
6.54% 12/7/09		415,000	412,390
•Wachovia Capital Trust III
5.80% 8/29/49		2,320,000	2,306,212
WM Covered Bond Program
3.875% 9/27/11	EUR	1,115,000	1,539,269
•#Woori Bank 144A
6.208% 5/2/37	USD	700,000	661,066
			38,789,287
Basic Industry – 1.18%
AK Steel
7.75% 6/15/12		150,000	152,625
#Alto Parana 144A
6.375% 6/9/17		485,000	492,081
Bowater 9.00% 8/1/09		75,000	70,875
Celulosa Arauco
5.125% 7/9/13		585,000	572,202
5.625% 4/20/15		510,000	496,282
#Evraz Group 144A
8.25% 11/10/15		320,000	322,048
Freeport McMoRan Copper & Gold
8.25% 4/1/15		400,000	433,000
Georgia-Pacific
7.70% 6/15/15		110,000	110,000
9.50% 12/1/11		300,000	318,000
*#Ineos Group Holdings 144A
8.50% 2/15/16		115,000	110,688
Ispat Inland
9.75% 4/1/14		80,000	87,186
Lubrizol 4.625% 10/1/09		515,000	511,033
Lyondell Chemical
8.00% 9/15/14		215,000	237,575
8.25% 9/15/16		75,000	84,938
#MacDermid 144A
9.50% 4/15/17		310,000	300,700
Massey Energy
6.625% 11/15/10		75,000	73,688
Norske Skog Canada
8.625% 6/15/11		660,000	518,100
#Norske Skogindustrier 144A
7.125% 10/15/33		345,000	297,672
‡Port Townsend
0.00% 8/15/12		141,600	141,600
Potlatch
13.00% 12/1/09		350,000	396,301
*Rohm & Haas
5.60% 3/15/13		621,000	619,869
#Sappi Papier Holding 144A
6.75% 6/15/12		380,000	373,346
Southern Copper
7.50% 7/27/35		100,000	109,071
#Steel Dynamics 144A
6.75% 4/1/15		125,000	121,250

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#Stora Enso 144A
7.25% 4/15/36	USD	435,000	$ 439,557
Tube City IMS
9.75% 2/1/15		135,000	132,638
United States Steel
6.05% 6/1/17		495,000	474,524
Vale Overseas
6.875% 11/21/36		1,806,000	1,869,691
Verso Paper Holdings
9.125% 8/1/14		100,000	103,500
Witco 6.875% 2/1/26		110,000	90,475
•#Xstrata Finance 144A
5.85% 11/13/09		280,000	278,606
			10,339,121
Brokerage – 0.51%
AMVESCAP
4.50% 12/15/09		365,000	363,257
5.625% 4/17/12		535,000	539,022
Bear Stearns
•5.63% 7/16/09		500,000	495,980
*5.85% 7/19/10		520,000	523,720
E Trade Financial
8.00% 6/15/11		155,000	155,000
Jefferies Group
6.45% 6/8/27		565,000	532,282
LaBranche
9.50% 5/15/09		200,000	199,000
11.00% 5/15/12		215,000	216,613
Lazard Group
6.85% 6/15/17		160,000	157,704
•Lehman Brothers UK
Capital Funding II
3.875% 2/28/49	EUR	250,000	330,983
Merrill Lynch
6.05% 8/15/12	USD	680,000	697,946
Ukrsotsbank
8.00% 2/22/10		255,000	253,091
			4,464,598
Capital Goods – 0.82%
Allied Waste North America
7.375% 4/15/14		140,000	141,400
7.875% 4/15/13		190,000	197,125
Caterpillar
6.05% 8/15/36		125,000	125,585
CPG International I
10.50% 7/1/13		225,000	226,125
Geo Subordinate
11.00% 5/15/12		250,000	248,750
*Graham Packaging
9.875% 10/15/14		175,000	174,125
Graphic Packaging International
8.50% 8/15/11		150,000	153,375
*Greenbrier
8.375% 5/15/15		50,000	50,125
*#Hawker Beechcraft Acquisition 144A
9.75% 4/1/17		220,000	225,500
Hexion US Finance
9.75% 11/15/14		230,000	254,150
Interface
10.375% 2/1/10		350,000	371,000
Intertape Polymer
8.50% 8/1/14		200,000	187,000
•Masco 6.004% 3/12/10		240,000	236,970
#Mueller Water Products 144A
7.375% 6/1/17		25,000	23,375
•NXP BV/NXP Funding
8.11% 10/15/13		100,000	93,250
Pactiv
5.875% 7/15/12		370,000	375,014
6.40% 1/15/18		125,000	127,410
#Penhall International 144A
12.00% 8/1/14		200,000	203,000
*Rental Services
9.50% 12/1/14		500,000	480,000
#Siemens Finance 144A
6.125% 8/17/26		255,000	256,741
#Tyco Electronics Group 144A
7.125% 10/1/37		1,914,000	1,989,888
Vitro 9.125% 2/1/17		1,090,000	1,076,375
			7,216,283
Communications – 2.85%
America Movil
6.375% 3/1/35		185,000	182,552
American Tower
7.125% 10/15/12		300,000	308,250
#144A 7.00% 10/15/17		75,000	75,844
AT&T 8.00% 11/15/31		124,000	151,318
AT&T Wireless
8.125% 5/1/12		1,295,000	1,437,352
BellSouth 4.20% 9/15/09		190,000	187,187
#Broadview Networks Holdings 144A
11.375% 9/1/12		100,000	104,250
#C&M Finance 144A
8.10% 2/1/16		260,000	258,700
*CCH I Holdings
13.50% 1/15/14		735,000	723,975
•Centennial Communications
11.11% 1/1/13		270,000	279,450
Charter Communications Holdings
13.50% 1/15/11		650,000	654,063
Citizens Communications
7.125% 3/15/19		200,000	198,000

(continues)     13

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Comcast
•5.66% 7/14/09	USD	400,000	$ 398,187
6.30% 11/15/17		870,000	885,942
Comcast Cable Holdings
9.875% 6/15/22		290,000	380,898
10.125% 4/15/22		329,000	439,858
Cox Communications
4.625% 1/15/10		185,000	182,908
Cricket Communications
9.375% 11/1/14		200,000	204,000
Dex Media West
9.875% 8/15/13		300,000	320,625
#Digicel 144A
9.25% 9/1/12		280,000	289,100
*#Digicel Group 144A
8.875% 1/15/15		645,000	607,913
*Embarq 7.082% 6/1/16		915,000	950,103
#Grupo Televisa 144A
8.49% 5/11/37	MXN	10,800,000	969,911
•#Hellas Telecommunications
Luxembourg II 144A
11.11% 1/15/15	USD	190,000	184,775
Hughes Network
Systems/Finance
9.50% 4/15/14		290,000	293,625
Idearc 8.00% 11/15/16		375,000	375,938
Insight Midwest
9.75% 10/1/09		75,000	75,281
Intelsat 7.625% 4/15/12		150,000	129,000
#LBI Media 144A
8.50% 8/1/17		150,000	150,000
Mediacom Capital
9.50% 1/15/13		435,000	442,613
#MetroPCS Wireless 144A
9.25% 11/1/14		495,000	507,375
Nextel Communications
7.375% 8/1/15		497,000	505,521
NTL Cable
9.125% 8/15/16		250,000	260,625
#Orascom Telecommunication
Finance 144A
7.875% 2/8/14		590,000	561,238
#Pakistan Mobile
Communications 144A
8.625% 11/13/13		745,000	717,063
#Quebecor Media 144A
7.75% 3/15/16		200,000	191,750
Qwest
7.50% 10/1/14		558,000	583,110
7.625% 6/15/15		937,000	986,192
•8.944% 6/15/13		200,000	214,500
RH Donnelley
8.875% 1/15/16		155,000	158,681
Rural Cellular
9.875% 2/1/10		375,000	393,750
•11.106% 11/1/12		75,000	76,875
#SK Telecom 144A
6.625% 7/20/27		400,000	406,681
Sprint Capital
7.625% 1/30/11		380,000	403,220
•Sprint Nextel
5.598% 6/28/10		350,000	350,088
TCI Communications
8.75% 8/1/15		432,000	501,523
Telecom Italia Capital
4.00% 1/15/10		755,000	735,476
•5.97% 7/18/11		320,000	318,340
Telefonica Emisiones
5.984% 6/20/11		325,000	330,929
TELUS 4.95% 3/15/17	CAD	400,000	373,616
THOMSON
5.70% 10/1/14	USD	820,000	814,218
#Time Warner Cable 144A
5.40% 7/2/12		1,170,000	1,156,805
Time Warner Telecom Holdings
9.25% 2/15/14		165,000	172,013
Triton PCS
8.50% 6/1/13		590,000	620,238
#True Move 144A
10.75% 12/16/13		585,000	593,541
*#Univision Communications
PIK 144A
9.75% 3/15/15		215,000	210,700
Vimpel Communication
8.25% 5/23/16		157,000	161,514
#Vimpel Communication 144A
8.00% 2/11/10		415,000	427,492
8.25% 5/23/16		176,000	181,350
Windstream
8.125% 8/1/13		190,000	200,925
			24,956,967
Consumer Cyclical – 2.44%
Carrols 9.00% 1/15/13		405,000	386,775
Corrections Corp. of America
7.50% 5/1/11		123,000	124,538
CVS Caremark
3.875% 11/1/07		240,000	239,630
4.875% 9/15/14		240,000	228,476
5.75% 6/1/17		550,000	537,808
6.25% 6/1/27		664,000	645,284
•6.302% 6/1/37		1,897,000	1,845,465
•DaimlerChrysler Holding
5.81% 8/3/09		710,000	704,428
Ford Motor
*7.45% 7/16/31		365,000	288,350
7.70% 5/15/97		220,000	159,500

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
5.75% 1/12/09	EUR	520,000	$ 725,390
7.375% 10/28/09	USD	355,000	348,261
8.00% 12/15/16		255,000	238,930
•8.11% 1/13/12		125,000	118,219
9.75% 9/15/10		395,000	403,228
#Galaxy Entertainment Finance 144A
9.875% 12/15/12		544,000	563,040
Gaylord Entertainment
8.00% 11/15/13		375,000	382,031
*General Motors
6.375% 5/1/08		350,000	347,375
8.375% 7/15/33		825,000	727,031
Global Cash Access
8.75% 3/15/12		130,000	135,200
GMAC
4.375% 12/10/07		450,000	447,831
4.75% 9/14/09	EUR	517,000	697,655
5.375% 6/6/11	EUR	365,000	478,097
•6.808% 5/15/09	USD	1,580,000	1,522,318
6.875% 9/15/11		485,000	461,946
6.875% 8/28/12		275,000	258,207
*Harrah’s Operating
6.50% 6/1/16		450,000	367,321
*Kohl’s 6.25% 12/15/17		445,000	445,366
Lear 8.75% 12/1/16		560,000	529,200
Majestic Star Casino
9.50% 10/15/10		410,000	395,650
Mandalay Resort Group
9.375% 2/15/10		100,000	105,250
9.50% 8/1/08		250,000	256,875
Neiman Marcus Group PIK
9.00% 10/15/15		300,000	321,000
NPC International
9.50% 5/1/14		320,000	292,800
Penney (J.C.)
6.375% 10/15/36		155,000	145,491
7.375% 8/15/08		200,000	202,923
#Pokagon Gaming Authority 144A
10.375% 6/15/14		460,000	507,150
Starwood Hotels &
Resorts Worldwide
6.25% 2/15/13		495,000	497,367
Station Casinos
6.625% 3/15/18		315,000	265,388
Time Warner
7.625% 4/15/31		295,000	321,780
Toyota Motor Credit
1.30% 3/16/12	JPY	20,000,000	174,236
#TRW Automotive 144A
7.00% 3/15/14	USD	20,000	19,500
Viacom
5.75% 4/30/11		880,000	889,224
•6.044% 6/16/09		260,000	259,125
Wal-Mart Stores
6.50% 8/15/37		1,060,000	1,103,686
Wheeling Island Gaming
10.125% 12/15/09		1,230,000	1,239,226
			21,353,571
Consumer Non-Cyclical – 1.18%
#AmBev International
Finance 144A
9.50% 7/24/17	BRL	1,448,000	732,689
American Achievement
8.25% 4/1/12	USD	50,000	50,000
AmerisourceBergen
5.875% 9/15/15		430,000	422,702
#Amgen 144A
5.85% 6/1/17		350,000	347,296
6.375% 6/1/37		925,000	916,379
Aramark 8.50% 2/1/15		205,000	210,125
#Cerveceria Nacional
Dominicana 144A
8.00% 3/27/14		245,000	249,288
#Community Health Systems 144A
8.875% 7/15/15		385,000	397,513
*Constellation Brands
8.125% 1/15/12		200,000	204,500
Cott Beverages
8.00% 12/15/11		200,000	198,000
CRC Health
10.75% 2/1/16		540,000	569,700
#HCA 144A
9.125% 11/15/14		155,000	163,913
#HCA PIK 144A
9.625% 11/15/16		350,000	374,500
*HealthSouth
10.75% 6/15/16		525,000	555,188
Kraft Foods
4.125% 11/12/09		10,000	9,832
#Miller Brewing 144A
4.25% 8/15/08		280,000	277,289
National Beef Packing
10.50% 8/1/11		185,000	188,700
Omnicare
6.875% 12/15/15		100,000	93,000
Pilgrim’s Pride
8.375% 5/1/17		700,000	717,500
Procter & Gamble
2.00% 6/21/10	JPY	58,000,000	515,451
Quest Diagnostic
6.95% 7/1/37	USD	461,000	476,004
Safeway 6.35% 8/15/17		340,000	346,077

(continues)     15

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#Seminole Indian Tribe
of Florida 144A
7.804% 10/1/20	USD	125,000	$ 131,570
*Smithfield Foods
7.75% 7/1/17		50,000	51,500
#Universal Hospital PIK
144A 8.50% 6/1/15		200,000	199,000
US Oncology
9.00% 8/15/12		190,000	192,375
UST 6.625% 7/15/12		320,000	333,903
Williams Scotsman
8.50% 10/1/15		50,000	55,250
*#Wimar Opco 144A
9.625% 12/15/14		58,000	45,240
Wyeth 5.50% 2/1/14		1,355,000	1,349,197
			10,373,681
Electric – 2.83%
AES
7.75% 3/1/14		110,000	112,200
#144A 8.75% 5/15/13		85,000	89,356
Appalachian Power
5.65% 8/15/12		165,000	166,298
Arizona Public Service
5.50% 9/1/35		1,035,000	894,940
6.50% 3/1/12		592,000	613,889
Avista 9.75% 6/1/08		140,000	144,670
*Baltimore Gas & Electric
6.35% 10/1/36		600,000	595,048
‡#Calpine 144A
8.496% 7/15/09		146,625	154,689
Commonwealth Edison
6.15% 3/15/12		810,000	832,367
6.15% 9/15/17		295,000	297,301
6.95% 7/15/18		106,000	109,578
Consolidated Edison
6.30% 8/15/37		380,000	382,366
Dominion Resources
5.687% 5/15/08		505,000	505,298
•6.30% 9/30/66		810,000	803,204
•7.50% 6/30/66		1,460,000	1,487,432
Duquesne Light Holdings
5.50% 8/15/15		825,000	779,399
Elwood Energy
8.159% 7/5/26		286,698	291,428
#Enel Finance International 144A
6.80% 9/15/37		925,000	944,944
Energy East
6.75% 7/15/36		1,035,000	1,059,755
Entergy Gulf States
5.12% 8/1/10		865,000	858,407
Entergy Mississippi
5.92% 2/1/16		310,000	303,495
#FPL Energy National Wind
144A 5.608% 3/10/24		429,163	423,645
FPL Group Capital
5.625% 9/1/11		190,000	192,600
•6.65% 6/17/67		1,260,000	1,215,945
•7.30% 9/1/67		345,000	355,907
ISA Capital do Brasil
7.875% 1/30/12		145,000	148,625
#ISA Capital do Brasil 144A
7.875% 1/30/12		690,000	702,075
8.80% 1/30/17		395,000	414,750
#Majapahit Holding 144A
7.75% 10/17/16		415,000	422,263
Midamerican Energy Holdings
5.95% 5/15/37		830,000	786,596
Midamerican Funding
6.75% 3/1/11		10,000	10,600
Midwest Generation
8.30% 7/2/09		130,653	132,939
Mirant Americas Generation
8.30% 5/1/11		375,000	380,625
Mirant North America
7.375% 12/31/13		400,000	408,000
Nevada Power
6.75% 7/1/37		980,000	990,037
NRG Energy
7.375% 2/1/16		355,000	356,775
Orion Power Holdings
12.00% 5/1/10		300,000	330,000
#Pedernales Electric
Cooperative 144A
6.202% 11/15/32		620,000	624,980
Pepco Holdings
6.125% 6/1/17		175,000	175,881
•6.246% 6/1/10		335,000	335,849
#Power Contract Financing 144A
6.256% 2/1/10		144,081	146,315
•PPL Capital Funding
6.70% 3/30/67		1,555,000	1,496,612
Public Service
6.25% 9/1/37		190,000	193,542
Puget Sound Energy
7.69% 2/1/11		250,000	267,674
#Rede Empresas de Energia
Electrica 144A
11.125% 4/2/49		695,000	700,213
TECO Energy
7.20% 5/1/11		10,000	10,483
#TXU Australia 144A
6.15% 11/15/13		375,000	382,537
Westar Energy
5.95% 1/1/35		472,000	432,662
Wisconsin Power & Light
6.375% 8/15/37		190,000	194,139
•WPS Resources
6.11% 12/1/66		1,225,000	1,139,981
			24,798,314

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Energy – 1.42%
AmeriGas Partners
7.125% 5/20/16	USD	95,000	$ 92,863
Anadarko Petroleum
5.95% 9/15/16		140,000	138,895
Apache 5.25% 4/15/13		245,000	243,923
Canadian Natural Resources
6.50% 2/15/37		630,000	630,512
#Canadian Oil Sands 144A
4.80% 8/10/09		155,000	154,084
Chesapeake Energy
6.375% 6/15/15		50,000	49,313
6.625% 1/15/16		160,000	160,000
Compton Petroleum Finance
7.625% 12/1/13		545,000	528,650
*Devon Energy
7.95% 4/15/32		80,000	95,636
EnCana
6.625% 8/15/37		155,000	159,540
#Energy Partners 144A
9.75% 4/15/14		140,000	135,100
Enterprise Products Operating
5.60% 10/15/14		445,000	436,520
Ferrellgas Finance Escrow
6.75% 5/1/14		40,000	39,200
Geophysique-Veritas
7.50% 5/15/15		35,000	36,225
7.75% 5/15/17		160,000	165,600
#Hilcorp Energy I 144A
7.75% 11/1/15		370,000	363,525
9.00% 6/1/16		250,000	256,250
#Lukoil International Finance 144A
6.356% 6/7/17		480,000	462,000
6.656% 6/7/22		345,000	327,267
Mariner Energy
8.00% 5/15/17		200,000	196,500
Nexen 6.40% 5/15/37		312,000	304,175
#OPTI Canada 144A
7.875% 12/15/14		105,000	105,525
8.25% 12/15/14		45,000	45,563
PetroHawk Energy
9.125% 7/15/13		270,000	286,200
Plains Exploration & Production
7.00% 3/15/17		170,000	159,800
Seitel 9.75% 2/15/14		270,000	256,500
#Stallion Oilfield Services 144A
9.75% 2/1/15		150,000	146,063
Suncor Energy
6.50% 6/15/38		835,000	857,113
#TNK-BP Finance 144A
6.625% 3/20/17		940,000	877,772
•TransCanada Pipelines
6.35% 5/15/67		1,380,000	1,326,781
Whiting Petroleum
7.25% 5/1/13		230,000	225,400
Williams 7.50% 1/15/31		290,000	302,325
•Wisconsin Energy
6.25% 5/15/67		1,625,000	1,534,719
XTO Energy
6.25% 8/1/17		255,000	259,361
6.75% 8/1/37		1,030,000	1,078,261
			12,437,161
Finance Companies – 2.68%
*#Algoma Acqusition 144A
9.875% 6/15/15		100,000	89,500
•American Express
6.80% 9/1/66		725,000	744,211
American General Finance
4.875% 7/15/12		375,000	362,727
5.625% 8/17/11		900,000	900,314
#Capmark Financial Group 144A
5.875% 5/10/12		830,000	756,640
6.30% 5/10/17		995,000	867,438
FTI Consulting
7.625% 6/15/13		375,000	386,250
General Electric Capital
5.00% 4/10/12		1,087,000	1,077,765
•5.02% 2/2/11	NOK	3,500,000	641,449
5.125% 1/28/14	SEK	3,500,000	538,611
5.625% 9/15/17	USD	530,000	530,855
General Electric Capital
UK Funding
4.625% 1/18/16	GBP	246,000	455,914
♦•#Glen Meadow Pass
Through Trust 144A
6.505% 2/12/67	USD	940,000	903,528
Goldman Sachs
6.75% 10/1/37		2,195,000	2,216,204
•Goldman Sachs Capital II
5.793% 12/29/49		5,465,000	5,176,415
•HSBC Financial
4.889% 4/24/10	CAD	303,000	304,002
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65	USD	270,000	260,668
International Lease Finance
5.75% 6/15/11		435,000	439,352
5.875% 5/1/13		280,000	281,437
Leucadia National
8.125% 9/15/15		215,000	217,419
♦•#Mangrove Bay Pass
Through Trust 144A
6.102% 7/15/33		835,000	777,050

(continues)     17

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
Residential Capital
•6.224% 6/9/08	USD	100,000	$ 92,125
7.125% 11/21/08		680,000	608,756
7.375% 5/17/13	GBP	280,000	446,835
•7.80% 11/21/08	USD	230,000	206,713
SLM 5.375% 1/15/13		1,653,000	1,498,248
•#SMFG Preferred Capital I 144A
6.078% 12/29/49		1,670,000	1,552,582
Washington Mutual
5.25% 9/15/17		355,000	326,383
5.50% 8/24/11		365,000	360,657
•#Washington Mutual Preferred
Funding II 144A
6.895% 12/31/49		500,000	469,324
			23,489,372
Industrials – 0.03%
#Mobile Services Group 144A
9.75% 8/1/14		225,000	226,125
			226,125
Insurance – 1.89%
21st Century Insurance
5.90% 12/15/13		275,000	279,211
•Allstate 6.50% 5/15/57		950,000	918,117
•#AXA 144A
6.379% 12/14/49		895,000	809,471
Berkshire Hathaway Finance
4.85% 1/15/15		415,000	398,961
•Everest Reinsurance Holdings
6.60% 5/15/37		860,000	799,032
#Farmers Insurance Exchange
144A 8.625% 5/1/24		615,000	706,598
FBL Financial Group
5.875% 3/15/17		720,000	688,168
#HUB International Holdings 144A
10.25% 6/15/15		125,000	116,875
#Max USA Holdings 144A
7.20% 4/14/17		300,000	292,251
#Metropolitan Life Global
Funding I 144A
4.25% 7/30/09		450,000	445,230
Montpelier Re Holdings
6.125% 8/15/13		155,000	153,991
#Nippon Life Insurance 144A
4.875% 8/9/10		345,000	342,114
#NLV Financial 144A
6.50% 3/15/35		385,000	356,820
•#Oil Insurance 144A
7.558% 12/29/49		2,295,000	2,345,957
•PartnerRe Finance II
6.44% 12/1/66		1,148,000	1,064,383
*#Sul America Participacoes 144A
8.625% 2/15/12		225,000	231,750
Transatlantic Holdings
5.75% 12/14/15		1,154,000	1,158,750
•Travelers
6.25% 3/15/37		340,000	329,307
♦•#Twin Reefs Pass Through
Trust 144A
6.82% 12/31/49		400,000	317,496
Unitrin 6.00% 5/15/17		555,000	540,634
#USI Holdings 144A
9.75% 5/15/15		200,000	180,500
WellPoint
4.25% 12/15/09		210,000	206,967
5.00% 12/15/14		518,000	493,846
5.875% 6/15/17		95,000	94,504
6.375% 6/15/37		540,000	537,075
•#White Mountains Re Group 144A
7.506% 5/29/49		405,000	383,719
•XL Capital
6.50% 12/31/49		1,492,000	1,395,976
•#ZFS Finance USA Trust I 144A
6.50% 5/9/37		1,000,000	968,495
			16,556,198
Natural Gas – 0.51%
#Dynergy Holdings 144A
7.75% 6/1/19		405,000	389,306
El Paso
6.875% 6/15/14		165,000	167,350
7.00% 6/15/17		150,000	153,058
#El Paso Performance-Linked
Trust 144A
7.75% 7/15/11		175,000	180,651
Enterprise Products Operating
4.00% 10/15/07		125,000	124,937
4.625% 10/15/09		410,000	406,759
7.50% 2/1/11		87,000	92,466
•8.375% 8/1/66		375,000	386,006
Inergy Finance
6.875% 12/15/14		90,000	87,300
8.25% 3/1/16		75,000	77,813
Kinder Morgan Energy Partners
5.125% 11/15/14		295,000	280,981
Kinder Morgan Finance
5.35% 1/5/11		25,000	24,457
ONEOK 5.51% 2/16/08		345,000	344,835
#Regency Energy Partners 144A
8.375% 12/15/13		194,000	204,185
Valero Energy
6.625% 6/15/37		1,145,000	1,165,839
Valero Logistics Operations
6.05% 3/15/13		350,000	351,787
			4,437,730
Real Estate – 0.43%
BF Saul REIT
7.50% 3/1/14		565,000	528,275
#China Properties Group 144A
9.125% 5/4/14		335,000	302,338

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
#Greentown China Holdings
144A 9.00% 11/8/13	USD	545,000	$ 538,187
Host Marriott
7.125% 11/1/13		185,000	187,313
HRPT Properties Trust
6.25% 6/15/17		355,000	342,009
iStar Financial
*5.15% 3/1/12		295,000	273,226
5.875% 3/15/16		495,000	443,724
Regency Centers
5.875% 6/15/17		350,000	338,384
Rouse 7.20% 9/15/12		175,000	176,462
United Dominion Realty Trust
3.90% 3/15/10		205,000	200,244
•#USB Realty 144A
6.091% 12/22/49		500,000	480,745
			3,810,907
Technology – 0.35%
Broadridge Financial
Solutions 6.125% 6/1/17		860,000	817,597
Freescale Semiconductor
8.875% 12/15/14		150,000	145,500
International Business
Machines 4.00% 11/11/11	EUR	400,000	555,082
*MagnaChip Semiconductor
8.00% 12/15/14	USD	225,000	156,375
Solectron Global Finance
8.00% 3/15/16		245,000	266,438
*Sungard Data Systems
10.25% 8/15/15		264,000	277,200
Xerox 5.50% 5/15/12		825,000	817,931
			3,036,123
Transportation – 0.42%
Continental Airlines
6.503% 6/15/11		390,000	391,098
#Erac USA Finance 144A
5.30% 11/15/08		100,000	99,224
Hertz 8.875% 1/1/14		380,000	393,300
Kansas City Southern de Mexico
9.375% 5/1/12		650,000	684,125
Kansas City Southern Railway
9.50% 10/1/08		175,000	179,594
‡Northwest Airlines
10.00% 2/1/09		65,000	6,663
Red Arrow International Leasing
8.375% 3/31/12	RUB	45,091,618	1,849,994
Seabulk International
9.50% 8/15/13	USD	90,000	96,525
			3,700,523
Total Corporate Bonds
(cost $211,024,362)			209,985,961

Foreign Agencies – 0.86%Δ
Austria – 0.09%
Oesterreichische Kontrollbank
1.80% 3/22/10	JPY	93,000,000	824,593
			824,593
Germany – 0.50%
KFW
*1.75% 3/23/10	JPY	49,000,000	433,950
3.50% 7/4/21	EUR	1,035,000	1,307,014
4.125% 7/4/17	EUR	1,639,000	2,268,734
Rentenbank
1.375% 4/25/13	JPY	48,000,000	418,119
			4,427,817
Luxembourg – 0.17%
#Gazprom 144A
6.212% 11/22/16	USD	1,471,000	1,461,733
			1,461,733
Qatar – 0.10%
#Ras Laffan Liquefied
Natural Gas III 144A
5.832% 9/30/16		400,000	399,025
5.838% 9/30/27		500,000	457,951
			856,976
Total Foreign Agencies
(cost $7,487,789)			7,571,119

Municipal Bonds – 1.62%
Aruba Airport
Authority Series A
7.70% 1/1/13 (MBIA)		147,000	157,904
Augusta, Georgia Water &
Sewer Revenue
5.25% 10/1/39 (FSA)		260,000	273,811
California State
5.00% 2/1/33		5,000	5,067
§5.00% 2/1/33-14		60,000	64,916
California State University
Systemwide Revenue
5.00% 11/1/30 (AMBAC)		195,000	202,283
Delaware River Port
Authority Series A
7.54% 1/1/13 (FSA)		805,000	888,076
Escondido, California
Joint Powers Financing
Authority Series B
5.53% 9/1/18 (FGIC)		1,940,000	1,969,798
Escondido, California
Revenue (Wastewater
Capital Projects) Series B
5.75% 9/1/25 (MBIA)		565,000	561,537
Illinois State Taxable Pension
5.10% 6/1/33		120,000	112,631

(continues)     19

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Municipal Bonds (continued)
La Quinta, California
Redevelopment Agency
Tax Allocation Project #1
5.45% 9/1/13 (AMBAC)	USD	560,000	$ 563,461
6.24% 9/1/23 (AMBAC)		640,000	659,085
Los Angeles, California
Community Redevelopment
Series B
5.83% 12/1/17 (FSA)		635,000	643,287
Series D
5.60% 7/1/18 (MBIA)		80,000	79,324
6.02% 9/1/21 (MBIA)		950,000	965,343
Massachusetts Health &
Education Facilities
Authority Revenue
Series A 5.00% 7/15/36		355,000	367,840
Metropolitan Washington,
District of Columbia
Airport Authority Series C
4.62% 10/1/10 (FGIC)		15,000	14,967
New Jersey Economic
Development
Authority Revenue
(Cigarette Tax)
5.75% 6/15/29		100,000	104,718
New York State Urban
Development Series A-1
5.25% 3/15/34 (FGIC)		125,000	130,776
Oregon State Taxable Pension
5.892% 6/1/27		65,000	67,271
Sacramento County,
California Public
Finance Authority
Revenue (Housing
Tax County Project)
Series B
3.82% 12/1/08 (FGIC)		55,000	54,518
5.18% 12/1/13 (FGIC)		105,000	104,439
San Diego, California
Redevelopment Tax
Allocation Series C
5.81% 9/1/19(XLCA)		645,000	649,528
Sisters of Providence
Obligated Group
7.47% 10/1/07 (MBIA)		1,284,000	1,284,000
South Texas Detention
Complex Local
Development Revenue
4.92% 2/1/14 (MBIA)		1,150,000	1,127,184
Stockton, California Pension
Obligation Series B
5.675% 9/1/26 (FSA)		1,945,000	1,911,702
West Virginia Economic
Development Authority
5.37% 7/1/20 (MBIA)		590,000	578,377
West Virginia Tobacco
Settlement Finance Authority
7.467% 6/1/47		635,000	619,709
Total Municipal Bonds
(cost $14,206,287)			14,161,552

Non-Agency Asset-Backed Securities – 3.59%
•Bank of America
Credit Card Trust
Series 2006-A10
5.733% 2/15/12		7,005,000	6,971,821
Capital Auto Receivables
Asset Trust
Series 2007-3 A3A
5.02% 9/15/11		610,000	611,003
Capital One Multi-Asset
Execution Trust
Series 2007-A7
5.75% 7/15/20		550,000	551,430
Caterpillar Financial
Asset Trust
Series 2007-A A3A
5.34% 6/25/12		200,000	201,219
Centex Home Equity
Series 2002-A AF6
5.54% 1/25/32		47,594	47,165
•Citibank Credit Card
Issuance Trust
Series 2007-A6
5.35% 7/12/12		8,000,000	7,940,217
Series 2007-A7
5.846% 8/20/14		1,055,000	1,053,744
CNH Equipment Trust
Series 2007-B A3A
5.40% 10/17/11		300,000	300,000
•Countrywide Asset-
Backed Certificates
Series 2006-11 1AF6
6.15% 9/25/46		1,450,000	1,429,989
Series 2006-15 A6
5.826% 10/25/46		525,000	505,027
Series 2006-S7 A3
5.712% 11/25/35		995,000	975,327
Series 2006-S9 A3
5.728% 8/25/36		660,000	653,820
#Countrywide Asset-Backed
NIM Certificates
Series 2004-BC1 Note 144A
5.50% 4/25/35		33	13
Credit-Based Asset Servicing
and Securitization
Series 2005-CB8 AF1B
5.451% 12/25/35		53,135	52,924
Series 2007-CB1 AF2
5.721% 1/25/37		350,000	347,777

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Master Trust
Series 2007-A1 A1
5.65% 3/16/20	USD	910,000	$ 908,371
#Drive Auto Receivables Trust
Series 2005-2 A2 144A
4.12% 1/15/10		282,611	282,130
#Dunkin Securitization
Series 2006-1 A2 144A
5.779% 6/20/31		805,000	810,576
GMAC Mortgage Loan Trust
Series 2006-HE3 A2
5.75% 10/25/36		180,000	177,076
Honda Automobile
Receivables Owners Trust
Series 2004-2 A4
3.81% 10/15/09		60,167	59,708
•HSI Asset Securitization Trust
Series 2006-HE1 2A1
5.181% 10/25/36		1,166,782	1,158,338
Hyundai Auto Receivables Trust
Series 2007-A A3A
5.04% 1/17/12		200,000	200,000
•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35		269,855	259,735
Mid-State Trust
Series 2004-1 A
6.005% 8/15/37		45,573	46,673
Series 2005-1 A
5.745% 1/15/40		233,899	222,204
#Series 2006-1 A 144A
5.787% 10/15/40		152,758	144,785
•Morgan Stanley Asset-Backed
Securities Capital I
Series 2006-NC4 A2C
5.281% 6/25/36		2,825,000	2,760,076
Renaissance Home
Equity Loan Trust
Series 2005-4 A2
5.399% 2/25/36		107,615	107,191
•Residential Asset
Mortgage Products
Series 2006-RS6 A1
5.39% 11/25/36		757,627	755,283
RSB Bondco
Series 2007-A A2
5.72% 4/1/18		405,000	411,632
#Securitized Asset-Backed
NIM Trust
Series 2005-FR4 144A
6.00% 1/25/36		330,313	329,579
•#SLM Student Loan Trust
Series 2003-4 A5C 144A
5.854% 3/15/33		690,000	690,352
Structured Asset Securities
Series 2001-SB1 A2
3.375% 8/25/31		114,827	103,631
•Vanderbilt Mortgage Finance
Series 2001-A A4
7.235% 6/7/28		153,380	159,425
WFS Financial Owner Trust
Series 2005-1 D
4.09% 8/17/12		278,440	276,660
Total Non-Agency Asset-Backed Securities
(cost $30,845,194)			31,504,901

Non-Agency Collateralized Mortgage Obligations – 19.16%
•Adjustable Rate
Mortgage Trust
Series 2005-10 3A11
5.42% 1/25/36		683,780	659,189
Series 2005-10 3A31
5.42% 1/25/36		1,145,000	1,103,605
Series 2006-2 1A4
5.761% 5/25/36		1,440,000	1,437,412
Bank of America
Alternative Loan Trust
Series 2003-10 2A1
6.00% 12/25/33		18,933	18,714
Series 2004-2 1A1
6.00% 3/25/34		61,118	60,411
Series 2004-10 1CB1
6.00% 11/25/34		218,665	219,758
Series 2005-3 2A1
5.50% 4/25/20		146,412	144,582
Series 2005-5 2CB1
6.00% 6/25/35		322,027	318,304
Series 2005-6 7A1
5.50% 7/25/20		443,276	437,736
Series 2005-9 5A1
5.50% 10/25/20		432,062	426,661
Bank of America Funding Securities
Series 2005-8 1A1
5.50% 1/25/36		1,115,809	1,084,775
Series 2007-1 1A14
5.75% 1/25/37		2,226,944	2,236,490
Bank of America Mortgage
Securities Series 2005-9 2A1
4.75% 10/25/20		438,389	425,930
•Bear Stearns Adjustable
Rate Mortgage Trust
Series 2006-1 A1
4.625% 2/25/36		2,894,608	2,841,764
Series 2006-4 2A1
5.809% 10/25/36		1,179,649	1,186,997
Series 2007-3 1A1
5.482% 5/25/47		1,240,476	1,242,272
Series 2007-4 22A1
6.011% 6/25/47		3,113,749	3,070,819
Series 2007-5 3A1
6.00% 8/25/47		3,154,379	3,090,282

(continues)     21

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•Bear Stearns Alternative A Trust
Series 2006-3 33A1
6.16% 5/25/36	USD	477,991	$ 483,966
Series 2006-3 34A1
6.165% 5/25/36		236,845	237,633
Bear Stearns Asset-Backed
Securities Series 2005-AC8 A5
5.50% 11/25/35		382,796	384,295
Chase Mortgage Finance
Series 2003-S8 A2
5.00% 9/25/18		759,155	737,575
•Series 2005-A1 3A1
5.275% 12/25/35		837,747	834,305
Citicorp Mortgage Securities
Series 2003-3 A4
5.50% 3/25/33		70,632	70,588
Series 2004-1 1A1
5.25% 1/25/34		1,400,008	1,393,820
Series 2004-8 1A1
5.50% 10/25/34		696,434	697,148
Series 2006-3 1A4
6.00% 6/25/36		695,000	677,243
Citigroup Mortgage Loan Trust
Series 2004-NCM2 1CB2
6.75% 8/25/34		218,062	222,015
•Series 2004-UST1
A6 5.09% 8/25/34		1,092,576	1,076,982
•Series 2006-AR2 1A2
5.535% 3/25/36		1,713,035	1,717,010
•Series 2007-AR5 1AB
5.621% 4/25/37		595,268	600,607
Citimortgage Alternative
Loan Trust
Series 2006-A2 A1
6.00% 5/25/36		1,348,088	1,362,163
Countrywide Alternative
Loan Trust
Series 2003-21T1 A2
5.25% 12/25/33		799,824	796,706
Series 2004-1T1 A2
5.50% 2/25/34		834,708	833,879
Series 2004-14T2 A6
5.50% 8/25/34		759,589	758,839
Series 2004-28CB 6A1
6.00% 1/25/35		615,792	608,673
Series 2004-J1 1A1
6.00% 2/25/34		24,116	23,852
Series 2004-J2 7A1
6.00% 12/25/33		41,798	41,654
•Series 2004-J7 1A2
4.673% 8/25/34		33,548	33,454
•Series 2005-63 3A1
5.889% 11/25/35		496,223	499,136
Series 2006-2CB A3
5.50% 3/25/36		359,975	359,840
Countrywide Alternative Loan Trust
Series 2006-19CB
A15 6.00% 8/25/36		1,258,947	1,273,018
Series 2006-25CB
A8 6.00% 10/25/36		1,381,179	1,394,846
Series 2006-31CB
A8 5.75% 11/25/36		901,143	903,375
♦Countrywide Home
Loan Mortgage Pass
Through Trust
•Series 2003-21 A1
4.08% 5/25/33		13,735	13,723
Series 2004-HYB4 M
4.844% 9/20/34		244,699	234,502
Series 2005-23 A1
5.50% 11/25/35		1,011,887	983,744
Series 2005-29 A1
5.75% 12/25/35		2,307,353	2,241,739
Series 2006-1 A2
6.00% 3/25/36		390,912	388,469
Series 2006-1 A3
6.00% 3/25/36		114,510	113,186
Series 2006-17 A5
6.00% 12/25/36		375,389	378,079
•Series 2006-HYB3 3A1A
6.098% 5/20/36		514,138	525,613
•Series 2007-HY1 1A1
5.701% 4/25/37		2,117,855	2,116,775
•Series 2007-HYB1 4A2
5.931% 3/25/37		443,247	444,078
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1
7.00% 12/25/33		12,142	12,446
Series 2004-1 3A1
7.00% 2/25/34		6,432	6,593
Credit Suisse Mortgage
Capital Certificates
Series 2006-9 3A1
6.00% 11/25/36		46,601	45,625
Series 2007-1 5A14
6.00% 2/25/37		1,861,518	1,875,365
Series 2007-3 4A15
5.50% 4/25/37		1,765,517	1,758,182
Series 2007-5 3A19
6.00% 8/25/37		2,051,666	2,011,113
•#Deutsche Mortgage Securities
Series 2005-WF1 1A3
144A 5.068% 6/26/35		1,720,000	1,633,338
•First Horizon Asset Securities
Series 2005-AR2 2A1
5.121% 6/25/35		861,476	858,002
Series 2006-AR4 1A2
5.505% 1/25/37		2,396,284	2,395,462
Series 2007-AR1 1A1
5.858% 5/25/37		2,248,859	2,258,262

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•First Horizon Asset Securities
Series 2007-AR2 1A1
5.863% 8/25/37	USD	312,160	$ 310,990
Series 2007-AR3 2A1
6.327% 10/25/37		1,355,000	1,359,658
GMAC Mortgage Loan Trust
•Series 2005-AR2 4A
5.188% 5/25/35		435,287	431,053
•Series 2005-AR6 4A1
5.46% 11/19/35		1,264,553	1,239,147
Series 2006-J1 A1
5.75% 4/25/36		1,969,522	1,978,973
#GSMPS Mortgage Loan
Trust 144A
•Series 1998-3 A
7.75% 9/19/27		27,482	29,121
•Series 1999-3 A
8.00% 8/19/29		44,230	46,935
Series 2005-RP1
1A3 8.00% 1/25/35		384,833	411,866
Series 2005-RP1
1A4 8.50% 1/25/35		168,430	181,447
Series 2006-RP1
1A2 7.50% 1/25/36		461,432	488,940
GSR Mortgage Loan Trust
Series 2006-1F 5A2
6.00% 2/25/36		191,708	189,492
•Series 2006-AR1
2A4 5.18% 1/25/36		2,215,000	2,205,335
•Series 2006-AR1 3A1
5.392% 1/25/36		371,834	370,725
•Series 2007-AR1
2A1 6.01% 3/25/37		3,291,959	3,321,918
•Series 2007-AR2 1A1
5.797% 5/25/47		1,179,010	1,176,684
•Series 2007-AR2 2A1
5.495% 5/25/47		1,144,351	1,143,603
•Indymac Index Mortgage
Loan Trust
Series 2005-AR25 1A21
5.849% 12/25/35		446,787	449,638
Series 2006-AR1 A1
5.946% 8/25/36		1,253,049	1,246,520
Series 2006-AR3 1A1
5.36% 12/25/36		2,367,537	2,359,674
•JPMorgan Mortgage Trust
Series 2004-A6 1A2
4.852% 12/25/34		491,557	485,773
Series 2005-A4 1A1
5.40% 7/25/35		302,435	301,276
Series 2005-A6 1A2
5.138% 9/25/35		605,000	584,723
Series 2006-A2 2A4
5.755% 4/25/36		2,025,000	2,016,861
Series 2006-A6 2A4L
5.567% 10/25/36		1,590,000	1,555,915
Series 2007-A1 6A1
4.78% 7/25/35		2,742,166	2,710,730
Series 2007-A4 1A1
5.487% 6/25/37		2,755,181	2,744,432
Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35		370,902	371,096
•MASTR Adjustable Rate
Mortgages Trust
Series 2003-6 1A2
5.904% 12/25/33		14,385	14,734
Series 2005-6 7A1
5.34% 6/25/35		190,719	189,771
MASTR Alternative Loans Trust
Series 2003-6 3A1
8.00% 9/25/33		15,417	15,827
Series 2003-9 1A1
5.50% 12/25/18		15,889	15,691
Series 2004-3 8A1
7.00% 4/25/34		14,871	14,981
Series 2004-5 6A1
7.00% 6/25/34		197,427	200,499
MASTR Asset
Securitization Trust
Series 2003-9 2A7
5.50% 10/25/33		535,713	520,311
Series 2004-4 2A1
5.00% 4/25/34		908,939	900,928
#MASTR Reperforming
Loan Trust 144A
Series 2005-1 1A5
8.00% 8/25/34		169,253	180,515
Series 2005-2 1A4
8.00% 5/25/35		502,466	538,634
•Merrill Lynch
Mortgage Investors
Series 2005-A5 A2
4.566% 6/25/35		460,000	450,043
Series 2005-A9 2A1C
5.149% 12/25/35		2,435,000	2,423,257
Morgan Stanley
Mortgage Loan Trust
Series 2006-2 6A
6.50% 2/25/36		230,166	229,159
Nomura Asset Acceptance
Series 2005-WF1
2A2 4.786% 3/25/35		475,000	466,822
Series 2006-AF1 1A2
6.159% 5/25/36		500,000	495,306
Prime Mortgage Trust
Series 2004-CL1 1A1
6.00% 2/25/34		43,051	43,118
Residential Accredit Loans
Series 2004-QS2 CB
5.75% 2/25/34		129,417	126,546

(continues)     23

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Residential Accredit Loans
Series 2006-QS18 3A1
5.75% 12/25/21	USD	2,397,916	$2,411,763
Residential Asset
Mortgage Products
Series 2004-SL1 A3
7.00% 11/25/31		9,272	9,443
Series 2004-SL4 A3
6.50% 7/25/32		96,783	99,293
Series 2005-SL1 A2
6.00% 5/25/32		201,276	205,100
•Residential Funding
Mortgage Securities I
Series 2006-SA3 3A1
6.04% 9/25/36		465,207	470,715
Series 2007-SA1 2A2
5.623% 2/25/37		2,247,493	2,240,412
•Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-18 5A
5.50% 12/25/34		106,165	106,050
Series 2005-18 1A1
5.657% 9/25/35		751,431	754,771
Series 2005-21 6A3
5.40% 11/25/35		1,065,000	1,006,070
Series 2005-21 7A1
6.03% 11/25/35		3,102,720	3,053,681
Series 2005-22 1A4
5.25% 12/25/35		2,120,000	2,116,406
Series 2005-3XS A2
5.381% 1/25/35		50,286	50,286
Series 2006-1 7A4
5.62% 2/25/36		1,305,000	1,261,829
Structured Asset Securities
•Series 2002-22H 1A
6.938% 11/25/32		15,518	15,764
Series 2004-5H A2
4.43% 12/25/33		156,274	155,617
Series 2004-12H 1A
6.00% 5/25/34		140,121	139,683
Series 2005-6 4A1
5.00% 5/25/35		577,162	542,171
♦Washington Mutual
Alternative Mortgage
Pass Through Certificates
Series 2005-1 5A2
6.00% 3/25/35		109,730	109,044
Series 2005-9 3CB
5.50% 10/25/20		472,230	466,327
Series 2006-5 2CB3
6.00% 7/25/36		478,948	485,556
♦Washington Mutual Pass
Through Certificates
Series 2002-S8 2A1
4.50% 1/25/18		29,777	29,701
Series 2004-CB3 1A
6.00% 10/25/34		214,039	211,564
♦Washington Mutual Pass Through Certificates
Series 2004-CB3 4A
6.00% 10/25/19		105,858	106,189
•Series 2005-AR16 1A3
5.104% 12/25/35		1,225,000	1,208,955
•Series 2005-AR18 1A3A
5.256% 1/25/36		2,200,000	2,194,886
•Series 2006-AR10
1A1 5.944% 9/25/36		422,215	423,682
•Series 2006-AR14 2A1
5.763% 11/25/36		2,873,754	2,856,019
•Series 2006-AR16 1A1
5.606% 12/25/36		1,947,985	1,941,158
•Series 2006-AR18
2A2 5.497% 1/25/37		1,670,000	1,650,337
•Series 2007-HY1 1A1
5.717% 2/25/37		1,064,193	1,064,155
•Series 2007-HY2 1A1
5.633% 12/25/36		2,497,575	2,504,215
•Series 2007-HY3 4A1
5.349% 3/25/37		3,880,722	3,853,232
•Series 2007-HY4 1A1
5.559% 4/25/37		3,429,921	3,418,070
•Series 2007-HY6 2A2
5.285% 6/25/37		1,016,823	998,350
•Series 2007-HY7 4A1
5.876% 7/25/37		2,920,786	2,884,277
Wells Fargo Mortgage
Backed Securities Trust
•Series 2004-O A1
4.893% 8/25/34		3,479,495	3,424,830
•Series 2004-T A1
5.75% 9/25/34		118,801	119,095
Series 2005-12 1A7
5.50% 11/25/35		626,478	605,726
Series 2005-14 2A1
5.50% 12/25/35		217,251	211,209
Series 2005-17 1A1
5.50% 1/25/36		540,529	525,327
Series 2005-17 1A2
5.50% 1/25/36		499,302	482,763
•Series 2005-AR13 A1
5.31% 5/25/35		1,689,000	1,630,595
•Series 2005-AR16 4A2
4.991% 10/25/35		2,140,000	2,126,016
•Series 2005-AR16 6A4
4.999% 10/25/35		975,057	969,379
Series 2006-1 A3
5.00% 3/25/21		627,829	605,659
Series 2006-2 3A1
5.75% 3/25/36		532,353	519,361
Series 2006-3 A1
5.50% 3/25/36		1,191,027	1,190,231
Series 2006-3 A11
5.50% 3/25/36		1,478,000	1,384,113
Series 2006-4 2A3
5.75% 4/25/36		212,981	212,222

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2006-6 1A3
5.75% 5/25/36	USD	1,420,545	$1,427,529
•Series 2006-AR4 1A1
5.858% 4/25/36		747,259	739,226
•Series 2006-AR4 2A1
5.773% 4/25/36		485,573	479,304
•Series 2006-AR5 2A1
5.529% 4/25/36		294,947	296,240
•Series 2006-AR6 7A1
5.111% 3/25/36		2,332,177	2,286,301
•Series 2006-AR10
5A1 5.597% 7/25/36		448,164	447,466
•Series 2006-AR10
5A6 5.597% 7/25/36		2,449,536	2,442,402
•Series 2006-AR11
A6 5.52% 8/25/36		2,330,000	2,294,143
•Series 2006-AR14 2A4
6.09% 10/25/36		332,376	336,421
•Series 2006-AR17 A1
5.339% 10/25/36		3,136,248	3,125,339
•Series 2006-AR18 2A2
5.722% 11/25/36		984,382	985,980
•Series 2006-AR19 A1
5.649% 12/25/36		1,172,950	1,170,304
Series 2007-8 2A6
6.00% 7/25/37		190,000	186,142
Series 2007-13 A7
6.00% 9/25/37		698,621	686,831
Series 2007-13 A9
6.00% 9/25/37		1,090,047	1,033,500
Total Non-Agency Collateralized
Mortgage Obligations
(cost $168,672,554)			167,849,711

Regional Agencies – 0.62%Δ
Australia – 0.62%
New South Wales Treasury
5.50% 3/1/17	AUD	1,279,000	1,047,232
6.00% 5/1/12	AUD	890,000	764,616
Queensland Treasury
6.00% 8/14/13	AUD	4,259,000	3,647,621
Total Regional Agencies
(cost $5,293,705)			5,459,469

Regional Authorities – 0.07%Δ
Argentina – 0.05%
#Province of Buenos Aires 144A
9.625% 4/18/28	USD	510,000	438,600
			438,600
Canada – 0.02%
Ontario Province
1.875% 1/25/10	JPY	25,000,000	222,101
			222,101
Total Regional Authorities
(cost $730,104)			660,701

«Senior Secured Loans – 0.93%
Allied Waste North America
7.73% 3/28/14	USD	200,000	197,501
Aramark
7.08% 1/26/14		162,312	159,497
7.485% 1/26/14		12,688	12,468
AWAS 2nd Lien
11.44% 3/10/13		451,802	445,025
Building Materials
8.11% 2/22/14		125,000	115,990
Healthsouth
8.62% 3/10/13		845,071	827,464
Idearc 7.35% 11/1/14		397,499	391,351
Jarden 7.67% 1/24/12		115,000	112,211
Lyondell Chemical
7.11% 8/16/13		297,000	295,617
Michaels Stores
7.625% 10/11/13		224,435	218,053
NE Energy
7.87% 11/1/13		178,767	173,999
7.985% 11/1/13		21,233	20,667
Stallion Oilfield Services
10.86% 6/12/13		450,000	438,750
Talecris Biotherapeutics
2nd Lien
11.85% 12/6/14		480,000	484,800
Telesat Canada
9.00% 2/14/08		795,000	763,200
Tribune 8.32% 5/30/14		100,000	91,425
United Airlines
7.375% 2/1/14		696,500	663,852
Univision Communications
7.60% 9/15/14		225,000	213,469
Visteon 8.61% 6/13/13		300,000	283,251
Wind Acquisition PIK
12.61% 12/7/11		427,841	434,259
Windstream Term Loan B
8.36% 7/17/13		1,806,900	1,799,564
Total Senior Secured Loans
(cost $8,659,705)			8,142,413

Sovereign Agency – 0.06%Δ
Norway – 0.06%
Kommunalbanken
4.25% 10/24/11	NOK	2,750,000	496,474
Total Sovereign Agency
(cost $440,817)			496,474

Sovereign Debt – 6.21%Δ
Austria – 0.28%
Republic of Austria
5.25% 1/4/11	EUR	498,000	732,577
#144A 4.00% 9/15/16	EUR	1,226,000	1,698,917
			2,431,494

(continues)     25

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Sovereign Debt (continued)
Brazil – 0.51%
Federal Republic of Brazil
10.25% 1/10/28	BRL	1,555,000	$884,390
12.50% 1/5/22	BRL	2,732,000	1,805,684
•Nota do Tesouro Nacional
(Treasury Note)
10.00% 1/12/12	BRL	3,410,000	1,822,331
			4,512,405
Colombia – 0.09%
Republic of Colombia
9.85% 6/28/27	COP	1,069,000,00	538,134
12.00% 10/22/15	COP	474,000,000	263,929
			802,063
France – 0.23%
France Government O.A.T.
4.00% 10/25/38	EUR	797,000	1,015,777
4.00% 4/25/55	EUR	819,000	1,033,795
			2,049,572
Germany – 0.18%
Deutschland Republic
6.25% 1/4/24	EUR	911,000	1,549,533
			1,549,533
Indonesia – 0.95%
Republic of Indonesia
10.00% 9/17/24	IDR	15,964,000,000	1,772,093
10.25% 7/15/22	IDR	30,050,000,000	3,425,755
10.25% 7/15/27	IDR	23,913,000,000	2,701,186
#144A 6.625% 2/17/37	USD	405,000	388,294
			8,287,328
Japan – 2.38%
Japan Government
5 yr Bond
1.50% 6/20/11	USD	286,450,000	2,532,735
10 yr Bond
1.70% 3/20/17	JPY	5,050,000	44,205
10 yr Bond
1.90% 6/20/16	JPY	298,350,000	2,674,131
20 yr Bond
2.00% 3/20/27	JPY	1,144,000,00	9,749,107
20 yr Bond
2.10% 12/20/26	JPY	,450,000	1,693,363
20 yr Bond
2.30% 6/20/26	JPY	9,900,000	2,494,916
30 yr Bond
2.40% 3/20/37	JPY	124,900,000	1,084,092
Japanese Government
CPI Linked Bond
0.80% 3/10/16	JPY	70,629,300	595,727
			20,868,276
Malaysia – 0.23%
Malaysian Government
3.718% 6/15/12	MYR	2,050,000	$604,748
3.756% 4/28/11	MYR	3,054,000	902,075
3.814% 2/15/17	MYR	200,000	59,096
7.00% 3/15/09	MYR	1,613,000	496,605
			2,062,524
Mexico – 0.31%
Mexican Government
8.00% 12/17/15	MXN	24,855,000	2,284,863
9.00% 12/20/12	MXN	3,548,000	341,682
10.00% 12/5/24	MXN	795,000	86,853
			2,713,398
Norway – 0.11%
Norwegian Government
6.50% 5/15/13	NOK	4,904,000	985,291
			985,291
Pakistan – 0.04%
#Republic of Pakistan 144A
6.875% 6/1/17	USD	390,000	339,300
			339,300
Poland – 0.16%
Poland Government
5.25% 10/25/17	PLN	2,493,000	912,020
6.25% 10/24/15	PLN	1,224,000	478,991
			1,391,011
Republic of Korea – 0.07%
Government of South Korea
4.25% 12/7/21	EUR	450,000	586,180
			586,180
United Arabic Emirates – 0.14%
#Emirate of Abu Dhabi
144A 5.50% 8/2/12	USD	1,200,000	1,218,000
			1,218,000
United Kingdom – 0.53%
U.K. Treasury
4.25% 3/7/11	GBP	1,530,000	3,052,215
4.75% 9/7/15	GBP	258,000	518,565
5.00% 3/7/12	GBP	284,000	581,464
9.00% 7/12/11	GBP	208,000	482,558
			4,634,802
Total Sovereign Debt
(cost $52,793,292)			54,431,177

Supranational Banks – 1.99%
Asia Development Bank
0.50% 10/9/12	AUD	497,000	324,338
Corp Andina de Fomento
5.75% 1/12/17	USD	900,000	884,453

		Principal	Value
		Amount°	(U.S. $)
Supranational Banks (continued)
European Bank for
Reconstruction &
Development
12.50% 3/23/09	ISK	72,400,000	$1,170,372
European Investment Bank
1.40% 6/20/17	JPY	123,500,000	1,051,154
4.25% 12/7/10	GBP	425,000	840,062
4.75% 10/15/17	EUR	734,000	1,066,499
6.00% 7/15/09	NZD	1,294,000	945,020
Inter-American
Development Bank
7.25% 5/24/12	NZD	6,710,000	5,011,516
9.00% 8/6/10	BRL	835,000	451,893
13.00% 6/20/08	ISK	205,000,000	3,316,593
International Bank
for Reconstruction &
Development
13.625% 5/9/17	TRY	975,000	825,041
Nordic Investment Bank
1.70% 4/27/17	JPY	70,000,000	611,183
4.625% 7/30/10	NOK	5,080,000	926,243
Total Supranational Banks
(cost $16,568,326)			17,424,367

U.S. Treasury Obligations – 10.79%
U.S. Treasury Bonds
4.75% 2/15/37	USD	107,000	105,554
*5.00% 5/15/37		6,146,000	6,306,374
*6.00% 2/15/26		7,928,000	8,980,941
*8.75% 8/15/20		9,000	12,379
U.S. Treasury Inflation
Index Notes
2.00% 1/15/26		524,745	501,296
2.375% 4/15/11		293,843	295,840
*2.375% 1/15/17		1,084,556	1,092,691
*¥3.00% 7/15/12		764,617	796,038
3.625% 1/15/08		309,444	309,154
U.S. Treasury Notes
4.00% 2/15/15		120,000	116,784
*4.125% 8/31/12		42,898,000	42,737,176
4.25% 9/30/12		9,698,000	9,709,366
*4.75% 8/15/17		6,832,000	6,925,947
*4.875% 8/31/08		2,212,000	2,227,035
*4.875% 6/30/12		14,025,000	14,421,655
Total U.S. Treasury Obligations
(cost $94,018,870)			94,538,230

		Number
		of Shares
Common Stock – 0.10%
†Adelphia		205,000	35,875
†Adelphia Recovery Trust
Series ACC-1		201,191	14,687
†Adelphia Recovery Trust
Series Arahova		859,019	403,739
†Century Communications		1,975,000	1,481
†Mirant		121	4,922
@†p=Port Townsend		295	184,080
†Time Warner Cable Class A		6,986	229,141
Total Common Stock
(cost $960,168)			873,925

Convertible Preferred Stock – 0.18%
•Citigroup Funding 4.943%
exercise price $29.50,
expiration date 9/27/08		26,700	783,912
General Motors 5.25%
exercise price $64.90,
expiration date 3/6/32		5,875	125,079
New York Community
Capital Trust V 6.00%
exercise price $20.04,
expiration date 5/7/51		13,000	646,750
Total Convertible Preferred Stock
(cost $1,557,621)			1,555,741

Preferred Stock – 0.03%
Arch Capital Group 8.00%		5,809	148,420
Nexen 7.35%		3,225	80,625
Total Preferred Stock
(cost $231,880)			229,045

Warrant – 0.06%
†Argentina GDP Linked,
expiration date
12/15/35		4,194,000	547,317
Total Warrant (cost $552,215)			547,317

		Principal
		Amount°
≠Discount Note – 1.33%
Federal Home Loan Bank
4.001% 10/1/07	USD	11,621,859	11,621,859
Total Discount Note
(cost $11,621,859)			11,621,859

(continues)     27

Statements of net assets

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Repurchase Agreements – 2.86%
With BNP Paribas
4.00% 10/1/07
(dated 9/28/07,
to be repurchased
at $25,107,366,
collateralized by
$11,458,000 U.S.
Treasury Notes
3.375% due 9/15/09,
market value
$11,358,418, $1,882,000
U.S. Treasury Notes
3.875% due 7/15/10,
market value $1,893,032,
$1,308,000 U.S. Treasury
Notes 4.125% due
8/15/08, market value
$1,315,046, $4,593,000
U.S. Treasury Notes
4.50% due 2/15/09,
market value $4,652,569
and $6,221,000
U.S. Treasury Notes
5.625% due 5/15/08,
market value $6,411,242)	USD	25,099,000	$25,099,000
Total Repurchase Agreements
(cost $25,099,000)			25,099,000

Total Value of Securities
Before Securities Lending
Collateral – 102.30%
(cost $895,106,453)			896,306,331

Securities Lending Collateral** – 14.01%
Investment Companies
Mellon GSL DBT II
Collateral Fund		122,737,929	122,737,929
Total Securities Lending Collateral
(cost $122,737,929)			122,737,929

Total Value of Securities – 116.31%
(cost $1,017,844,382)			1,019,044,260 ©
Obligation to Return Securities
Lending Collateral** – (14.01%)			(122,737,929)
Liabilities Net of Receivables
and Other Assets – (2.30%)			(20,136,368)
Net Assets Applicable to 95,960,014
Shares Outstanding – 100.00%			876,169,963
Net Asset Value – Optimum Fixed Income Fund Class A
($63,582,028 / 6,962,914 Shares)			$9.13
Net Asset Value – Optimum Fixed Income Fund Class B
($9,445,417 / 1,033,549 Shares)			$9.14
Net Asset Value – Optimum Fixed Income Fund Class C
($252,300,774 / 27,598,048 Shares)			$9.14
Net Asset Value – Optimum Fixed Income Fund
Institutional Class ($550,841,744 / 60,365,503 Shares)			$9.13

Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)			856,840,205
Undistributed net investment income			14,311,746
Accumulated net realized gain on investments			561,423
Net unrealized appreciation of investments
and foreign currencies			4,456,589
Total net assets			$876,169,963

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
ISK — Iceland Krona
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysia Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar

†	Non-income producing security for the period ended September 30, 2007.

‡	Non-income producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of September 30, 2007.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

≠	The rate shown is the effective yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $74,707,584, which represented 8.53% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

p	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2007, the aggregate amount of the restricted security equaled $184,080 or 0.02% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2007, the aggregate amount of illiquid securities equaled $184,080, which represented 0.02% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

¥	Fully or partially pledged as collateral for financial futures contracts.

t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Δ	Securities have been classified by country of origin.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2007 the aggregate amount of fair valued securities equaled $184,080, which represented 0.02% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

*	Fully or partially on loan.

**	See Note 11 in “Notes to financial statements.”

©	Includes $120,473,814 of securities loaned.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CPI — Consumer Price Index
CPN — Interest Coupon Only
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GDP — Gross Domestic Product
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MBIA — Insured by the Municipal Bond Insurance Association
NIM — Net Interest Margin
O.A.T. — Obligation Assimilable au Tresor (Treasury Security)
PIK — Pay-in-Kind
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To be announced
XLCA — Insured by XL Capital Assurance
yr — Year

Net Asset Value and Offering Price Per Share –
Optimum Fixed Income Fund
Net asset value Class A (A)	$9.13
Sales charge (4.50% of offering price) (B)	0.43
Offering price	$9.56

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(3,699,520)	USD	3,063,917	10/31/07	$(214,588)
AUD	260,085	NZD	(304,000)	10/31/07	808
AUD	416,809	CAD	(367,000)	10/3/07	840
AUD	3,832,281	USD	(3,400,000)	10/3/07	659
BRL	(2,098,638)	USD	1,116,000	10/24/07	(28,919)
BRL	(909,865)	USD	487,602	11/30/07	(8,778)
CAD	(1,328,380)	USD	1,262,139	10/31/07	(74,017)
CAD	795,635	USD	(794,263)	11/30/07	6,309
EUR	(7,328,903)	USD	10,004,971	10/31/07	(454,899)
EUR	200,668	NZD	(390,330)	10/31/07	(8,508)
EUR	330,187	TRY	(600,842)	10/31/07	(20,945)
EUR	633,741	PLN	(2,409,528)	10/31/07	(7,238)
EUR	1,181,981	GBP	(803,000)	10/31/07	45,239
EUR	1,453,147	USD	(2,056,730)	11/30/07	18,185
EUR	1,610,950	ISK	(144,868,270)	10/31/07	(32,129)
EUR	2,221,139	NOK	(17,681,711)	10/31/07	(108,858)
GBP	(669,491)	USD	1,343,287	10/31/07	(25,455)
GBP	(276,427)	USD	555,991	10/22/07	(9,272)
GBP	716,303	JPY	(163,519,000)	10/31/07	34,899
IDR	(9,365,625,000)	USD	987,581	10/31/07	(36,514)
JPY	(821,457,008)	USD	7,238,779	10/31/07	57,284
JPY	(130,595,716)	EUR	833,081	10/31/07	47,261
JPY	(36,473,488)	USD	320,106	11/30/07	82
MXN	(6,690,600)	USD	602,431	10/31/07	(7,862)
MXN	(5,893,700)	USD	539,662	10/01/07	845
MXN	2,525,000	USD	(229,150)	7/24/08	(3,661)
MYR	(5,210,524)	USD	1,489,572	10/31/07	(41,721)
MYR	1,240,160	USD	(368,000)	5/20/08	(867)
MYR	4,410,255	USD	(1,330,795)	5/19/08	(25,235)
NOK	2,958,440	USD	(508,000)	10/31/07	40,611
NZD	(5,820,322)	USD	4,109,963	10/31/07	(287,422)
NZD	4,484,305	AUD	(3,821,341)	11/30/07	(4,288)
SEK	(3,476,233)	USD	538,000	11/30/07	(2,488)
SEK	9,776,389	EUR	(1,047,000)	10/31/07	24,515
TRY	(4,344,172)	USD	3,487,166	11/30/07	(35,437)
TRY	(1,737,671)	USD	1,396,000	10/31/07	(27,445)
					$(1,189,009)

(continues)     29

Statements of net assets

Optimum Fixed Income Fund

Financial Futures Contracts[2]

		Notional			Unrealized
Contracts		Cost	Notional	Expiration	Appreciation
to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
5	Canadian 10 year Bond	$566,652	$565,231	12/18/07	$(1,421)
61	Euro Bond	9,441,714	9,801,582	12/10/07	359,868
10	Long Gilt Bond	2,153,807	2,187,939	12/31/07	34,132
68	U.S. Treasury 2 year Notes	14,036,960	14,079,189	1/4/08	42,229
560	U.S. Treasury 5 year Notes	59,866,189	59,937,500	12/31/07	71,311
(53)	U.S. Treasury Long Bond	(5,906,804)	(5,901,219)	12/31/07	5,585
					$511,704

Swap Contracts[3]
Index Swap Contracts
Notional	Expiration	Spread Swap	Unrealized
Amount	Date	Description	Depreciation
$1,000,0000	12/31/07	Agreement with Bank of America to receive the notional amount multiplied by the return on the BOFA 10 yr Commercial MBS Index AAA adjusted by a spread of 0.15% and to pay the notional amount multiplied by the fixed rate of 6.78%.	$(19,524)

Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
ABX Home Equity
Index 06-1	$2,182,500	0.54%	7/25/45	$(72,568)
BBB-Index 06-1	3,000,000	2.00%	7/25/45	1,526,775
BBB-Index 06-1	4,275,000	2.67%	7/25/45	1,979,920
Beazer Homes
5 yr CDS	1,050,000	3.08%	6/20/12	268,493
Best Buy
5 yr CDS	760,000	0.60%	9/20/12	(1,304)
10 yr CDS	380,000	0.98%	9/20/17	(2,379)
CDX.NA.
High Yield-9.1	2,300,000	3.75%	12/20/12	9,792
Rohm & Haas
5.5 yr CDS	621,000	0.37%	3/20/13	(3,415)
JPMorgan Chase Bank
ABX Home Equity
Index 06-1	30,000	0.54%	7/25/45	(3,285)
BBB-Index 06-1	775,000	2.67%	7/25/45	258,308
Embarq 7 yr CDS	755,000	0.77%	9/20/14	3,658
Merrill Lynch
5 yr CDS	400,000	0.58%	12/20/12	1,201
Lehman Brothers
Autozone
7 yr CDS	550,000	0.445%	6/20/14	98
Avon Products
7 yr CDS	550,000	0.245%	6/20/14	(150)
Campbell Soup
7 yr CDS	550,000	0.18%	6/20/14	1,987
Capmark Financial
5 yr CDS	330,000	1.65%	9/20/12	19,383
5 yr CDS	255,000	2.42%	9/20/12	7,012
5 yr CDS	510,000	4.25%	9/20/12	(23,842)
CDX.NA High
Yield-9.1	7,750,000	3.75%	12/20/12	20,885
Computer Science
7 yr CDS	550,000	1.00%	6/20/14	(16,528)
Gannet 7 yr CDS	545,000	0.88%	9/20/14	(3,588)
Home Depot
5 yr CDS	1,285,000	0.50%	9/20/12	5,247
Kimberly-Clark
7 yr CDS	550,000	0.195%	6/20/14	646
McDonald’s
7 yr CDS	550,000	0.18%	6/20/14	3,530
New York Times
7 yr CDS	545,000	0.75%	9/20/14	(2,620)
Newell Rubber
7 yr CDS	550,000	0.385%	6/20/14	(1,909)
Sara Lee
7 yr CDS	545,000	0.60%	9/20/14	(7,559)
Sysco 7 yr CDS	550,000	0.32%	6/20/14	1,499
TJX Companies
7 yr CDS	550,000	0.61%	6/20/14	(8,897)
V.F.
5 yr CDS	382,500	0.40%	9/20/12	(3,084)
7 yr CDS	550,000	0.365%	6/20/14	(1,618)
Washington Mutual
4 yr CDS	575,000	0.85%	9/20/11	3,330
				$3,959,018

Credit Default Swap Contracts (continued)
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Sold:
Goldman Sachs
Residential
Capital
5 yr CDS	$(350,000)	9.50%	9/20/12	$8,076
JPMorgan Chase Bank
Residential Capital
1 yr CDS	(386,000)	8.25%	9/20/08	(19,669)
1 yr CDS	(443,000)	8.75%	9/20/08	(20,687)
Lehman Brothers
Beazer Homes
5 yr CDS	(1,050,00)	3.43%	6/20/12	(258,848)
Best Buy
5 yr CDS	(380,000)	0.61%	9/20/12	1,622
10 yr CDS	(190,000)	0.99%	9/20/17	1,332
Reynolds American
5 yr CDS	(1,090,000)	1.00%	9/20/12	15,039
				$(273,135)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in ”Notes to financial statements.”
2 See Note 8 in ”Notes to financial statements.”
3 See Note 10 in ”Notes to financial statements.”

See accompanying notes

(continues)     31

Statements of net assets

Optimum International Fund

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.97%Δ
Australia – 7.14%
Amcor	256,888	$ 1,682,552
Australia & New Zealand
Banking Group	27,100	714,322
BHP Billiton	28,600	1,130,790
Foster’s Group	630,281	3,652,715
Macquarie Airports	253,783	979,761
National Australia Bank	170,517	6,009,468
QBE Insurance Group	53,129	1,593,737
Suncorp-Metway	10,731	193,331
Telstra	1,121,499	4,339,640
*Wesfarmers	46,849	1,746,296
Zinifex	44,900	706,120
		22,748,732
Austria – 0.46%
Voestalpine	17,100	1,477,707
		1,477,707
Belgium – 1.11%
Fortis	47,400	1,395,783
Fortis (Amsterdam Exchange)	72,723	2,141,467
		3,537,250
Brazil – 0.61%
*Gerdau ADR	19,950	523,089
Petroleo Brasileiro ADR	13,834	1,044,467
Unibanco GDR	2,800	368,340
		1,935,896
Canada – 0.72%
ING Canada	7,900	354,589
Royal Bank of Canada	5,275	291,980
*Teck Cominco Class B	21,600	1,025,540
TELUS	10,909	614,252
		2,286,361
China – 0.11%
China Petroleum &
Chemical Class H	280,000	349,737
		349,737
Finland – 1.21%
Stora Enso Class R	82,500	1,607,031
UPM-Kymmene	92,961	2,248,258
		3,855,289
France – 12.60%
*Air France-KLM	8,800	323,383
*BNP Paribas	22,840	2,499,410
Carrefour	36,279	2,541,684
Cie de Saint-Gobain	27,996	2,921,913
*Compagnie Generale des
Etablissements Michelin Class B	13,600	1,828,429
*Credit Agricole	50,292	1,939,928
France Telecom	104,302	3,493,777
Lagardere	14,900	1,268,257
Renault	53,378	7,735,012
*Sanofi-Aventis	23,498	1,989,714
Societe Generale	32,856	5,513,621
†Suez Strip	9,260	132
*Total	99,299	8,074,053
		40,129,313
Germany – 9.19%
Allianz	13,900	3,247,736
BASF	22,800	3,165,446
*Bayer	15,410	1,223,989
Deutsche Bank	14,800	1,906,608
Deutsche Lufthansa	60,400	1,742,418
Deutsche Telekom	224,859	4,418,542
E.ON	19,800	3,654,430
Epcos	13,300	260,211
Muenchener Rueckversicherungs	12,400	2,376,515
RWE	57,967	7,277,469
		29,273,364
Hong Kong – 1.63%
China Netcom Group	162,500	434,791
Hong Kong Electric Holdings	362,500	1,883,879
Orient Overseas International	48,000	456,608
Sino Land	212,985	529,870
Wharf Holdings	383,000	1,882,028
		5,187,176
India – 0.25%
State Bank of India GDR	7,130	801,341
		801,341
Italy – 4.04%
*Buzzi Unicem	34,900	907,757
ENI	76,800	2,846,342
Fondiaria-Sai	27,300	1,281,958
Intesa Sanpaolo	631,829	4,878,851
UniCredito Italiano	344,627	2,948,629
		12,863,537
Japan – 18.72%
*Astellas Pharma	52,300	2,508,906
Canon	86,900	4,743,712
EDION	31,600	351,875
Fanuc	99	10,093
*Fujitsu	223,000	1,576,493
Honda Motor	44,800	1,505,554
Isuzu Motors	241,000	1,380,620
*JFE Holdings	37,900	2,685,930
Kao	124,000	3,702,942
KDDI	267	1,980,533
Kyushu Electric Power	34,500	913,112
Leopalace21	95	3,118
Millea Holdings	74,100	2,980,515
Mitsubishi	39,000	1,235,939
Mitsubishi Chemical Holdings	109,500	953,334
Mitsubishi UFJ Financial Group	217	1,908,149
Mitsui & Co.	74,000	1,797,492

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Japan (continued)
*Mitsui Chemicals	149,000	$ 1,480,141
*Mitsui OSK Lines	117,000	1,895,673
*Namco Bandai Holdings	43,500	632,466
Nippon Mining Holdings	103,000	1,034,842
Nippon Telegraph & Telephone	311	1,454,005
*Nippon Yusen Kabushiki Kaisha	85,000	830,315
*Nissan Motor	185,700	1,860,880
Nitto Denko	30,400	1,413,338
*Oki Electric Industry	139,000	239,613
€ORIX	6,390	1,457,583
*Rengo	25,000	168,684
Sharp	71,000	1,288,830
Sumitomo Mitsui Financial Group	253	1,971,400
*Takeda Pharmaceutical	54,200	3,812,780
*Tokyo Electric Power	58,400	1,474,491
*Toshiba	221,000	2,064,539
Tosoh	99,000	642,129
Toyota Motor	68,300	4,031,638
West Japan Railway	340	1,622,149
		59,613,813
Luxembourg – 0.72%
ArcelorMittal	28,854	2,277,420
		2,277,420
Netherlands – 4.23%
Corporate Express	37,200	405,281
European Aeronautic
Defence & Space	3,750	115,292
ING Groep CVA	160,196	7,111,321
†Koninklijke Ahold	93,760	1,417,239
Reed Elsevier	166,171	3,156,305
Royal KPN	22,400	388,739
Wolters Kluwer	28,900	858,021
		13,452,198
New Zealand – 0.46%
*Telecom Corp. of New Zealand	427,993	1,449,960
		1,449,960
Philippines – 0.08%
Philippine Long Distance Telephone	4,200	270,398
		270,398
Republic of Korea – 0.88%
Hana Financial Group	5,500	259,316
Honam Petrochemical	2,900	478,476
†Hynix Semiconductor	7,800	266,762
Hyundai Mobis	1,730	183,548
Industrial Bank of Korea	16,180	349,165
Kookmin Bank	2,700	224,804
POSCO	700	514,751
Samsung Electronics	360	226,181
Shinhan Financial Group	4,530	295,995
		2,798,998
Russia – 0.14%
LUKOIL ADR	5,350	444,585
		444,585
Singapore – 0.74%
†Flextronics International	45,500	508,690
Jardine Matheson Holdings	4,400	125,840
Neptune Orient Lines	84,000	299,697
Oversea-Chinese Banking	235,800	1,412,737
		2,346,964
South Africa – 0.76%
Sanlam	121,610	393,110
Sasol	43,352	1,862,626
Standard Bank Group	11,700	168,912
		2,424,648
Spain – 4.52%
Banco Santander Central Hispano	196,958	3,828,151
Iberdrola	51,308	3,014,407
Repsol YPF	51,800	1,850,363
Telefonica	203,828	5,705,630
		14,398,551
Sweden – 0.35%
Svenska Cellulosa	59,100	1,102,860
		1,102,860
Switzerland – 2.93%
Credit Suisse Group	30,400	2,018,658
Novartis	92,324	5,095,625
Xstrata	33,220	2,203,473
		9,317,756
Taiwan – 1.55%
AU Optronics	298,833	515,530
Chunghwa Telecom ADR	94,714	1,750,321
Siliconware Precision Industries	250,853	564,968
Taiwan Semiconductor
Manufacturing	158,375	308,646
Taiwan Semiconductor
Manufacturing ADR	147,424	1,491,931
United Microelectronics	504,000	304,141
		4,935,537
Thailand – 0.09%
PTT PCL	27,800	272,525
		272,525
United Kingdom – 21.33%
Antofagasta	13,400	208,908
Associated British Foods	38,081	623,684
AstraZeneca	39,200	1,964,930
Aviva	206,453	3,110,921
BAE Systems	173,300	1,750,655
Barclays	177,800	2,166,250
BG Group	158,312	2,741,800
BHP Billiton	28,000	1,002,516
BP	376,759	4,374,461
British American Tobacco	26,600	953,478

(continues)     33

Statements of net assets

Optimum International Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
United Kingdom (continued)
†British Energy Group	101,000	$ 1,104,496
Compass Group	219,298	1,354,992
GKN	213,682	1,546,534
GlaxoSmithKline	289,611	7,691,035
HBOS	373,656	6,991,183
Home Retail Group	71,200	542,627
Kazakhmys	31,200	896,224
Lloyds TSB Group	356,915	3,961,499
Marston’s	85,600	592,826
Punch Taverns	32,300	651,260
Rio Tinto	7,900	683,049
Royal Bank of Scotland Group	570,334	6,131,927
Royal Dutch Shell Class A	186,480	7,701,056
SABMiller	38,300	1,090,770
Unilever	141,312	4,469,753
Vodafone Group	1,001,125	3,615,164
		67,921,998
United States – 0.40%
*Sun Life Financial Services	24,000	1,259,665
		1,259,665
Total Common Stock
(cost $239,099,904)		308,733,579

Preferred Stock – 0.45%
Brazil – 0.30%
Usinas Siderurgicas de Minas
Gerais Class A	13,500	942,791
		942,791
Republic of Korea – 0.15%
Hyundai Motor	6,020	241,405
Samsung Electronics	500	232,737
		474,142
Total Preferred Stock
(cost $933,933)		1,416,933

Rights – 0.20%
Fortis	31,602	251,444
Fortis (Amsterdam Exchange)	48,484	386,812
Total Rights (cost $0)		638,256

	Principal
	Amount (U.S. $)
≠Discount Note – 0.40%
Federal Home Loan Bank
4.001% 10/1/07	$ 1,285,427	1,285,427
Total Discount Note
(cost $1,285,427)		1,285,427

Repurchase Agreements – 0.87%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be
repurchased at $2,776,925,
collateralized by $1,267,000
U.S. Treasury Notes 3.375%
due 9/15/09, market value
$1,256,255, $208,000
U.S. Treasury Notes 3.875%
due 7/15/10, market value
$209,372, $145,000
U.S. Treasury Notes 4.125%
due 8/15/08, market value
$145,446, $508,000
U.S. Treasury Notes 4.50%
due 2/15/09, market value
$514,580 and $688,000
U.S. Treasury Notes 5.625%
due 5/15/08, market value
$709,091)	2,776,000	2,776,000
Total Repurchase Agreements
(cost $2,776,000)		2,776,000

Total Value of Securities Before Securities
Lending Collateral – 98.89%
(cost $244,095,264)		314,850,195

Securities Lending Collateral** – 10.39%
Investment Companies
Mellon GSL DBT II
Collateral Fund	33,077,308	33,077,308
Total Securities Lending Collateral
(cost $33,077,308)		33,077,308

Total Value of Securities – 109.28%
(cost $277,172,572)		347,927,503	©
Obligation to Return Securities
Lending Collateral** – (10.39%)		(33,077,308)
Receivables and Other Assets
Net of Liabilities – 1.11%		3,539,006
Net Assets Applicable to 19,263,834
Shares Outstanding – 100.00%		$ 318,389,201

Net Asset Value – Optimum International Fund
Class A ($27,260,297 / 1,646,233 Shares)		$16.56
Net Asset Value – Optimum International Fund
Class B ($5,200,342 / 320,342 Shares)		$16.23
Net Asset Value – Optimum International Fund
Class C ($99,245,189 / 6,110,234 Shares)		$16.24
Net Asset Value – Optimum International Fund
Institutional Class ($186,683,373 / 11,187,025 Shares)		$16.69

Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$232,933,181
Undistributed net investment income	2,268,177
Accumulated net realized gain on investments	12,429,806
Net unrealized appreciation of investments
and foreign currencies	70,758,037
Total net assets	$318,389,201

Δ	Securities have been classified by country origin. Classification by type of business has been presented on page 4 in “Sector/Country allocations.”

†	Non-income producing security for the period ended September 30, 2007.

*	Fully or partially on loan.

€	Passive Foreign Investment Company.

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 11 in “Notes to financial statements”.

©	Includes $31,486,900 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CVA — Dutch Certificate
GBP — British Pounds Sterling
GDR — Global Depositary Receipts
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Optimum International Fund
Net asset value Class A (A)	$ 16.56
Sales charge (5.75% of offering price) (B)	1.01
Offering price	$ 17.57

A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
GBP	(4,663,500)	USD	9,495,823	10/31/07	$(38,473)
GBP	90,000	USD	(182,313)	10/1/07	1,818
					$(36,655)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in ”Notes to financial statements.”

See accompanying notes

(continues)     35

Statements of net assets

Optimum Large Cap Growth Fund

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 93.25%²
Basic Industry/Capital Goods – 8.10%
*Air Products & Chemicals	26,362	$ 2,577,149
BHP Billiton (Australia)	165,300	6,535,652
*Danaher	106,900	8,841,699
Deere	12,900	1,914,618
†Foster Wheeler	28,400	3,728,352
*Freeport-McMoRan Copper & Gold	81,502	8,548,745
General Electric	510,950	21,153,330
Joy Global	25,000	1,271,500
Monsanto	176,762	15,155,574
Praxair	121,953	10,214,783
		79,941,402
Business Services – 4.20%
Accenture Class A	179,200	7,212,800
Automatic Data Processing	118,800	5,456,484
*Expeditors International Washington	48,300	2,284,590
Grupo Televisa ADR	73,800	1,783,746
*MasterCard Class A	67,027	9,917,985
McGraw-Hill Companies	79,300	4,037,163
Moody’s	26,700	1,345,680
Omnicom Group	47,800	2,298,702
Rogers Communications Class B	124,300	5,659,379
Sysco	40,300	1,434,277
		41,430,806
Consumer Durables – 1.47%
*†Electronic Arts	47,700	2,670,723
*Harman International Industries	23,100	1,998,612
*Toyota Motor ADR	83,759	9,788,077
		14,457,412
Consumer Non-Durables – 8.49%
*†Amazon.com	55,100	5,132,565
*†Bed Bath & Beyond	62,700	2,139,324
†Coach	84,000	3,970,680
*Costco Wholesale	20,400	1,251,948
CVS Caremark	427,967	16,960,332
*Fastenal	28,600	1,298,726
Heineken ADR	205,253	6,716,638
InBev (Belgium)	27,922	2,530,754
*†Kohl’s	105,500	6,048,315
*Lowe’s Companies	448,024	12,553,632
PepsiCo	53,950	3,952,377
*PETsMART	86,500	2,759,350
Procter & Gamble	83,452	5,870,014
Reckitt Benckiser (United Kingdom)	31,100	1,828,062
Target	81,300	5,168,241
Walgreen	58,300	2,754,092
*Whole Foods Market	58,000	2,839,680
		83,774,730
Consumer Services – 10.32%
†Comcast Class A	486,719	11,768,865
†eBay	67,400	2,629,948
International Game Technology	80,150	3,454,465
*†Las Vegas Sands	176,778	23,585,721
Marriott International Class A	94,700	4,116,609
*McDonald’s	301,421	16,418,402
†MGM MIRAGE	142,300	12,727,312
Naspers (South Africa)	104,100	2,886,386
Shaw Communications Class B	102,200	2,538,581
Station Casinos	22,495	1,967,863
†Wynn Resorts	73,763	11,622,098
Yum Brands	239,192	8,091,865
		101,808,115
Energy – 7.49%
Baker Hughes	70,900	6,407,233
*†Cameron International	31,016	2,862,467
Devon Energy	26,393	2,195,898
EOG Resources	38,800	2,806,404
Exxon Mobil	43,900	4,063,384
Murphy Oil	31,000	2,166,590
Petroleo Brasileiro ADR	45,477	3,433,514
Schlumberger	345,845	36,313,724
*Total (France)	79,000	6,423,531
†Transocean	64,007	7,235,991
		73,908,736
Financials – 13.10%
American Express	113,900	6,762,243
American International	117,300	7,935,345
Anglo Irish Bank (Ireland)
(London Exchange)	178,834	3,381,529
†China Merchants Bank (China)
(Hong Kong Exchange)	341,500	1,500,187
Citigroup	109,100	5,091,697
CME Group	2,200	1,292,170
Erste Bank der Oesterreichischen
Sparkassen (Austria)	77,600	5,914,649
Fannie Mae	63,891	3,885,212
*Franklin Resources	40,200	5,125,500
Goldman Sachs Group	118,900	25,770,385
*†Industrial & Commercial Bank of
China (China)
(Hong Kong Exchange)	14,553,000	10,202,647
*Lehman Brothers Holdings	146,652	9,052,828
Morgan Stanley	84,597	5,329,611
*Northern Trust	42,900	2,842,983
Prudential Financial	50,500	4,927,790
†Redecard (Brazil)	66,900	1,241,282
*Schwab (Charles)	157,400	3,399,840
*State Street	117,260	7,992,442
UBS (Switzerland)	173,200	9,313,908
Wells Fargo	231,231	8,236,448
		129,198,696

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Health Care – 12.33%
Aetna	121,000	$ 6,566,670
Alcon (Switzerland)	17,200	2,475,424
Allergan	67,800	4,371,066
*†Amylin Pharmaceuticals	105,689	5,284,450
Becton Dickinson	37,100	3,044,055
†Celgene	35,400	2,524,374
†Covidien	55,275	2,293,913
†Genentech	243,321	18,983,904
†Gilead Sciences	133,320	5,448,788
†Humana	34,800	2,431,824
†Laboratory Corp. of
America Holdings	37,200	2,910,156
McKesson	5,600	329,224
†Medco Health Solutions	38,900	3,516,171
*Medtronic	124,850	7,042,789
Roche Holding (Switzerland)	23,793	4,314,666
Schering-Plough	359,180	11,360,863
†St. Jude Medical	51,800	2,282,826
Stryker	41,400	2,846,664
UnitedHealth Group	451,566	21,869,341
†WellPoint	112,400	8,870,608
†Zimmer Holdings	35,500	2,875,145
		121,642,921
Technology – 25.41%
†Amdocs	106,900	3,975,611
America Movil ADR Class L	245,031	15,681,984
†American Tower Class A	113,700	4,950,498
Analog Devices	92,200	3,333,952
†Apple	125,421	19,257,140
ASML Holding	80,200	2,635,372
AT&T	330,340	13,976,685
*†Autodesk	53,000	2,648,410
Boeing	88,262	9,266,627
China Mobil (Hong Kong)	908,500	14,877,062
†Cisco Systems	681,327	22,558,737
Corning	191,000	4,708,150
*†Crown Castle International	139,300	5,659,759
†Dell	71,700	1,978,920
†EMC	137,100	2,851,680
*†Expedia	76,903	2,451,668
General Dynamics	197,474	16,680,629
†Google Class A	32,867	18,644,463
Hewlett-Packard	132,932	6,618,684
Hon Hai Precision Industry GDR	216,000	3,227,040
Infosys Technologies ADR	86,500	4,185,735
Intel	476,757	12,328,936
*†Intuit	56,200	1,702,860
*†Juniper Networks	214,234	7,843,107
†Leap Wireless International	26,500	2,156,305
Lockheed Martin	123,671	13,417,067
†Marvell Technology Group	235,300	3,851,861
*Maxim Integrated Products	99,950	2,933,533
†MetroPCS Communications	42,200	1,151,216
Microsoft	306,750	9,036,855
QUALCOMM	104,600	4,420,396
*Schneider Electric (France)	33,168	4,190,565
†Tomtom	31,223	2,427,003
*†VeriSign	75,300	2,540,622
*Xilinx	95,800	2,504,212
		250,673,344
Transportation – 2.02%
FedEx	57,214	5,993,167
*Southwest Airlines	295,000	4,366,000
Union Pacific	84,236	9,523,722
		19,882,889
Utilities – 0.32%
†AES	159,800	3,202,392
		3,202,392
Total Common Stock
(cost $731,270,418)		919,921,443

	Principal
	Amount (U.S. $)
U.S. Treasury Obligations – 2.44%
≠U.S. Treasury Bills 3.26% 11/1/07	$10,931,000	10,900,403
^U.S. Treasury Bills
*3.598% 1/3/08	3,281,000	3,248,643
*3.703% 1/10/08	5,586,000	5,527,124
3.814% 1/31/08	2,294,000	2,264,637
3.869% 2/7/08	2,180,000	2,149,988
Total U.S. Treasury Obligations
(cost $24,094,951)		24,090,795

≠Discount Note – 1.83%
Federal Home Loan Bank
4.001% 10/1/07	18,014,981	18,014,981
Total Discount Note
(cost $18,014,981)		18,014,981

(continues)     37

Statements of net assets

Optimum Large Cap Growth Fund

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Repurchase Agreements – 3.94%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be
repurchased at $38,915,968,
collateralized by $17,759,000
U.S. Treasury Notes
3.375% due 9/15/09,
market value $17,605,344,
$2,917,000 U.S. Treasury
Notes 3.875% due 7/15/10,
market value $2,934,166,
$2,027,000 U.S. Treasury
Notes 4.125% due 8/15/08,
market value $2,038,298,
$7,119,000 U.S. Treasury
Notes 4.50% due 2/15/09,
market value $7,211,398
and $9,642,000 U.S. Treasury
Notes 5.625% due 5/15/08,
market value $9,937,310)	$38,903,000	$ 38,903,000
Total Repurchase Agreements
(cost $38,903,000)		38,903,000
Total Value of Securities Before Securities
Lending Collateral – 101.46%
(cost $812,283,350)		1,000,930,219

Securities Lending Collateral** – 13.58%
Investment Companies
Mellon GSL DBT II Collateral Fund	133,973,390	133,973,390
Total Securities Lending Collateral
(cost $133,973,390)		133,973,390

Total Value of Securities – 115.04%
(cost $946,256,740)		1,134,903,609 ©
Obligation to Return Securities
Lending Collateral** – (13.58%)		(133,973,390)
Liabilities Net of Receivables and
Other Assets – (1.46%)		(14,443,499)
Net Assets Applicable to 73,710,550
Shares Outstanding – 100.00%		$ 986,486,720

Net Asset Value – Optimum Large Cap Growth Fund
Class A ($64,969,340 / 4,868,933 Shares)		$13.34
Net Asset Value – Optimum Large Cap Growth Fund
Class B ($11,813,871 / 909,748 Shares)		$12.99
Net Asset Value – Optimum Large Cap Growth Fund
Class C ($240,235,656 / 18,504,388 Shares)		$12.98
Net Asset Value – Optimum Large Cap Growth Fund
Institutional Class
($669,467,853 / 49,427,481 Shares)		$13.54
Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$ 786,595,251
Accumulated net investment loss		(553)
Accumulated net realized gain on investments		11,240,092
Net unrealized appreciation of investments
and foreign currencies		188,651,930
Total net assets		$ 986,486,720

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

* Fully or partially on loan.

† Non-income producing security for the period ended September 30, 2007.

≠The rate shown is the effective yield at the time of purchase.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

**See Note 11 in “Notes to financial statements”.

©Includes $129,635,643 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
BRL — Brazilian Real
GDR — Global Depositary Receipts
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Growth Fund
Net asset value Class A (A)	$13.34
Sales charge (5.75% of offering price) (B)	0.81
Offering price	$14.15

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contract was outstanding at September 30, 2007:

Foreign Currency Exchange Contract[1]

Contract to				Settlement	Unrealized
Receive		In Exchange For		Date	Appreciation
BRL	396,031	USD	(215,503)	10/1/07	$553

1 See Note 7 in ”Notes to financial statements.”

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

See accompanying notes

Optimum Large Cap Value Fund

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.16%
Consumer Discretionary – 9.32%
Advance Auto Parts	25,480	$ 855,109
*Circuit City Stores	387,600	3,065,916
Citadel Broadcasting	4,415	18,366
Clear Channel Communications	96,690	3,620,074
†Comcast Class A	210,200	5,082,636
Disney (Walt)	60,570	2,083,002
Gap	243,500	4,490,140
*General Motors	260,790	9,570,993
†Hanesbrands	68,175	1,912,991
Johnson Controls	25,150	2,970,467
Lowe’s Companies	29,440	824,909
Macy’s	212,770	6,876,726
Mattel	283,800	6,657,948
*New York Times Class A	28,560	564,346
*NIKE Class B	120,290	7,056,211
*Regal Entertainment Group
Class A	393,000	8,626,350
*Royal Caribbean Cruises	140,860	5,497,766
*Scripps (E.W.) Class A	28,300	1,188,600
Sherwin-Williams	30,130	1,979,842
Sony ADR	96,800	4,652,208
Staples	91,410	1,964,401
*†Toll Brothers	159,750	3,193,403
†Viacom Class B	83,920	3,270,362
WPP Group (United Kingdom)	96,590	1,309,221
		87,331,987
Consumer Staples – 9.90%
Altria Group	235,410	16,368,058
Avon Products	295,900	11,105,127
CVS Caremark	102,231	4,051,415
Diageo (United Kingdom)	244,596	5,379,635
Kellogg	83,920	4,699,520
*Kimberly-Clark	145,950	10,254,447
*Kraft Foods Class A	397,450	13,716,000
Nestle (Switzerland)	11,361	5,104,203
PepsiCo	60,640	4,442,486
Procter & Gamble	130,960	9,211,726
Sara Lee	500,900	8,360,021
		92,692,638
Energy – 9.25%
Apache	51,420	4,630,885
Chevron	192,932	18,054,577
*ConocoPhillips	213,800	18,765,227
Devon Energy	69,430	5,776,576
EOG Resources	41,480	3,000,248
Exxon Mobil	147,790	13,679,442
Hess	91,780	6,106,123
Marathon Oil	31,720	1,808,674
Royal Dutch Shell ADR	31,470	2,586,205
Total ADR	151,180	12,250,115
		86,658,072
Financials – 24.16%
Allstate	256,780	14,685,248
American Express	86,290	5,123,037
American International Group	101,700	6,880,005
Bank of America	307,283	15,447,116
Bank of New York Mellon	191,566	8,455,723
*†Blackstone Group	208,240	5,222,659
*CapitalSource	266,000	5,383,840
Chubb	162,160	8,698,262
Citigroup	520,930	24,311,804
Fannie Mae	375,870	22,856,656
Franklin Resources	24,850	3,168,375
Freddie Mac	38,230	2,255,952
Genworth Financial	135,160	4,153,467
Goldman Sachs Group	50,350	10,912,859
Hartford Financial Services Group	51,600	4,775,580
Hospitality Properties Trust	67,400	2,739,810
JPMorgan Chase	258,407	11,840,209
Lehman Brothers Holdings	45,270	2,794,517
Merrill Lynch	151,080	10,768,982
MetLife	170,020	11,855,495
*New York Community Bancorp	409,000	7,791,450
PNC Financial Services Group	68,880	4,690,728
Prudential Financial	36,930	3,603,629
State Street	47,790	3,257,366
*SunTrust Banks	86,040	6,510,647
Travelers	189,213	9,524,982
UBS (Switzerland)	159,729	8,589,499
		226,297,897
Health Care – 7.63%
Abbott Laboratories	43,500	2,332,470
Aetna	152,500	8,276,175
GlaxoSmithKline
(United Kingdom)	94,540	2,510,645
Johnson & Johnson	180,960	11,889,072
Merck	122,000	6,306,180
Pfizer	582,620	14,233,407
*†Tenet Healthcare	1,124,030	3,776,741
UnitedHealth Group	53,360	2,584,225
†Watson Pharmaceuticals	177,700	5,757,480
†WellPoint	77,320	6,102,094
Wyeth	172,560	7,687,548
		71,456,037
Industrials – 12.38%
Burlington Northern Santa Fe	46,590	3,781,710
CSX	197,600	8,443,448
Deere	27,635	4,101,587
Eaton	11,460	1,134,998
General Electric	334,600	13,852,440
*Grainger (W.W.)	40,880	3,727,847

(continues)     39

Statements of net assets

Optimum Large Cap Value Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
Honeywell International	150,000	$ 8,920,500
Lockheed Martin	199,950	21,692,576
*Masco	264,710	6,133,331
Norfolk Southern	10,600	550,246
Northrop Grumman	101,980	7,954,440
Raytheon	18,970	1,210,665
Rockwell Automation	44,730	3,109,182
Timken	33,200	1,233,380
Tyco Electronics	131,800	4,669,674
Tyco International	119,600	5,303,064
Union Pacific	49,400	5,585,164
United Technologies	109,560	8,817,389
Waste Management	152,900	5,770,446
		115,992,087
Information Technology – 5.63%
Accenture Class A	117,640	4,735,010
Hewlett-Packard	264,220	13,155,514
Intel	274,320	7,093,915
*International Business Machines	151,950	17,899,710
Motorola	121,100	2,243,983
†Oracle	350,820	7,595,253
		52,723,385
Materials – 6.76%
Air Products & Chemicals	39,420	3,853,699
*Bowater	8,530	127,268
Dow Chemical	36,530	1,572,982
duPont (E.I.) deNemours	268,400	13,301,903
*Louisiana-Pacific	266,200	4,517,414
Lyondell Chemical	106,800	4,950,180
MeadWestvaco	302,400	8,929,872
Packaging Corp. of America	415,800	12,087,306
PPG Industries	91,080	6,881,094
Praxair	33,480	2,804,285
†Smurfit-Stone Container	60,140	702,435
Syngenta (Switzerland)	16,530	3,564,153
		63,292,591
Telecommunications – 8.15%
*Alcatel-Lucent ADR	1,002,432	10,204,758
ALLTEL	104,100	7,253,688
AT&T	446,910	18,908,763
*BCE	332,585	13,320,029
Embarq	58,806	3,269,614
*†Qwest Communications International	517,000	4,735,720
Sprint Nextel	222,450	4,226,550
TELUS (Canada)	18,210	1,025,348
Verizon Communications	52,140	2,308,759
Vodafone Group
(United Kingdom)	1,325,937	4,788,093
*Windstream	448,000	6,325,760
		76,367,082
Utilities – 2.98%
American Electric Power	234,130	10,788,711
*Dominion Resources	61,788	5,208,728
Entergy	31,960	3,460,948
*FPL Group	78,260	4,764,469
PG&E	17,740	847,972
PPL	25,990	1,203,337
Public Service Enterprise Group	18,580	1,634,854
		27,909,019
Total Common Stock
(cost $774,905,491)		900,720,795

	Principal
	Amount (U.S. $)
≠Discount Note – 1.22%
Federal Home Loan Bank
4.001% 10/1/07	$11,421,792	11,421,792
Total Discount Note
(cost $11,421,792)		11,421,792

Repurchase Agreements – 2.63%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to
be repurchased at
$24,674,222, collateralized
by $11,260,000 U.S.
Treasury Notes 3.375%
due 9/15/09, market value
$11,162,466, $1,850,000
U.S. Treasury Notes 3.875%
due 7/15/10, market value
$1,860,374 , $1,285,000
U.S. Treasury Notes 4.125%
due 8/15/08, market value
$1,292,360, $4,514,000
U.S. Treasury Notes 4.50%
due 2/15/09, market value
$4,572,304 and $6,113,000
U.S. Treasury Notes 5.625%
due 5/15/08, market value
$6,300,637)	24,666,000	24,666,000
Total Repurchase Agreements
(cost $24,666,000)		24,666,000
Total Value of Securities Before Securities
Lending Collateral – 100.01%
(cost $810,993,283)		936,808,587

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Securities Lending Collateral** – 13.23%
Investment Companies
Mellon GSL DBT II
Collateral Fund	$123,933,116	$ 123,933,116
Total Securities Lending Collateral
(cost $123,933,116)		123,933,116

Total Value of Securities – 113.24%
(cost $934,926,399)		1,060,741,703 ©
Obligation to Return Securities
Lending Collateral** – (13.23%)		(123,933,116)
Liabilities Net of Receivables
and Other Assets – (0.01%)		(105,572)
Net Assets Applicable to 70,243,211
Shares Outstanding – 100.00%		$ 936,703,015

Net Asset Value – Optimum Large Cap Value Fund
Class A ($63,143,228 / 4,731,345 Shares)	$13.35
Net Asset Value – Optimum Large Cap Value Fund
Class B ($11,756,284 / 888,794 Shares)	$13.23
Net Asset Value – Optimum Large Cap Value Fund
Class C ($239,535,093 / 18,115,541 Shares)	$13.22
Net Asset Value – Optimum Large Cap Value Fund
Institutional Class
($622,268,410 / 46,507,531 Shares)	$13.38

Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$780,882,160
Undistributed net investment income	4,615,848
Accumulated net realized gain on investments	25,378,981
Net unrealized appreciation of investments
and foreign currencies	125,826,026
Total net assets	$936,703,015

  *Fully or partially on loan.

  †Non-income producing security for the period ended September 30, 2007.

 ≠The rate shown is the effective yield at the time of purchase.

**See Note 11 in “Notes to financial statements”.

 ©Includes $119,580,505 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CHF — Swiss Francs
USD — United States Dollar

Net Asset Value and Offering Price per Share –
Optimum Large Cap Value Fund
Net asset value Class A (A)	$13.35
Sales charge (5.75% of offering price) (B)	0.81
Offering price	$14.16

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
CHF	(697,259)	USD	594,667	10/2/07	$(4,404)
CHF	31,478	USD	(26,893)	10/1/07	150
					$(4,254)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

See accompanying notes

(continues)     41

Statements of net assets

Optimum Small Cap Growth Fund

September 30, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 96.60%²
Basic Industry/Capital Goods – 14.28%
*†Allis-Chalmers Energy	19,500	$ 369,330
AMETEK	37,500	1,620,750
*†Atwood Oceanics	29,500	2,258,520
*Belden	8,000	375,280
*†Brush Engineered Materials	9,200	477,388
†Ceradyne	11,091	840,032
Donaldson	29,000	1,211,040
†Drew Industries	15,000	610,200
Dynamic Materials	15,900	761,451
Florida Rock Industries	7,500	468,675
*†Genlyte Group	32,000	2,056,320
Kaydon	10,000	519,900
†Littelfuse	10,000	356,900
†Mettler-Toledo International	20,000	2,040,000
*Mine Safety Appliances	7,600	358,036
*Nordson	31,000	1,556,510
*Pentair	33,400	1,108,212
*†Quanta Services	44,000	1,163,800
*†Rogers	3,800	156,522
*Scotts Miracle-Gro	35,800	1,530,450
Toro	16,200	953,046
†Waste Connections	40,950	1,300,572
*†Zoltek	28,000	1,221,640
		23,314,574
Business Services – 9.29%
*Administaff	20,000	726,000
†Answerthink	42,800	140,812
†Ceridian	42,000	1,459,080
†comScore	1,500	40,500
†Concur Technologies	72,600	2,288,352
†Discovery Holding	90,000	2,596,500
†ExlService Holdings	40,200	854,652
*†Kenexa	27,700	852,606
*Knoll	25,000	443,500
†Labor Ready	20,000	370,200
†Navigant Consulting	29,500	373,470
*†Perficient	33,400	730,458
†SkillSoft ADR	75,000	674,250
†Stanley	27,600	760,380
TheStreet.com	35,000	423,850
*†Universal Technical Institute	30,000	540,000
*†ValueClick	83,915	1,884,731
		15,159,341
Consumer Durables – 3.24%
†Cavco Industries	40,300	1,350,050
*†Champion Enterprises	168,400	1,849,032
*†Jarden	13,000	402,220
*Spartan Motors	47,200	794,376
Thor Industries	20,000	899,800
		5,295,478
Consumer Non-Durables – 8.05%
Abercrombie & Fitch Class A	22,200	1,791,540
*†Central European District	25,950	1,243,264
†Chico’s FAS	40,000	562,000
*Christopher & Banks	16,000	193,920
*†Iconix Brand Group	36,000	856,440
*†J. Crew Group	29,050	1,205,575
*†Lululemon Athletica	4,100	172,323
Oxford Industries	31,000	1,119,720
*Pool	50,000	1,249,000
†SunOpta	24,900	360,801
†True Religion Apparel	60,000	1,056,000
*†Urban Outfitters	48,000	1,046,400
†Volcom	31,600	1,343,632
*†Zumiez	21,200	940,644
		13,141,259
Consumer Services – 4.91%
*†Entravision Communications	120,000	1,106,400
*†HealthExtras	32,000	890,560
International Speedway Class A	15,500	710,830
†inVentiv Health	11,369	498,190
†ITT Educational Services	10,000	1,216,900
†Lions Gate Entertainment	85,000	876,350
*†NutriSystem	7,000	328,230
*†Pinnacle Entertainment	50,000	1,361,500
†Salem Communications Class A	45,000	360,000
*†Sonic	13,500	315,900
*†Spanish Broadcasting Systems
Class A	36,400	93,912
Speedway Motorsports	6,800	251,600
		8,010,372
Energy – 5.00%
*†Arena Resources	12,600	825,300
†Carrizo Oil & Gas	51,787	2,323,165
†Dresser-Rand Group	3,200	136,672
†Dril-Quip	11,800	582,330
†Flotek Industries	5,300	233,995
†FMC Technologies	42,000	2,421,720
†Gulfport Energy	500	11,830
*†Hercules Offshore	19,300	503,923
†Quicksilver Resources	11,400	536,370
†Tesco	7,800	211,770
*†TETRA Technologies	18,000	380,520
		8,167,595
Financials – 2.37%
*Aaron Rents	20,000	446,000
*†AmeriCredit	19,500	342,810
Eastern Insurance Holdings	20,800	321,360
†eHealth	47,200	1,307,440
HCC Insurance Holdings	28,050	803,352
†Markel	500	242,000
†Pinnacle Financial Partners	9,200	265,144
†World Acceptance	4,500	148,860
		3,876,966

	Number of
	Shares	Value
Common Stock – (continued)
Health Care – 11.02%
*†Accuray	36,200	$ 632,052
*†Allscripts Healthcare Solutions	51,291	1,386,396
*†Array Biopharma	20,000	224,600
†Barrier Therapeutics	25,000	151,000
*†BioMarin Pharmaceuticals	39,000	971,100
†Collagenex Pharmaceuticals	20,000	179,600
†Cynosure	24,000	885,600
*†deCODE genetics	50,000	173,500
*†Edwards Lifesciences	6,000	295,860
*†Healthways	11,872	640,732
†Illumina	2,000	103,760
†IsoRay	140,000	497,000
†La Jolla Pharmaceutical	8,000	35,440
*LCA-Vision	23,000	675,970
*†LHC Group	21,700	465,899
†LifeCell	10,300	386,971
†Lincare Holdings	16,000	586,400
*†Medarex	25,000	354,000
*Medicis Pharmaceutical Class A	15,000	457,650
†@#Medicure Restricted PIPE	370,070	414,478
†MGI Pharma	8,000	222,240
*†Myriad Genetics	6,000	312,900
*†Natus Medical	18,500	294,890
†Nektar Therapeutics	25,000	220,750
†Neurogen	36,300	161,172
*†NightHawk Radiology Holdings	41,100	1,007,361
*†Nuvelo	136,700	280,235
†Obagi Medical Products	49,900	921,653
†Omnicell	25,000	713,500
*†PDL BioPharma	70,000	1,512,700
†Pharmacopeia	110,000	629,200
*†PSS World Medical	20,000	382,600
†QLT	35,000	199,150
*†Salix Pharmaceuticals	52,568	652,895
*†Sciele Pharma	28,245	734,935
†Seattle Genetics	19,900	223,676
		17,987,865
Real Estate – 0.96%
*DiamondRock Hospitality	47,000	818,270
Kite Realty Group Trust	40,000	752,000
		1,570,270
Technology – 35.96%
*†Acme Packet	56,647	873,497
†American Tower Class A	44,400	1,933,176
†AMIS Holdings	81,000	786,510
Amphenol Class A	20,000	795,200
*†Ansys	20,100	686,817
†Atheros Communications	42,900	1,285,713
*†Avid Technology	50,000	1,354,000
*†Chordiant Software	64,600	895,356
*†Ciena	15,000	571,200
*†CNET Networks	90,000	670,500
†Crown Castle International	18,400	747,592
*CTS	26,000	335,400
*†DealerTrack Holdings	32,300	1,352,724
*†Dobson Communications Class A	46,000	588,340
†Double-Take Software	49,400	944,034
*EDO	9,900	554,499
*†Entegris	50,000	434,000
*†ESCO Technologies	40,200	1,336,248
*†FalconStor Software	71,600	862,780
*†FEI	21,500	675,745
*†FLIR Systems	55,000	3,046,449
*†Focus Media Holding ADR	50,576	2,934,419
†GeoEye	17,000	437,750
†Globecomm Systems	21,900	290,394
†Gmarket ADR	34,100	799,645
†Informatica	35,000	549,500
*†Innerworkings	66,600	1,147,518
*†Integrated Device Technology	92,000	1,424,160
†Interactive Intelligence	37,800	718,200
†IPG Photonics	57,600	1,132,416
*†Knot	33,800	718,588
*†Liquidity Services	45,600	501,144
†LoopNet	29,200	599,768
†Mellanox Technologies	23,100	451,143
†Mercadolibre	8,500	311,355
†Microsemi	40,000	1,115,200
†Nice Systems ADR	33,700	1,207,808
*†Novatel Wireless	67,400	1,526,610
†Novell	140,400	1,072,656
†O2Micro International ADR	56,300	870,961
†Omrix Biopharmaceuticals	30,328	1,070,882
*†OpNext	57,800	670,480
†Polycom	50,000	1,343,000
†ShoreTel	78,700	1,126,984
†Sierra Wireless	61,500	1,296,420
†Sigma Designs	42,600	2,055,023
*†Smith Micro Software	37,300	599,038
*†Supertex	21,800	869,384
†SXC Health Solutions	28,625	458,573
*†Synaptics	34,600	1,652,496
†Synchronoss Technologies	39,000	1,640,340
†Tellabs	190,000	1,808,800
*†Tessera Technologies	26,863	1,007,363
*†Time Warner Telecom Class A	88,000	1,933,360
†Trimble Navigation	17,000	666,570
*†Vasco Data Security International	55,800	1,970,298
		58,708,026

(continues)     43

Statements of net assets

Optimum Small Cap Growth Fund

	Number of
	Shares	Value
Common Stock – (continued)
Transportation – 1.05%
*†American Commercial Lines	34,000	$ 806,820
*Heartland Express	64,000	913,920
		1,720,740
Utilities – 0.47%
Northeast Utilities	27,000	771,390
		771,390
Total Common Stock
(cost $127,816,509)		157,723,876

Warrants – 0.00%
†=Isoray, exercise price $5.00,
expiration date 3/22/11	28,000	0
†=@#Medicure Restricted PIPE,
exercise price $1.70,
expiration date 12/1/11	74,014	0
Total Warrants (cost $0)		0

	Principal
	Amount
≠Discount Note – 1.03%
Federal Home Loan Bank
4.001% 10/1/07	$1,689,561	1,689,561
Total Discount Note
(cost $1,689,561)		1,689,561

Repurchase Agreements – 2.24%
With BNP Paribas 4.00%
10/1/07 (dated 9/28/07, to be
repurchased at $3,650,216,
collateralized by $1,666,000
U.S. Treasury Notes 3.375%
due 9/15/09, market value
$1,651,335, $274,000 U.S.
Treasury Notes 3.875%
due 7/15/10, market value
$275,217, $190,000 U.S.
Treasury Notes 4.125%
due 8/15/08, market value
$191,187, $668,000 U.S.
Treasury Notes 4.50% due
2/15/09, market value $676,410
and $904,000 U.S. Treasury
Notes 5.625% due 5/15/08,
market value $932,094)	3,649,000	3,649,000
Total Repurchase Agreements
(cost $3,649,000)		3,649,000

Total Value of Securities Before Securities
Lending Collateral – 99.87%
(cost $133,155,070)		163,062,437

Securities Lending Collateral** – 23.37%
Investment Companies
Mellon GSL DBT II Collateral Fund	$38,157,558	38,157,558
Total Securities Lending Collateral
(cost $38,157,558)		38,157,558

Total Value of Securities – 123.24%
(cost $171,312,628)		201,219,995	©
Obligation to Return Securities
Lending Collateral** – (23.37%)		(38,157,558)
Receivables and Other Assets
Net of Liabilities – 0.13%		210,457
Net Assets Applicable to 10,937,764
Shares Outstanding – 100.00%		$163,272,894

Net Asset Value – Optimum Small Cap Growth Fund
Class A ($12,892,836 / 864,855 Shares)		$14.91
Net Asset Value – Optimum Small Cap Growth Fund
Class B ($2,249,169 / 154,985 Shares)		$14.51
Net Asset Value – Optimum Small Cap Growth Fund
Class C ($45,035,626 / 3,103,264 Shares)		$14.51
Net Asset Value – Optimum Small Cap Growth Fund
Institutional Class ($103,095,263 / 6,814,660 Shares)		$15.13

Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$128,960,425
Accumulated net realized gain on investments		4,405,102
Net unrealized appreciation of investments		29,907,367
Total net assets		$163,272,894

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*	Fully or partially on loan.

†	Non-income producing security for the period ended September 30, 2007.

#	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2007, the aggregate amount of the restricted securities equaled $414,478 or 0.25% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2007, the aggregate amount of illiquid securities equaled $414,478, which represented 0.25% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2007, the aggregate amount of fair valued securities equaled $0, which represented 0.00% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 11 in “Notes to Financial Statements”.

©	Includes $36,766,944 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts PIPE — Private Investment in Public Equity

Net Asset Value and Offering Price Per Share –
Optimum Small Cap Growth Fund
Net asset value Class A (A)	$14.91
Sales charge (5.75% of offering price) (B)	0.91
Offering price	$15.82

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes

(continues)     45

Statements of net assets

Optimum Small Cap Value Fund

September 30, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 90.47%
Basic Industry – 15.13%
*Albany International	46,500	$1,743,285
AMETEK	10,500	453,810
Ashland	16,000	963,360
*Brady Class A	42,000	1,506,960
*Chemtura	53,000	471,170
Crane	37,000	1,774,890
Cytec Industries	30,000	2,051,700
Eastman Chemical	10,000	667,300
FMC	33,000	1,716,660
Hercules	112,740	2,369,794
*†Kapstone Paper & Packaging	170,000	1,220,600
†Lydall	63,000	584,640
†Material Sciences	47,000	499,140
*†NCI Building Systems	15,000	648,150
Quanex	17,000	798,660
Sensient Technologies	23,975	692,158
*St. Joe	7,000	235,270
*†Trex	48,000	533,760
Tronox Class A	27,900	259,470
Tronox Class B	38,500	347,655
		19,538,432
Business Services – 8.95%
Courier	12,683	446,568
Ennis	26,490	583,840
*†Hudson Highland Group	120,900	1,539,057
*IKON Office Solutions	118,300	1,520,155
*Kelly Services	64,200	1,271,802
*†Labor Ready	34,000	629,340
†Live Nation	26,900	571,625
†MPS Group	115,000	1,282,250
*Nautilus	34,550	275,364
†PHH	52,800	1,387,584
†R.H. Donnelley	8,200	459,364
†Spherion	61,400	507,164
*†Valassis Communications	121,300	1,081,996
		11,556,109
Capital Spending – 6.30%
*Acuity Brands	14,000	706,720
†Advanced Energy Industries	12,500	188,750
Commercial Metals	12,000	379,800
*Flowserve	18,600	1,416,948
Hardinge	5,058	176,170
Hubbell Class B	6,500	371,280
Kennametal	38,000	3,191,240
*†Miller Industries	72,300	1,237,776
*Wabash National	41,600	469,664
		8,138,348
Consumer Cyclical – 7.17%
*Beazer Homes USA	79,000	651,750
*Ethan Allen Interiors	44,800	1,464,512
*Furniture Brands International	153,300	1,554,462
*Hooker Furniture	31,352	627,667
*La-Z-Boy	33,760	249,149
*Lifetime Brands	35,000	710,150
MDC Holdings	42,400	1,735,856
*†Meritage Homes	12,100	170,852
*Ryland Group	8,500	182,155
Stanley Works	24,000	1,347,120
*†WCI Communities	94,000	563,060
		9,256,733
Consumer Services – 11.55%
†Avis Budget Group	24,300	556,227
†BJ’s Wholesale Club	26,100	865,476
†Collective Brands	57,000	1,257,420
Delta Apparel	37,000	632,700
†Eddie Bauer Holdings	28,400	244,240
Foot Locker	125,000	1,916,250
Group 1 Automotive	13,500	453,195
IHOP	9,120	577,570
*Jones Apparel Group	42,000	887,460
*Kenneth Cole Productions Class A	16,890	327,159
Monaco Coach	41,495	582,175
*†Pacific Sunwear of California	70,100	1,037,480
†Pathmark Stores	55,200	703,800
†Rent-A-Center	38,600	699,818
*†Rush Enterprises Class A	33,000	836,550
†Russ Berrie & Co.	15,700	263,760
†Sturm Ruger & Co.	7,100	127,161
†Warnaco Group	44,700	1,746,429
*Westwood One	322,800	887,700
†Winn-Dixie Stores	17,000	318,240
		14,920,810
Consumer Staples – 0.45%
Chiquita Brands International	36,375	575,816
		575,816
Energy – 5.54%
†Callon Petroleum	43,000	598,560
*CARBO Ceramics	14,900	755,877
*†Forest Oil	6,000	258,240
Foundation Coal Holdings	26,400	1,034,880
Gulf Island Fabrication	18,060	693,323
*†ION Geophysical	37,980	525,263
*†Mariner Energy	4,855	100,547
Southern Union	49,000	1,524,391
†Southwestern Energy	15,620	653,697
†Weatherford International	15,000	1,007,700
		7,152,478

	Number of
	Shares	Value
Common Stock (continued)
Financial Services – 6.91%
*American Equity Investment
Life Holding	53,320	$567,858
CFS Bancorp	9,295	131,060
*†Conseco	21,100	337,600
*Employers Holdings	75,400	1,553,993
†FPIC Insurance Group	17,535	754,882
Hanover Insurance Group	41,500	1,833,884
Horace Mann Educators	28,150	554,837
†KMG America	59,600	352,832
*†LaBranche & Co.	54,460	254,873
Old National Bancorp	35,950	595,692
*†PMA Capital Class A	36,000	342,000
*Suffolk Bancorp	20,140	645,688
†United America Indemnity Class A	46,664	1,003,743
		8,928,942
Health Care – 2.45%
*†Kinetic Concepts	12,000	675,360
*†LifePoint Hospitals	17,320	519,773
†Microtek Medical Holdings	102,065	630,762
†RehabCare Group	37,213	654,577
STERIS	25,000	683,250
		3,163,722
Real Estate – 5.74%
*Brookfield Homes	12,824	237,885
*†California Coastal Communities	36,200	445,260
*CapLease	175,500	1,798,875
Equity Inns	7,570	170,931
*Lexington Reality Trust	52,200	1,044,522
*†Lodgian	116,100	1,369,980
MI Developments Class A	71,000	2,350,810
		7,418,263
Technology – 15.75%
Agilysys	33,255	562,010
*†BearingPoint	65,100	263,655
*†Checkpoint Systems	32,000	844,480
†CIBER	89,925	702,314
Cohu	31,110	583,313
†Ducommun	23,870	771,001
†Esterline Technologies	25,000	1,426,249
*†Fairchild
Semiconductor International	40,000	747,200
†Flextronics International	127,000	1,419,860
*Imation	44,000	1,079,320
*†Intermec	27,000	705,240
*†International Rectifier	35,000	1,154,650
*†LeCroy	60,000	447,600
Methode Electronics	3,800	57,190
†Neoware	34,280	556,022
†Novell	99,400	759,416
*†Plexus	38,000	1,041,200
†Radyne	62,000	653,480
†Solectron	125,000	487,500
†Thermo Fisher Scientific	45,000	2,597,399
†Tollgrade Communications	62,665	634,170
*†Unisys	13,800	91,356
†Vishay Intertechnology	105,000	1,368,150
*†Zebra Technologies Class A	38,000	1,386,620
		20,339,395
Transportation – 3.36%
Alexander & Baldwin	5,600	280,728
Con-way	28,400	1,306,400
Overseas Shipholding Group	7,000	537,810
Skywest	23,260	585,454
*†YRC Worldwide	59,600	1,628,272
		4,338,664
Utilities – 1.17%
*Great Plains Energy	33,000	950,730
Portland General Electric	20,300	564,340
		1,515,070
Total Common Stock
(cost $114,449,437)		116,842,782

Exchange Traded Fund – 0.56%
*iShares Russell 2000 Value
Index Fund	9,400	720,980
Total Exchange Traded Fund
(cost $728,572)		720,980

	Principal
	Amount
≠Discount Note – 2.90%
Federal Home Loan Bank
4.001% 10/1/07	$3,740,242	3,740,242
Total Discount Note
(cost $3,740,242)		3,740,242

Repurchase Agreements – 6.25%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased
at $8,079,692, collateralized by
$3,687,000 U.S. Treasury Notes
3.375% due 9/15/09, market
value $3,655,203, $606,000
U.S. Treasury Notes 3.875% due
7/15/10, market value $609,188,
$421,000 U.S. Treasury Notes
4.125% due 8/15/08, market
value $423,189, $1,478,000 U.S.
Treasury Notes 4.50% due 2/15/09,
market value $1,497,223 and
$2,002,000 U.S. Treasury Notes
5.625% due 5/15/08, market value
$2,063,174)	8,077,000	8,077,000
Total Repurchase Agreements
(cost $8,077,000)		8,077,000

(continues)     47

Statements of net assets

Optimum Small Cap Value Fund

		Value

Total Value of Securities Before Securities
Lending Collateral – 100.18%
(cost $126,995,251)		$129,381,004

	Principal
	Amount
Securities Lending Collateral** – 22.62%
Investment Companies
Mellon GSL DBT II Collateral Fund	$29,209,770	29,209,770
Total Securities Lending Collateral
(cost $29,209,770)		29,209,770

Total Value of Securities – 122.80%
(cost $156,205,021)		158,590,774 ©
Obligation to Return Securities
Lending Collateral** – (22.62%)		(29,209,770)
Liabilities Net of Receivables
and Other Assets – (0.18%)		(233,611)
Net Assets Applicable to 10,198,686
Shares Outstanding – 100.00%		$129,147,393

Net Asset Value – Optimum Small Cap Value Fund
Class A ($11,746,814 / 927,210 Shares)		$12.67
Net Asset Value – Optimum Small Cap Value Fund
Class B ($2,029,007 / 164,953 Shares)		$12.30
Net Asset Value – Optimum Small Cap Value Fund
Class C ($39,467,939 / 3,209,388 Shares)		$12.30
Net Asset Value – Optimum Small Cap Value Fund
Institutional Class
($75,903,633 / 5,897,135 Shares)		$12.87
Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$121,378,536
Accumulated net realized gain on investments		5,383,104
Net unrealized appreciation of investments		2,385,753
Total net assets		$129,147,393

*	Fully or partially on loan.

†	Non-income producing security for the period ended September 30, 2007.

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 11 in “Notes to Financial Statements”.

©	Includes $27,463,958 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Small Cap Value Fund
Net asset value Class A (A)	$12.67
Sales charge (5.75% of offering price) (B)	0.77
Offering price	$13.44

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2007 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments at market	$ 896,306,331	$ 314,850,195	$ 1,000,930,219	$ 936,808,587	$ 163,062,437	$ 129,381,004
Short-term investments held as collateral
for loaned securities	122,737,929	33,077,308	133,973,390	123,933,116	38,157,558	29,209,770
Cash	—	737,076	635,687	1,130,555	146,450	18,890
Foreign currencies	6,320,991	1,377,871	496,774	—	—
Subscriptions receivable	2,808,348	742,773	2,599,207	2,381,014	419,615	298,406
Receivables for securities sold	30,722,308	805,916	1,875,664	8,170,729	1,766,536	805,179
Foreign currency contracts, at value	—	—	553	—	—	—
Dividends receivable	—	1,365,087	666,425	1,588,380	52,321	105,162
Interest receivable	8,759,933	925	12,967	8,222	1,216	2,692
Variation margin payable on futures contracts	7,307	—	—	—	—	—
Credit default swap contracts, at value[1]	4,590,938	—	—	—	—	—
Other assets	25,005	—	—	—	—	—
Total assets	1,072,279,090	352,957,151	1,141,190,886	1,074,020,603	203,606,133	159,821,103

Liabilities:
Payables for securities purchased	69,898,499	567,185	18,423,441	11,129,432	1,721,039	1,072,845
Obligation to return security lending collateral	122,737,929	33,077,308	133,973,390	123,933,116	38,157,558	29,209,770
Cash overdraft	191,507	—	—	—	—	—
Liquidations payable	196,299	111,756	413,527	452,526	64,261	69,159
Credit default swap contracts, at value[1]	273,135	—	—	—	—	—
Accrued protection payments on credit
default swaps	6,507	—	—	—	—	—
Foreign currency contracts, at value	1,189,009	36,655	—	4,254	—	—
Distributions payable	412	76	80	65	51	327
Due to manager and affiliates	1,442,935	652,561	1,770,918	1,683,573	359,908	292,688
Swap fees payable	55,977	—	—	—	—	—
Other accrued expenses	97,394	122,409	122,810	114,622	30,422	28,921
Total index swap contract, at value	19,524	—	—	—	—	—
Total liabilities	196,109,127	34,567,950	154,704,166	137,317,588	40,333,239	30,673,710

Total Net Assets	$ 876,169,963	$ 318,389,201	$ 986,486,720	$ 936,703,015	$ 163,272,894	$ 129,147,393

Investments at cost	$895,106,453	$244,095,264	$812,283,350	$810,993,283	$133,155,070	$126,995,251
Cost of short-term investments held as
collateral for loaned securities	122,737,929	33,077,308	133,973,390	123,933,116	38,157,558	29,209,770
Foreign currencies at cost	$6,778,036	$1,360,784	$494,334	$—	$—	$—

[1] Includes up front payments received of $621,920.
See Note 10 in “Notes to financial statements.”

See accompanying notes

Statements of operations

Optimum Fund Trust

Six Months Ended September 30, 2007 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment Income:
Dividends	$12,627	$6,465,530	$4,493,651	$10,336,568	$358,278	$627,553
Interest	23,313,202	137,984	1,310,907	1,047,144	136,343	292,310
Securities lending income	61,073	4,438	27,681	17,176	20,005	22,825
Foreign tax withheld	—	(655,870)	(141,988)	(169,722)	—	(3,383)
	23,386,902	5,952,082	5,690,251	11,231,166	514,626	939,305

Expenses:
Management fees	2,393,555	1,198,031	3,369,431	3,169,924	847,650	696,719
Distribution expenses – Class A	107,073	46,712	106,593	108,872	22,235	22,346
Distribution expenses – Class B	48,159	25,880	57,260	59,659	11,367	11,192
Distribution expenses – Class C	1,199,757	480,472	1,114,001	1,165,284	216,872	211,269
Dividend disbursing and transfer agent
fees and expenses	1,030,475	433,549	1,137,655	1,126,306	267,970	247,533
Administration expenses	632,058	247,376	687,300	682,659	127,148	110,641
Accounting fees	162,221	59,803	177,968	176,634	30,738	26,747
Reports and statements to shareholders	48,495	22,045	44,390	47,917	10,988	10,159
Trustees’ fees	39,979	15,026	45,533	44,589	7,783	6,604
Professional fees	38,150	19,492	39,545	39,496	16,655	16,765
Custodian fees	31,023	65,561	29,635	18,303	2,531	933
Registration fees	28,203	26,228	36,518	23,618	27,902	27,908
Insurance fees	16,247	5,851	18,874	17,428	3,025	2,198
Pricing fees	13,785	7,745	1,284	876	743	566
Other	3,744	1,732	4,699	4,311	1,828	1,032
	5,792,924	2,655,503	6,870,686	6,685,876	1,595,435	1,392,612
Less expenses absorbed or waived	(765,686)	—	—	(66,883)	(126,191)	(204,549)
Less expense paid indirectly	(31,023)	(6,247)	(1,206)	(1,314)	(551)	(222)
Total operating expenses	4,996,215	2,649,256	6,869,480	6,617,679	1,468,693	1,187,841
Net Investment Income (Loss)	18,390,687	3,302,826	(1,179,229)	4,613,487	(954,067)	(248,536)

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(2,385,105)	12,507,477	13,660,963	27,189,097	4,458,473	5,702,256
Futures contracts	892,370	—	—	—	—	—
Swap contracts	1,217,216	—	—	—	—	—
Options written	28,039	—	—	—	—	—
Foreign currencies	1,134,733	(424,349)	(2,465)	3,708	—	—
Net realized gain	887,253	12,083,128	13,658,498	27,192,805	4,458,473	5,702,256
Net change in unrealized
appreciation/depreciation of
investments and foreign currencies	(3,144,188)	9,658,809	87,364,075	23,513,257	7,400,579	(11,603,916)

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	(2,256,935)	21,741,937	101,022,573	50,706,062	11,859,052	(5,901,660)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$16,133,752	$25,044,763	$99,843,344	$55,319,549	$10,904,985	$(6,150,196)

See accompanying notes

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/07	3/31/07	9/30/07	3/31/07
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,390,687	$28,504,974	$3,302,826	$1,683,671
Net realized gain on investments and foreign currencies	887,253	1,955,073	12,083,128	11,869,726
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(3,144,188)	17,524,578	9,658,809	31,831,482
Net increase in net assets resulting from operations	16,133,752	47,984,625	25,044,763	45,384,879

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(544,072)	(2,067,179)	(1,643)	(266,622)
Class B	(52,681)	(293,462)	—	(35,681)
Class C	(1,346,951)	(6,775,928)	—	(579,343)
Institutional Class	(5,494,175)	(16,228,518)	(146,385)	(1,804,993)

Net realized gain on investments:
Class A	(87,155)	—	(479,660)	(915,224)
Class B	(13,879)	—	(94,804)	(192,358)
Class C	(343,399)	—	(1,756,110)	(3,349,247)
Institutional Class	(714,892)	—	(3,053,180)	(4,949,128)
	(8,597,204)	(25,365,087)	(5,531,782)	(12,092,596)
Capital Share Transactions:
Proceeds from shares sold:
Class A	8,776,179	16,393,284	2,378,949	5,352,586
Class B	444,130	1,355,437	98,048	471,521
Class C	37,925,866	60,326,474	9,048,411	19,502,569
Institutional Class	125,284,230	184,683,642	34,672,941	51,070,955

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	617,305	2,016,848	475,528	1,165,763
Class B	62,750	279,003	93,303	224,316
Class C	1,652,519	6,585,148	1,737,948	3,879,118
Institutional Class	6,058,056	15,763,509	3,158,852	6,649,588
	180,821,035	287,403,345	51,663,980	88,316,416

Cost of shares repurchased:
Class A	(5,050,131)	(9,574,166)	(2,869,871)	(4,487,473)
Class B	(709,233)	(1,680,895)	(346,997)	(929,646)
Class C	(16,499,174)	(34,207,828)	(9,293,613)	(14,012,831)
Institutional Class	(39,378,219)	(68,577,083)	(16,725,023)	(21,132,896)
	(61,636,757)	(114,039,972)	(29,235,504)	(40,562,846)
Increase in net assets derived from capital share transactions	119,184,278	173,363,373	22,428,476	47,753,570
Net Increase in Net Assets	126,720,826	195,982,911	41,941,457	81,045,853

Net Assets:
Beginning of period	749,449,137	553,466,226	276,447,744	195,401,891
End of period	$876,169,963	$749,449,137	$318,389,201	$276,447,744

Undistributed (accumulated) net investment income (loss)	$14,311,746	$4,392,925	$2,268,177	$(462,272)

See accompanying notes

(continues)     51

Statements of changes in net assets

Optimum Fund Trust

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/07	3/31/07	9/30/07	3/31/07
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,179,229)	$(2,478,460)	$4,613,487	$7,136,470
Net realized gain on investments and foreign currencies	13,658,498	10,300,945	27,192,805	19,192,784
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	87,364,075	32,819,559	23,513,257	69,803,059
Net increase in net assets resulting from operations	99,843,344	40,642,044	55,319,549	96,132,313

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	(157,401)	(453,759)
Class B	—	—	(11,709)	(26,347)
Class C	—	—	(227,849)	(493,745)
Institutional Class	—	—	(1,883,650)	(4,974,919)

Net realized gain on investments:
Class A	(296,925)	(891,813)	(986,070)	(978,328)
Class B	(57,511)	(184,999)	(191,856)	(203,057)
Class C	(1,114,709)	(3,273,834)	(3,733,213)	(3,650,460)
Institutional Class	(2,859,054)	(7,089,482)	(9,118,576)	(7,445,895)
	(4,328,199)	(11,440,128)	(16,310,324)	(18,226,510)
Capital Share Transactions:
Proceeds from shares sold:
Class A	6,754,922	14,966,032	6,371,464	14,226,853
Class B	337,912	1,520,526	277,770	1,364,512
Class C	26,983,427	54,022,224	25,801,424	53,262,225
Institutional Class	127,597,675	199,677,058	120,919,739	189,463,422

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	293,637	880,766	1,129,725	1,412,586
Class B	56,552	182,312	199,859	225,742
Class C	1,101,859	3,229,116	3,915,168	4,087,297
Institutional Class	2,825,922	6,991,211	10,863,633	12,233,266
	165,951,906	281,469,245	169,478,782	276,275,903

Cost of shares repurchased:
Class A	(4,685,873)	(9,138,800)	(5,333,962)	(9,285,118)
Class B	(581,389)	(1,380,825)	(647,926)	(1,559,766)
Class C	(14,596,809)	(25,310,354)	(16,861,508)	(27,494,629)
Institutional Class	(44,122,938)	(64,241,377)	(43,033,063)	(61,252,317)
	(63,987,009)	(100,071,356)	(65,876,459)	(99,591,830)
Increase in net assets derived from capital share transactions	101,964,897	181,397,889	103,602,323	176,684,073
Net Increase in Net Assets	197,480,042	210,599,805	142,611,548	254,589,876

Net Assets:
Beginning of period	789,006,678	578,406,873	794,091,467	539,501,591
End of period	$986,486,720	$789,006,678	$936,703,015	$794,091,467

Undistributed (accumulated) net investment income (loss)	$(553)	$(14,801)	$4,615,848	$2,307,931

See accompanying notes

	Optimum Small Cap Growth Fund		Optimum Small Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/07	3/31/07	9/30/07	3/31/07
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(954,067)	$(1,406,761)	$(248,536)	$(233,899)
Net realized gain on investments	4,458,473	3,981,078	5,702,256	7,538,279
Net change in unrealized appreciation/depreciation of investments	7,400,579	(1,417,523)	(11,603,916)	(108,109)
Net increase (decrease) in net assets resulting from operations	10,904,985	1,156,794	(6,150,196)	7,196,271

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(197,960)	(257,820)	(271,824)	(759,512)
Class B	(36,550)	(48,248)	(49,140)	(133,312)
Class C	(691,249)	(848,908)	(924,158)	(2,395,294)
Institutional Class	(1,467,824)	(1,576,684)	(1,609,332)	(3,525,226)
	(2,393,583)	(2,731,660)	(2,854,454)	(6,813,344)
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,174,324	2,889,520	930,110	2,681,254
Class B	41,132	239,515	46,814	190,310
Class C	4,815,264	9,424,265	3,817,129	7,932,996
Institutional Class	19,844,648	30,357,388	15,128,541	23,616,562

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	195,545	249,707	262,730	730,606
Class B	36,093	47,670	48,548	131,610
Class C	683,679	837,090	912,307	2,361,924
Institutional Class	1,446,606	1,534,687	1,581,107	3,443,647
	28,237,291	45,579,842	22,727,286	41,088,909

Cost of shares repurchased:
Class A	(1,279,004)	(2,789,434)	(1,348,274)	(3,886,113)
Class B	(134,621)	(325,853)	(154,133)	(415,692)
Class C	(3,056,202)	(5,687,490)	(3,995,500)	(7,222,205)
Institutional Class	(8,538,517)	(13,942,070)	(7,046,089)	(11,222,885)
	(13,008,344)	(22,744,847)	(12,543,996)	(22,746,895)
Increase in net assets derived from capital share transactions	15,228,947	22,834,995	10,183,290	18,342,014
Net Increase in Net Assets	23,740,349	21,260,129	1,178,640	18,724,941

Net Assets:
Beginning of period	139,532,545	118,272,416	127,968,753	109,243,812
End of period (there were no undistributed net investment income
at either period end)	$163,272,894	$139,532,545	$129,147,393	$127,968,753

See accompanying notes

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$9.050	$8.740	$8.890	$8.980	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.204	0.399	0.316	0.279	0.171
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.031)	0.255	(0.199)	(0.061)	0.417
Total from investment operations	0.173	0.654	0.117	0.218	0.588

Less dividends and distributions from:
Net investment income	(0.080)	(0.344)	(0.253)	(0.228)	(0.098)
Net realized gain on investments	(0.013)	—	(0.014)	(0.080)	(0.010)
Total dividends and distributions	(0.093)	(0.344)	(0.267)	(0.308)	(0.108)

Net asset value, end of period	$9.130	$9.050	$8.740	$8.890	$8.980

Total return[4]	1.93%	7.58%	1.31%	2.59%	6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,582	$58,691	$47,956	$33,251	$12,049
Ratio of expenses to average net assets	1.25%	1.25%	1.25%	1.24%	1.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.44%	1.61%	1.67%	1.70%	2.25%
Ratio of net investment income to average net assets	4.52%	4.48%	3.55%	3.12%	2.88%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.33%	4.12%	3.13%	2.66%	1.83%
Portfolio turnover	246%	238%	298%	352%	383%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Fixed Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$9.060	$8.740	$8.900	$8.990	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.175	0.342	0.258	0.221	0.133
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.032)	0.264	(0.209)	(0.055)	0.420
Total from investment operations	0.143	0.606	0.049	0.166	0.553

Less dividends and distributions from:
Net investment income	(0.050)	(0.286)	(0.195)	(0.176)	(0.053)
Net realized gain on investments	(0.013)	—	(0.014)	(0.080)	(0.010)
Total dividends and distributions	(0.063)	(0.286)	(0.209)	(0.256)	(0.063)

Net asset value, end of period	$9.140	$9.060	$8.740	$8.900	$8.990

Total return[4]	1.59%	7.01%	0.54%	1.88%	6.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,445	$9,568	$9,278	$8,405	$4,296
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.89%	1.85%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.09%	2.26%	2.32%	2.35%	2.90%
Ratio of net investment income to average net assets	3.87%	3.83%	2.90%	2.47%	2.23%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.68%	3.47%	2.48%	2.01%	1.18%
Portfolio turnover	246%	238%	298%	352%	383%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     55

Financial highlights

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$9.060	$8.750	$8.900	$8.990	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.175	0.341	0.258	0.221	0.133
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.032)	0.255	(0.199)	(0.055)	0.420
Total from investment operations	0.143	0.596	0.059	0.166	0.553

Less dividends and distributions from:
Net investment income	(0.050)	(0.286)	(0.195)	(0.176)	(0.053)
Net realized gain on investments	(0.013)	—	(0.014)	(0.080)	(0.010)
Total dividends and distributions	(0.063)	(0.286)	(0.209)	(0.256)	(0.063)

Net asset value, end of period	$9.140	$9.060	$8.750	$8.900	$8.990

Total return[4]	1.59%	6.88%	0.65%	1.88%	6.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$252,301	$227,036	$186,869	$125,301	$52,649
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.89%	1.85%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.09%	2.26%	2.32%	2.35%	2.90%
Ratio of net investment income to average net assets	3.87%	3.83%	2.90%	2.47%	2.23%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.68%	3.47%	2.48%	2.01%	1.18%
Portfolio turnover	246%	238%	298%	352%	383%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$9.050	$8.730	$8.890	$8.970	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.220	0.431	0.348	0.310	0.192
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.031)	0.265	(0.209)	(0.050)	0.407
Total from investment operations	0.189	0.696	0.139	0.260	0.599

Less dividends and distributions from:
Net investment income	(0.096)	(0.376)	(0.285)	(0.260)	(0.119)
Net realized gain on investments	(0.013)	—	(0.014)	(0.080)	(0.010)
Total dividends and distributions	(0.109)	(0.376)	(0.299)	(0.340)	(0.129)

Net asset value, end of period	$9.130	$9.050	$8.730	$8.890	$8.970

Total return[4]	2.11%	8.09%	1.56%	2.96%	7.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$550,842	$454,154	$309,363	$153,085	$22,276
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.89%	0.85%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.09%	1.26%	1.32%	1.35%	1.90%
Ratio of net investment income to average net assets	4.87%	4.83%	3.90%	3.47%	3.23%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.68%	4.47%	3.48%	3.01%	2.18%
Portfolio turnover	246%	238%	298%	352%	383%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     57

Financial highlights

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$15.490	$13.470	$11.660	$10.670	$8.500

Income from investment operations:
Net investment income[3]	0.179	0.112	0.180	0.050	0.021
Net realized and unrealized gain on investments and foreign currencies	1.184	2.661	2.456	1.069	2.155
Total from investment operations	1.363	2.773	2.636	1.119	2.176

Less dividends and distributions from:
Net investment income	(0.001)	(0.172)	(0.074)	—	—
Net realized gain on investments	(0.292)	(0.581)	(0.752)	(0.129)	(0.006)
Total dividends and distributions	(0.293)	(0.753)	(0.826)	(0.129)	(0.006)

Net asset value, end of period	$16.560	$15.490	$13.470	$11.660	$10.670

Total return[4]	8.85%	21.26%	23.54%	10.62%	25.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,260	$25,523	$20,247	$11,300	$4,083
Ratio of expenses to average net assets	1.75%	1.96%	1.96%	1.98%	1.92%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.75%	1.96%	2.20%	2.30%	3.82%
Ratio of net investment income to average net assets	2.23%	0.78%	1.47%	0.45%	0.30%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	2.23%	0.78%	1.23%	0.13%	(1.60% )
Portfolio turnover	25%	18%	68%	82%	49%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum International Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$15.240	$13.290	$11.530	$10.620	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.128	0.021	0.102	(0.020)	(0.023)
Net realized and unrealized gain on investments and foreign currencies	1.154	2.614	2.426	1.059	2.149
Total from investment operations	1.282	2.635	2.528	1.039	2.126

Less dividends and distributions from:
Net investment income	—	(0.104)	(0.016)	—	—
Net realized gain on investments	(0.292)	(0.581)	(0.752)	(0.129)	(0.006)
Total dividends and distributions	(0.292)	(0.685)	(0.768)	(0.129)	(0.006)

Net asset value, end of period	$16.230	$15.240	$13.290	$11.530	$10.620

Total return[4]	8.46%	20.44%	22.81%	9.91%	25.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,200	$5,031	$4,594	$3,386	$1,624
Ratio of expenses to average net assets	2.40%	2.61%	2.61%	2.63%	2.57%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.40%	2.61%	2.85%	2.95%	4.47%
Ratio of net investment income (loss) to average net assets	1.58%	0.13%	0.82%	(0.20% )	(0.35% )
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	1.58%	0.13%	0.58%	(0.52% )	(2.25% )
Portfolio turnover	25%	18%	68%	82%	49%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     59

Financial highlights

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$15.250	$13.290	$11.540	$10.620	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.128	0.021	0.102	(0.020)	(0.023)
Net realized and unrealized gain on investments and foreign currencies	1.154	2.624	2.416	1.069	2.149
Total from investment operations	1.282	2.645	2.518	1.049	2.126

Less dividends and distributions from:
Net investment income	—	(0.104)	(0.016)	—	—
Net realized gain on investments	(0.292)	(0.581)	(0.752)	(0.129)	(0.006)
Total dividends and distributions	(0.292)	(0.685)	(0.768)	(0.129)	(0.006)

Net asset value, end of period	$16.240	$15.250	$13.290	$11.540	$10.620

Total return[4]	8.45%	20.51%	22.69%	10.01%	25.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$99,245	$91,696	$70,828	$38,517	$14,339
Ratio of expenses to average net assets	2.40%	2.61%	2.61%	2.63%	2.57%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.40%	2.61%	2.85%	2.95%	4.47%
Ratio of net investment income (loss) to average net assets	1.58%	0.13%	0.82%	(0.20% )	(0.35% )
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	1.58%	0.13%	0.58%	(0.52% )	(2.25% )
Portfolio turnover	25%	18%	68%	82%	49%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$15.590	$13.550	$11.720	$10.690	$8.500

Income from investment operations:
Net investment income[3]	0.207	0.162	0.224	0.089	0.045
Net realized and unrealized gain on investments and foreign currencies	1.199	2.679	2.464	1.079	2.151
Total from investment operations	1.406	2.841	2.688	1.168	2.196

Less dividends and distributions from:
Net investment income	(0.014)	(0.220)	(0.106)	(0.009)	—
Net realized gain on investments	(0.292)	(0.581)	(0.752)	(0.129)	(0.006)
Total dividends and distributions	(0.306)	(0.801)	(0.858)	(0.138)	(0.006)

Net asset value, end of period	$16.690	$15.590	$13.550	$11.720	$10.690

Total return[4]	9.07%	21.68%	23.91%	11.08%	25.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,684	$154,198	$99,733	$44,149	$9,302
Ratio of expenses to average net assets	1.40%	1.61%	1.61%	1.63%	1.57%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.40%	1.61%	1.85%	1.95%	3.47%
Ratio of net investment income to average net assets	2.58%	1.13%	1.82%	0.80%	0.65%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	2.58%	1.13%	1.58%	0.48%	(1.25% )
Portfolio turnover	25%	18%	68%	82%	49%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     61

Financial highlights

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						8/1/03[2]
	Ended	Year Ended					to
	9/30/07[1]	3/31/07	3/31/06		3/31/05		3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.980	$11.540	$10.020		$9.570		$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.021)	(0.047)	(0.057)		(0.036)		(0.037)
Net realized and unrealized gain on investments and foreign currencies	1.443	0.692	1.577		0.486		1.107
Total from investment operations	1.422	0.645	1.520		0.450		1.070

Less dividends and distributions from:
Net realized gain on investments	(0.062)	(0.205)	—		—		—
Total dividends and distributions	(0.062)	(0.205)	—		—		—

Net asset value, end of period	$13.340	$11.980	$11.540		$10.020		$9.570

Total return[4]	11.89%	5.75%	15.17%		4.70%		12.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,969	$56,088	$47,283		$26,252		$9,337
Ratio of expenses to average net assets	1.61%	1.69%	1.69%		1.67%		1.61%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.61%	1.77%	1.84%		1.87%		2.51%
Ratio of net investment loss to average net assets	(0.33% )	(0.41% )	(0.52%	)	(0.37%	)	(0.61%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.33% )	(0.49% )	(0.67%	)	(0.57%	)	(1.51%	)
Portfolio turnover	55%	37%	48%		37%		51%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						8/1/03[2]
	Ended	Year Ended					to
	9/30/07[1]	3/31/07	3/31/06		3/31/05		3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.700	$11.340	$9.910		$9.530		$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.060)	(0.119)	(0.126)		(0.099)		(0.077)
Net realized and unrealized gain on investments and foreign currencies	1.412	0.684	1.556		0.479		1.107
Total from investment operations	1.352	0.565	1.430		0.380		1.030

Less dividends and distributions from:
Net realized gain on investments	(0.062)	(0.205)	—		—		—
Total dividends and distributions	(0.062)	(0.205)	—		—		—

Net asset value, end of period	$12.990	$11.700	$11.340		$9.910		$9.530

Total return[4]	11.58%	5.14%	14.43%		3.99%		12.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,814	$10,819	$10,168		$7,603		$3,568
Ratio of expenses to average net assets	2.26%	2.34%	2.34%		2.32%		2.26%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.26%	2.42%	2.49%		2.52%		3.16%
Ratio of net investment loss to average net assets	(0.98% )	(1.06% )	(1.17%	)	(1.02%	)	(1.26%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.98% )	(1.14% )	(1.32%	)	(1.22%	)	(2.16%	)
Portfolio turnover	55%	37%	48%		37%		51%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     63

Financial highlights

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						8/1/03[2]
	Ended	Year Ended					to
	9/30/07[1]	3/31/07	3/31/06		3/31/05		3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.700	$11.340	$9.910		$9.530		$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.060)	(0.119)	(0.126)		(0.099)		(0.077)
Net realized and unrealized gain on investments and foreign currencies	1.402	0.684	1.556		0.479		1.107
Total from investment operations	1.342	0.565	1.430		0.380		1.030

Less dividends and distributions from:
Net realized gain on investments	(0.062)	(0.205)	—		—		—
Total dividends and distributions	(0.062)	(0.205)	—		—		—

Net asset value, end of period	$12.980	$11.700	$11.340		$9.910		$9.530

Total return[4]	11.50%	5.14%	14.43%		3.99%		12.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$240,236	$203,591	$164,995		$91,434		$35,143
Ratio of expenses to average net assets	2.26%	2.34%	2.34%		2.32%		2.26%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.26%	2.42%	2.49%		2.52%		3.16%
Ratio of net investment loss to average net assets	(0.98% )	(1.06% )	(1.17%	)	(1.02%	)	(1.26%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.98% )	(1.14% )	(1.32%	)	(1.22%	)	(2.16%	)
Portfolio turnover	55%	37%	48%		37%		51%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						8/1/03[2]
	Ended	Year Ended					to
	9/30/07[1]	3/31/07	3/31/06		3/31/05		3/31/04
	(Unaudited)
Net asset value, beginning of period	$12.140	$11.650	$10.080		$9.590		$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.001)	(0.006)	(0.019)		(0.002)		(0.015)
Net realized and unrealized gain on investments and foreign currencies	1.463	0.701	1.589		0.492		1.105
Total from investment operations	1.462	0.695	1.570		0.490		1.090

Less dividends and distributions from:
Net realized gain on investments	(0.062)	(0.205)	—		—		—
Total dividends and distributions	(0.062)	(0.205)	—		—		—

Net asset value, end of period	$13.540	$12.140	$11.650		$10.080		$9.590

Total return[4]	12.07%	6.13%	15.57%		5.11%		12.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$669,468	$518,509	$355,961		$158,200		$21,557
Ratio of expenses to average net assets	1.26%	1.34%	1.34%		1.32%		1.26%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.26%	1.42%	1.49%		1.52%		2.16%
Ratio of net investment income (loss) to average net assets	0.02%	(0.06% )	(0.17%	)	(0.02%	)	(0.26%	)
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	0.02%	(0.14% )	(0.32%	)	(0.22%	)	(1.16%	)
Portfolio turnover	55%	37%	48%		37%		51%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

 (continues)     65

Financial highlights

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$12.730	$11.320	$10.840	$9.830	$8.500

Income from investment operations:
Net investment income[3]	0.066	0.128	0.092	0.074	0.038
Net realized and unrealized gain on investments and foreign currencies	0.801	1.614	0.947	1.100	1.331
Total from investment operations	0.867	1.742	1.039	1.174	1.369

Less dividends and distributions from:
Net investment income	(0.034)	(0.104)	(0.065)	(0.028)	(0.023)
Net realized gain on investments	(0.213)	(0.228)	(0.494)	(0.136)	(0.016)
Total dividends and distributions	(0.247)	(0.332)	(0.559)	(0.164)	(0.039)

Net asset value, end of period	$13.350	$12.730	$11.320	$10.840	$9.830

Total return[4]	6.82%	15.65%	9.82%	12.04%	16.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,143	$58,161	$45,666	$27,524	$9,115
Ratio of expenses to average net assets	1.54%	1.55%	1.55%	1.53%	1.50%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.56%	1.73%	1.83%	1.84%	2.52%
Ratio of net investment income to average net assets	1.00%	1.07%	0.83%	0.72%	0.59%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	0.98%	0.89%	0.55%	0.41%	(0.43% )
Portfolio turnover	29%	22%	52%	38%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$12.640	$11.240	$10.780	$9.810	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.023	0.052	0.021	0.008	(0.003)
Net realized and unrealized gain on investments and foreign currencies	0.793	1.606	0.933	1.098	1.329
Total from investment operations	0.816	1.658	0.954	1.106	1.326

Less dividends and distributions from:
Net investment income	(0.013)	(0.030)	—	—	—
Net realized gain on investments	(0.213)	(0.228)	(0.494)	(0.136)	(0.016)
Total dividends and distributions	(0.226)	(0.258)	(0.494)	(0.136)	(0.016)

Net asset value, end of period	$13.230	$12.640	$11.240	$10.780	$9.810

Total return[4]	6.46%	14.97%	9.05%	11.36%	15.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,756	$11,403	$10,103	$8,072	$3,609
Ratio of expenses to average net assets	2.19%	2.20%	2.20%	2.18%	2.15%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.21%	2.38%	2.48%	2.49%	3.17%
Ratio of net investment income (loss) to average net assets	0.35%	0.42%	0.18%	0.07%	(0.06% )
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	0.33%	0.24%	(0.10% )	(0.24% )	(1.08% )
Portfolio turnover	29%	22%	52%	38%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

 (continues)     67

Financial highlights

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$12.630	$11.240	$10.780	$9.810	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.023	0.051	0.021	0.008	(0.003)
Net realized and unrealized gain on investments and foreign currencies	0.793	1.597	0.933	1.098	1.329
Total from investment operations	0.816	1.648	0.954	1.106	1.326

Less dividends and distributions from:
Net investment income	(0.013)	(0.030)	—	—	—
Net realized gain on investments	(0.213)	(0.228)	(0.494)	(0.136)	(0.016)
Total dividends and distributions	(0.226)	(0.258)	(0.494)	(0.136)	(0.016)

Net asset value, end of period	$13.220	$12.630	$11.240	$10.780	$9.810

Total return[4]	6.46%	14.88%	9.16%	11.36%	15.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$239,535	$216,527	$163,876	$97,823	$35,732
Ratio of expenses to average net assets	2.19%	2.20%	2.20%	2.18%	2.15%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.21%	2.38%	2.48%	2.49%	3.17%
Ratio of net investment income (loss) to average net assets	0.35%	0.42%	0.18%	0.07%	(0.06% )
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	0.33%	0.24%	(0.10% )	(0.24% )	(1.08% )
Portfolio turnover	29%	22%	52%	38%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$12.750	$11.330	$10.860	$9.840	$8.500

Income from investment operations:
Net investment income[3]	0.089	0.170	0.131	0.110	0.060
Net realized and unrealized gain on investments and foreign currencies	0.798	1.623	0.936	1.110	1.330
Total from investment operations	0.887	1.793	1.067	1.220	1.390

Less dividends and distributions from:
Net investment income	(0.044)	(0.145)	(0.103)	(0.064)	(0.034)
Net realized gain on investments	(0.213)	(0.228)	(0.494)	(0.136)	(0.016)
Total dividends and distributions	(0.257)	(0.373)	(0.597)	(0.200)	(0.050)

Net asset value, end of period	$13.380	$12.750	$11.330	$10.860	$9.840

Total return[4]	6.97%	16.12%	10.19%	12.41%	16.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$622,269	$508,000	$319,857	$140,341	$17,962
Ratio of expenses to average net assets	1.19%	1.20%	1.20%	1.18%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.21%	1.38%	1.48%	1.49%	2.17%
Ratio of net investment income to average net assets	1.35%	1.42%	1.18%	1.07%	0.94%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	1.33%	1.24%	0.90%	0.76%	(0.08% )
Portfolio turnover	29%	22%	52%	38%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

 (continues)     69

Financial highlights

Optimum Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/07[1]	3/31/07	3/31/06		3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$14.070	$14.340	$11.750		$11.260	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.093)	(0.155)	(0.176)		(0.161)	(0.100)
Net realized and unrealized gain on investments	1.164	0.188	2.766		0.653	2.860
Total from investment operations	1.071	0.033	2.590		0.492	2.760

Less dividends and distributions from:
Net realized gain on investments	(0.231)	(0.303)	—		(0.002)	—
Total dividends and distributions	(0.231)	(0.303)	—		(0.002)	—

Net asset value, end of period	$14.910	$14.070	$14.340		$11.750	$11.260

Total return[4]	7.62%	0.37%	22.04%		4.37%	32.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,893	$12,088	$11,984		$6,133	$2,115
Ratio of expenses to average net assets	1.94%	1.95%	1.95%		1.80%	1.81%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.10%	2.32%	2.46%		2.69%	4.11%
Ratio of net investment loss to average net assets	(1.27% )	(1.15% )	(1.38%	)	(1.42% )	(1.41%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.43% )	(1.52% )	(1.89%	)	(2.31% )	(3.71%	)
Portfolio turnover	42%	46%	47%		44%	16%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Small Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/07[1]	3/31/07	3/31/06		3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.750	$14.110	$11.640		$11.230	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.139)	(0.240)	(0.257)		(0.233)	(0.146)
Net realized and unrealized gain on investments	1.130	0.183	2.727		0.645	2.876
Total from investment operations	0.991	(0.057)	2.470		0.412	2.730

Less dividends and distributions from:
Net realized gain on investments	(0.231)	(0.303)	—		(0.002)	—
Total dividends and distributions	(0.231)	(0.303)	—		(0.002)	—

Net asset value, end of period	$14.510	$13.750	$14.110		$11.640	$11.230

Total return[4]	7.21%	(0.27% )	21.22%		3.67%	32.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,249	$2,187	$2,285		$1,665	$792
Ratio of expenses to average net assets	2.59%	2.60%	2.60%		2.45%	2.46%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.75%	2.97%	3.11%		3.34%	4.76%
Ratio of net investment loss to average net assets	(1.92% )	(1.80% )	(2.03%	)	(2.07% )	(2.06%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(2.08% )	(2.17% )	(2.54%	)	(2.96% )	(4.36%	)
Portfolio turnover	42%	46%	47%		44%	16%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

 (continues)     71

Financial highlights

Optimum Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/07[1]	3/31/07	3/31/06		3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.750	$14.110	$11.640		$11.230	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.139)	(0.240)	(0.257)		(0.233)	(0.146)
Net realized and unrealized gain on investments	1.130	0.183	2.727		0.645	2.876
Total from investment operations	0.991	(0.057)	2.470		0.412	2.730

Less dividends and distributions from:
Net realized gain on investments	(0.231)	(0.303)	—		(0.002)	—
Total dividends and distributions	(0.231)	(0.303)	—		(0.002)	—

Net asset value, end of period	$14.510	$13.750	$14.110		$11.640	$11.230

Total return[4]	7.21%	(0.27% )	21.22%		3.67%	32.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,036	$40,324	$36,537		$19,883	$7,521
Ratio of expenses to average net assets	2.59%	2.60%	2.60%		2.45%	2.46%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.75%	2.97%	3.11%		3.34%	4.76%
Ratio of net investment loss to average net assets	(1.92% )	(1.80% )	(2.03%	)	(2.07% )	(2.06%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(2.08% )	(2.17% )	(2.54%	)	(2.96% )	(4.36%	)
Portfolio turnover	42%	46%	47%		44%	16%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/07[1]	3/31/07	3/31/06		3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$14.250	$14.470	$11.820		$11.280	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.067)	(0.108)	(0.131)		(0.121)	(0.075)
Net realized and unrealized gain on investments	1.178	0.191	2.781		0.663	2.855
Total from investment operations	1.111	0.083	2.650		0.542	2.780

Less dividends and distributions from:
Net realized gain on investments	(0.231)	(0.303)	—		(0.002)	—
Total dividends and distributions	(0.231)	(0.303)	—		(0.002)	—

Net asset value, end of period	$15.130	$14.250	$14.470		$11.820	$11.280

Total return[4]	7.80%	0.72%	22.42%		4.81%	32.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$103,095	$84,934	$67,466		$31,827	$10,212
Ratio of expenses to average net assets	1.59%	1.60%	1.60%		1.45%	1.46%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.75%	1.97%	2.11%		2.34%	3.76%
Ratio of net investment loss to average net assets	(0.92% )	(0.80% )	(1.03%	)	(1.07% )	(1.06%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.08% )	(1.17% )	(1.54%	)	(1.96% )	(3.36%	)
Portfolio turnover	42%	46%	47%		44%	16%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

 (continues)     73

Financial highlights

Optimum Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.540	$13.590	$12.410	$11.010	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.024)	(0.020)	(0.022)	(0.055)	(0.046)
Net realized and unrealized gain (loss) on investments	(0.553)	0.759	2.043	1.801	2.616
Total from investment operations	(0.577)	0.739	2.021	1.746	2.570

Less dividends and distributions from:
Net realized gain on investments	(0.293)	(0.789)	(0.841)	(0.346)	(0.060)
Total dividends and distributions	(0.293)	(0.789)	(0.841)	(0.346)	(0.060)

Net asset value, end of period	$12.670	$13.540	$13.590	$12.410	$11.010

Total return[4]	(4.48% )	5.93%	17.17%	16.12%	30.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,747	$12,721	$13,300	$7,297	$2,126
Ratio of expenses to average net assets	1.76%	1.76%	1.76%	1.73%	1.67%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.07%	2.32%	2.58%	2.61%	4.08%
Ratio of net investment loss to average net assets	(0.35% )	(0.16% )	(0.17% )	(0.47% )	(0.69% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.66% )	(0.72% )	(0.99% )	(1.35% )	(3.10% )
Portfolio turnover	49%	49%	42%	46%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.190	$13.350	$12.280	$10.970	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.067)	(0.101)	(0.102)	(0.129)	(0.090)
Net realized and unrealized gain (loss) on investments	(0.530)	0.730	2.013	1.785	2.620
Total from investment operations	(0.597)	0.629	1.911	1.656	2.530

Less dividends and distributions from:
Net realized gain on investments	(0.293)	(0.789)	(0.841)	(0.346)	(0.060)
Total dividends and distributions	(0.293)	(0.789)	(0.841)	(0.346)	(0.060)

Net asset value, end of period	$12.300	$13.190	$13.350	$12.280	$10.970

Total return[4]	(4.75% )	5.27%	16.35%	15.35%	29.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,029	$2,239	$2,359	$1,859	$819
Ratio of expenses to average net assets	2.41%	2.41%	2.41%	2.38%	2.32%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.72%	2.97%	3.23%	3.26%	4.73%
Ratio of net investment loss to average net assets	(1.00% )	(0.81% )	(0.82% )	(1.12% )	(1.34% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.31% )	(1.37% )	(1.64% )	(2.00% )	(3.75% )
Portfolio turnover	49%	49%	42%	46%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     75

Financial highlights

Optimum Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.190	$13.350	$12.280	$10.970	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.067)	(0.101)	(0.102)	(0.129)	(0.090)
Net realized and unrealized gain (loss) on investments	(0.530)	0.730	2.013	1.785	2.620
Total from investment operations	(0.597)	0.629	1.911	1.656	2.530

Less dividends and distributions from:
Net realized gain on investments	(0.293)	(0.789)	(0.841)	(0.346)	(0.060)
Total dividends and distributions	(0.293)	(0.789)	(0.841)	(0.346)	(0.060)

Net asset value, end of period	$12.300	$13.190	$13.350	$12.280	$10.970

Total return[4]	(4.75% )	5.27%	16.35%	15.35%	29.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,468	$41,622	$38,782	$23,869	$9,018
Ratio of expenses to average net assets	2.41%	2.41%	2.41%	2.38%	2.32%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.72%	2.97%	3.23%	3.26%	4.73%
Ratio of net investment loss to average net assets	(1.00% )	(0.81% )	(0.82% )	(1.12% )	(1.34% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.31% )	(1.37% )	(1.64% )	(2.00% )	(3.75% )
Portfolio turnover	49%	49%	42%	46%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Optimum Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/1/03[2]
	Ended	Year Ended			to
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.720	$13.720	$12.470	$11.040	$8.500

Income (loss) from investment operations:
Net investment loss[3]	—	0.025	0.023	(0.014)	(0.022)
Net realized and unrealized gain (loss) on investments	(0.557)	0.764	2.068	1.790	2.622
Total from investment operations	(0.557)	0.789	2.091	1.776	2.600

Less dividends and distributions from:
Net realized gain on investments	(0.293)	(0.789)	(0.841)	(0.346)	(0.060)
Total dividends and distributions	(0.293)	(0.789)	(0.841)	(0.346)	(0.060)

Net asset value, end of period	$12.870	$13.720	$13.720	$12.470	$11.040

Total return[4]	(4.27% )	6.24%	17.66%	16.35%	30.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,903	$71,387	$54,803	$26,900	$9,262
Ratio of expenses to average net assets	1.41%	1.41%	1.41%	1.38%	1.32%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.72%	1.97%	2.23%	2.26%	3.73%
Ratio of net investment income (loss) to average net assets	0.00%	0.19%	0.18%	(0.12% )	(0.34% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.31% )	(0.37% )	(0.64% )	(1.00% )	(2.75% )
Portfolio turnover	49%	49%	42%	46%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Optimum Fund Trust

September 30, 2007 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, and Optimum Small Cap Value Fund (each referred to as a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C and Institutional Class shares. Class A Shares are sold with a front-end sales charge of 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund and 4.50% for Optimum Fixed Income Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on July 31, 2007, the Funds no longer accept new purchases of Class B shares other than reinvestment of dividends or capital gains or and, permitted exchanges.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Trust.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, total return swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Security and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund expect to declare and pay dividends from net investment income, if any, annually. Optimum Fixed Income Fund expects to declare and pay dividends from net investment income quarterly. Each Fund will declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net capital gains twice a year. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statements of operations with the corresponding expense offset shown as “expense paid indirectly”.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board of Trustees, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisers, and to monitor the sub-advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

(continues)     79

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

In accordance with the terms of the investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of a Fund:

Optimum Fixed Income Fund	0.7000% of assets up to $25 million
0.6500% of assets from $25 million to $100 million
0.6000% of assets from $100 million to $500 million
0.5500% of assets from $500 to $1 billion
0.5000% of assets over $1 billion

Optimum International Fund	0.8750% of assets up to $50 million
0.8000% of assets from $50 to $100 million
0.7800% of assets from $100 to $300 million
0.7650% of assets from $300 to $400 million
0.7300% of assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of assets up to $250 million
0.7875% of assets from $250 million to $300 million
0.7625% of assets from $300 million to $400 million
0.7375% of assets from $400 million to $500 million
0.7250% of assets over $500 million

Optimum Large Cap Value Fund	0.8000% of assets up to $100 million
0.7375% of assets from $100 million to $250 million
0.7125% of assets from $250 million to $500 million
0.6875% of assets over $500 million

Optimum Small Cap Growth Fund	1.1000% of assets

Optimum Small Cap Value Fund	1.0500% of assets up to $75 million
1.0250% of assets from $75 million to $150 million
1.0000% of assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Aberdeen Asset Management Inc. (“AAMI”); Optimum International Fund – Mondrian Investment Partners Limited and AllianceBernstein L.P.; Optimum Large Cap Growth Fund – Marsico Capital Management, LLC (“Marsico”) and T. Rowe Price Associates, Inc.; Optimum Large Cap Value Fund – Massachusetts Financial Services Company and TCW Investment Management Company (“TCW”); Optimum Small Cap Growth Fund – Columbia Wanger Asset Management, L.P. and Oberweis Asset Management, Inc.; and Optimum Small Cap Value Fund – Hotchkis and Wiley Capital Management, LLC, Delafield Asset Management (a division of Reich & Tang Asset Management, LLC), and The Killen Group, Inc. (“Killen”).

For the six months ended September 30, 2007, DMC paid the following subadvisory fees:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$456,392	$613,950	$1,934,668	$1,652,339	$563,596	$471,226

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and/or reimburse each Fund to the extent necessary to ensure that total annual operating expenses, exclusive of any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed specified percentages of average daily net assets through as shown below:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Operating expense limitation as
a percentage of average
daily net assets (per annum)	0.90%	1.66%	1.34%	1.20%	1.60%	1.41%
Expiration date	7/31/07	7/31/07	7/31/07	7/31/07	7/31/07	7/31/07
Effective August 1, 2007,
operating expense limitation as
a percentage of average
daily net assets (per annum)	0.89%	1.44%	1.29%	1.19%	1.55%	1.40%
Expiration date	8/1/08	8/1/08	8/1/08	8/1/08	8/1/08	8/1/08

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides the Trust with fund accounting, administrative, and transfer agency services pursuant to a Mutual Fund Services Agreement. For fund accounting services, the Trust pays DSC a fee at annual rate of 0.04% of the Trust’s total average daily net assets, plus out-of-pocket expenses, subject to certain minimums. DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board of Trustees. For administrative services, the Trust pays DSC a fee at an annual rate (plus out-of pocket expenses) of 0.165% of assets up to $500 million of the Trust’s total average daily net assets, 0.140% of assets from $500 million to $1 billion, and 0.115% of assets over $1 billion. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each fund. For such services, the Trust pays DSC a fee at an annual rate of 0.235% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to a Distribution Agreement and Rule 12b-1 plans, each Fund pays DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution expenses.

At September 30, 2007, each Fund had liabilities payable to affiliates as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment management
fee payable to DMC	$273,614	$200,138	$586,714	$509,295	$121,489	$81,970
Dividend disbursing, transfer
agent, accounting and
administration fees and other
expenses payable to DSC	637,066	247,334	690,380	672,946	142,490	123,078
Distribution fees payable to DDLP	467,170	180,791	433,919	442,477	83,100	76,432
Other expenses payable
to DMC and affiliates**	65,085	24,298	59,905	58,855	12,829	11,208

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

(continues)     81

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended September 30, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$29,874	$12,972	$36,621	$36,244	$6,340	$4,950

For the six months ended September 30, 2007, DDLP received gross CDSC commissions on redemptions of each Fund’s Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Class B	$11,925	$2,775	$10,126	$ 9,641	$2,057	$1,812
Class C	17,515	4,394	12,699	12,322	2,178	1,796

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc., which is an indirect wholly owned subsidiary of Lincoln National Corporation.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Purchases other than U.S. government securities	$650,766,167	$54,606,589	$310,361,764	$211,228,131	$40,878,995	$35,852,057
Purchases of U.S. government securities	431,625,232	—	—	—	—	—
Sales other than U.S. government securities	534,968,379	36,555,198	231,654,816	123,251,464	31,149,114	29,483,674
Sales of U.S. government securities	425,049,450	—	—	—	—	—

At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Cost of investments	$1,018,913,482	$277,529,429	$947,079,090	$936,455,858	$171,330,626	$157,142,111
Aggregate unrealized appreciation	$9,012,636	$74,322,212	$193,784,149	$144,491,188	$37,992,194	$17,255,446
Aggregate unrealized depreciation	(8,881,858)	(3,924,138)	(5,959,630)	(20,205,343)	(8,102,825)	(15,806,783)
Net unrealized appreciation	$130,778	$70,398,074	$187,824,519	$124,285,845	$29,889,369	$1,448,663

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2007 and the year ended March 31, 2007 was as follows:

Six Months Ended September 30, 2007*

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Ordinary income	$8,597,204	$387,716	$—	$3,927,289	$—	$1,487,765
Long-term Capital Gain	—	5,144,066	4,328,199	12,383,035	2,393,583	1,366,689
Total	$8,597,204	$5,531,782	$4,328,199	$16,310,324	$2,393,583	$2,854,454

Year Ended March 31, 2007

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Ordinary income	$25,365,087	$7,131,730	$1,263,583	$8,816,723	$—	$1,226,671
Long-term Capital Gain	—	4,960,866	10,176,545	9,409,787	2,731,660	5,586,673
Total	$25,365,087	$12,092,596	$11,440,128	$18,226,510	$2,731,660	$6,813,344

*Tax information for the period ended September 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2007, the estimated components of net assets on a tax basis were as follows:

	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap
	Fund	Fund	Growth Fund
Share of beneficial interest	$856,840,205	$232,933,181	$786,595,251
Undistributed ordinary income	20,118,991	3,584,645	64,987
Undistributed long-term capital gain	—	11,433,540	11,997,455
Other temporary differences	(931,383)	—	—
Unrealized appreciation of investment, swap contracts and foreign currencies	142,150	70,437,835	187,829,027
Net assets	$876,169,963	$318,389,201	$986,486,720

	Optimum	Optimum	Optimum
	Large Cap	Small Cap	Small Cap
	Value Fund	Growth Fund	Value Fund
Share of beneficial interest	$780,882,160	$128,960,425	$121,378,536
Undistributed ordinary income	8,353,183	—	34,413
Undistributed long-term capital gain	23,166,851	4,423,100	6,285,781
Unrealized appreciation of investment and foreign currencies	124,300,821	29,889,369	1,448,663
Net assets	$936,703,015	$163,272,894	$129,147,393

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales straddles, interest accrual on defaulted bonds, contingent payment debt instruments, realization of unrealized gain on investments in passive foreign investment companies, and mark-to-market on currency contracts, passive foreign investment companies, futures contracts, and tax treatment of credit default swap (CDS) contracts and interest rate swap contracts.

(continues)     83

Notes to financial statements

Optimum Fund Trust

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, dividends and distributions, paydowns of mortgage- and asset-backed securities, CDS contracts and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2007, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small Cap	Small Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Undistributed (accumulated) net
investment income (loss)	$(977,563)	$(424,349)	$1,193,477	$(24,961)	$954,067	$248,536
Accumulated net realized gain (loss)	977,563	424,349	(1,193,477)	24,961	—	(248,536)
Paid-in capital	—	—	—	—	(954,067)	—

6. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap Growth
	Fund		Fund		Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/07	3/31/07	9/30/07	3/31/07	9/30/07	3/31/07
Shares sold:
Class A	970,186	1,841,350	147,803	375,989	534,561	1,304,218
Class B	49,013	152,560	6,156	33,816	27,403	135,373
Class C	4,190,788	6,778,612	572,071	1,391,456	2,191,849	4,803,075
Institutional Class	13,857,761	20,691,760	2,136,335	3,528,374	9,940,323	17,071,479
	19,067,748	29,464,282	2,862,365	5,329,635	12,694,136	23,314,145

Shares issued upon reinvestment of dividends
and distributions:
Class A	68,552	226,229	29,426	83,106	23,085	79,694
Class B	6,969	31,261	5,879	16,300	4,560	16,844
Class C	183,404	737,005	109,442	280,642	88,931	297,903
Institutional Class	673,249	1,767,917	194,152	469,204	219,065	624,104
	932,174	2,762,412	338,899	849,252	335,641	1,018,545

Shares repurchased:
Class A	(557,615)	(1,075,275)	(178,595)	(314,632)	(370,323)	(800,040)
Class B	(78,308)	(189,221)	(21,822)	(65,771)	(47,049)	(123,686)
Class C	(1,822,391)	(3,837,333)	(585,012)	(986,974)	(1,183,462)	(2,241,294)
Institutional Class	(4,355,293)	(7,703,310)	(1,032,042)	(1,468,287)	(3,447,610)	(5,541,024)
	(6,813,607)	(12,805,139)	(1,817,471)	(2,835,664)	(5,048,444)	(8,706,044)
Net increase	13,186,315	19,421,555	1,383,793	3,343,223	7,981,333	15,626,646

6. Capital Shares (continued)

	Optimum		Optimum		Optimum
	Large Cap Value		Small Cap Growth		Small Cap Value
	Fund		Fund		Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/07	3/31/07	9/30/07	3/31/07	9/30/07	3/31/07
Shares sold:
Class A	480,138	1,191,590	79,937	213,329	68,326	207,100
Class B	20,879	115,682	2,846	18,163	3,404	15,227
Class C	1,961,152	4,508,067	335,914	708,196	287,956	627,120
Institutional Class	9,087,879	15,707,485	1,332,869	2,209,166	1,095,309	1,801,580
	11,550,048	21,522,824	1,751,566	3,148,854	1,454,995	2,651,027

Shares issued upon reinvestment of dividends
and distributions:
Class A	84,942	119,889	13,168	18,811	18,686	58,450
Class B	15,140	19,480	2,493	3,663	3,551	10,762
Class C	296,603	351,857	47,215	64,248	66,736	192,954
Institutional Class	815,589	1,031,198	96,056	114,103	110,799	271,409
	1,212,274	1,522,424	158,932	200,825	199,772	533,575

Shares repurchased:
Class A	(402,966)	(777,180)	(87,395)	(208,617)	(99,475)	(304,352)
Class B	(49,469)	(131,451)	(9,419)	(24,715)	(11,724)	(32,920)
Class C	(1,280,284)	(2,301,312)	(213,210)	(428,630)	(300,728)	(569,521)
Institutional Class	(3,245,414)	(5,114,065)	(574,592)	(1,025,312)	(510,352)	(865,025)
	(4,978,133)	(8,324,008)	(884,616)	(1,687,274)	(922,279)	(1,771,818)
Net increase	7,784,189	14,721,240	1,025,882	1,662,405	732,488	1,412,784

7. Foreign Currency Exchange Contracts

The Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities or liabilities net of receivables and other assets on the Statement of net assets.

8. Financial Futures Contracts

The Optimum Fixed Income Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of net assets.

(continues)     85

Notes to financial statements

Optimum Fund Trust

9. Options Written

During the six months ended September 30, 2007, Optimum Fixed Income Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended September 30, 2007 for Optimum Fixed Income Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2007	—	$ —
Options written	4,442,216	28,039
Options expired	(4,442,216)	(28,039)
Options outstanding at September 30, 2007	—	$ —

10. Swap Contracts

The Optimum Fixed Income Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the purchaser of protection) transfers to another party (the seller of protection) the financial risk of a credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2007, the Optimum Fixed Income entered into CDS contracts as a purchaser of protection and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized gains or losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit Event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statements of net assets.

11. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Funds record security lending income net of such allocation.

At September 30, 2007, the market value of securities on loan is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statements on net assets under the caption “Securities Lending Collateral”.

Market Value of
Securities on Loan
Optimum Fixed Income Fund	$ 120,473,814
Optimum International Fund	31,486,900
Optimum Large Cap Growth Fund	129,635,643
Optimum Large Cap Value Fund	119,580,505
Optimum Small Cap Growth Fund	36,766,944
Optimum Small Cap Value Fund	27,463,958

12. Credit and Market Risk

Some countries in which the Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by such Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Optimum Fixed Income Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Optimum Fixed Income Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Optimum Fixed Income Fund also invests in taxable municipal bonds.

The Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

(continues)     87

Notes to financial statements

Optimum Fund Trust

12. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of net asets.

13. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

14. Termination of New Share Purchases of Class B Shares

As of the close of business on July 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans such as 401 (K) plans, 403 (b) plans, or 457 plans), are allowed in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Funds’ shares will be permitted to invest in other classes of the Funds, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of July 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on July 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, permits you to reinvest within 35 days of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

15. Change in Custodian

On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258, became the Funds’ custodian.

16. Change in Investment Strategies for Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund

On September 20, 2007, the Board of Trustees of Optimum Fund Trust approved a change in the market capitalization range of the securities in which the Funds primarily invest from a focus on small-capitalization companies to a focus on small-capitalization and mid-capitalization companies. By adopting this change, the Funds’ sub-advisers will have a larger universe of companies in which to invest pursuant to each sub-adviser’s current investment style and stragey. In accordance with this change in market capitalization, the names of the Optimum Small Cap Growth Fund and the Optimum Small Cap Value Fund will be changed to the “Optimum Small-Mid Cap Growth Fund” and the “Optimum Small-Mid Cap Value Fund”, respectively. In addition, the Funds’ benchmarks will be changed from the Russell 2000® Growth Index and Russell 2000® Value Index to the Russell 2500® Growth Index and the Russell 2500® Value Index, respectively. These changes will become effective on January 1, 2008. Please refer to the supplement to the Funds’ Prospectuses and the Statement of Additional Information, dated October 17, 2007, for more information.

Other Fund information (unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Advisory and Sub-Advisory Agreements

At a meeting held on June 14, 2007, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (the “Manager” or “DMC”) and each of the six separate funds within the Trust (the “Funds”), as well as Sub-Advisory Agreements between the Manager and the following sub-advisers: Aberdeen Asset Management Inc. (Optimum Fixed Income Fund); Alliance Bernstein L.P. (Optimum International Fund); Columbia Wanger Asset Management, L.P. (Optimum Small Cap Growth Fund); Delafield Asset Management (Optimum Small Cap Value Fund); Hotchkis and Wiley Capital Management, LLC (Optimum Small Cap Value Fund); The Killen Group, Inc. (Optimum Small Cap Value Fund); Marsico Capital Management, LLC (Optimum Large Cap Growth Fund); Massachusetts Financial Services Company (Optimum Large Cap Value Fund); Mondrian Investment Partners Limited (Optimum International Fund); Oberweis Asset Management, Inc. (Optimum Small Cap Growth Fund); TCW Investment Management Company (Optimum Large Cap Value Fund); and T. Rowe Price Associates, Inc. (Optimum Large Cap Growth Fund). In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the June 14, 2007 Board meeting. Information furnished at Board meetings throughout the year included an analysis by the Manager (with the assistance of its consultant, Linsco/Private Ledger Corp. (“LPL”)) of the investment performance of each Fund and its sub-advisers, presentations given the Board by portfolio managers from each sub-adviser on a rotating basis and compliance reports and related certifications furnished by the Manager and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from the Manager discussing and analyzing the performance of each Fund and its respective sub-adviser(s); a description of fees charged by the Manager and each sub-adviser showing them in each case to be competitive with those charged to other comparable investment companies or accounts; copies of the investment management and sub-advisory agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of the Manager and the sub-advisers; and information on the fees and other benefits realized by the Manager (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by the Manager and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc. (“Lipper”) comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable (the “Lipper Report”).

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the exisiting management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

Nature, Extent and Quality of Services. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters such as the Code of Ethics and fair value pricing, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. The Board also took into account the distribution services provided each Fund by an affiliate of DMC, noting the growth in Fund assets. Consideration was also given to the due diligence, attention and high quality of services performed by management personnel of DMC and its affiliates in connection with a proposed conversion and outsourcing of Fund accounting operations to a subsidiary of The Bank of New York Mellon, as well as the sub-contracting out during the past year of many of the Funds’ shareholder transfer agency functions to DST Systems, Inc. The quality of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds. The Board was, however, satisfied with the adherence by each sub-adviser with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by sub-advisers’ portfolio managers and DMC reports of its discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings and in connection with the contract renewals.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with a Performance Universe selected by Lipper for the period from inception through March 31, 2007, as well as the one and three year period ending that date. The following summarizes the performance results for each Fund, and the Board’s view of such performance.

Optimum Fixed Income Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception as well as the previous one and three year periods were in the highest quintile of such Universe. The Board was satisfied with such performance.

(continues)     89

Other Fund information (unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Advisory and Sub-Advisory Agreements (continued)

Optimum International Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception was in the middle quintile of such Universe and for the one and three year periods was in the highest and second lowest quintile of such Universe, respectively. The Board found such performance to be acceptable.

Optimum Large Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception was in the highest quintile of such Universe and for the one and three year period was in the second highest and highest quintile of such Universe, respectively. The Board was satisfied with such performance.

Optimum Large Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception as well as the previous one and three year periods was in the second highest quintile of such Universe. The Board was satisfied with such performance.

Optimum Small Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception was in the second highest quintile of such Universe and for the one and three year periods to be in the middle and second lowest quintile of such Universe, respectively. The Board found such performance to be acceptable.

Optimum Small Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap value funds as selected by Lipper. The Lipper Report for the Fund showed its investment performance since inception was in the second highest quintile of such Universe and for the one and three year periods was in the second lowest and middle quintile of such Universe, respectively. The Board found such performance to be acceptable.

Comparative Expenses. Attention was also given to a comparative analysis of each Fund’s expenses, including management fees, in comparison to a group of other funds constituting its appropriate Lipper Expense Group. The Lipper Report showed the actual total expenses of each Fund to be higher than both the average and median of its respective Lipper Expense Group. The Trustees found such expenses to be acceptable in view of the fact that DMC had reimbursed expenses and waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts, and had agreed to continue similar reimbursements and/or fee waivers through August 1, 2008. The Trustees also took into consideration the fact that during the past year DMC and various other service providers to the Funds had agreed to revisions to certain fees charged to the Funds.

DMC’s Profitability; Economies Of Scale. Based on the size of each Fund and the reimbursement or waiver of expenses by DMC, as well as other profitability information furnished them by DMC, the Trustees did not believe that any meaningful profits were being realized by DMC and its affiliates from services provided to any of the Funds. Trustees were also given information on profits being realized by the sub-advisers in relation to the services being provided to the Funds or in relation to the sub-adviser’s overall investment advisory business. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC or the sub-advisers in connection with their relationship to the Funds such as: soft dollar arrangements; allocating brokerage to affiliated brokers; and the name recognition enhancement by virtue of managing the Funds. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a meaningful profit margin on management services provided to a Fund. The Trustees also noted that economies of scale may be shared with a fund and its shareholders through investment management fee breakpoints, so that as a fund grows in size, its effective management fee rate declines. The Optimum Small Cap Value Fund and Optimum Small Cap Growth Fund each had less than $150 million in assets at March 31, 2007, and the Trustees believed that at such asset levels no meaningful economies of scale existed. The investment management fees for all the other Funds contained breakpoints with each Fund’s asset size being at a high enough level to benefit from such breakpoints, and to the extent economies of scale may be realized in the management of any of these Funds, the Trustees believed such schedule of fees provided a sharing of benefits with the Fund and its shareholders. The Board noted that during the past year additional breakpoints had been added to the investment management fee for the Optimum Fixed Income Fund, whose asset size had grown beyond its previously existing last management fee breakpoint. The asset levels of each of the Optimum Large Cap Value Fund and Optimum Large Cap Growth Fund had recently grown beyond the last breakpoints under their respective investment management agreements, and it was agreed that discussions as to adding additional investment management fee breakpoints for these Funds would be taking place at future Board meetings.

Board Consideration of Sub-Advisory Agreement with Marsico Capital Management, LLC

At a meeting held on September 20, 2007, the Board of Trustees, including a majority of non-interested or independent Trustees, approved a new Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Delaware Management Company (the “Manager” or “DMC”) and Marsico Capital Management, LLC (“Marsico”) for the Optimum Large Cap Growth Fund (the “Fund”). The need for approval of a new Sub-Advisory Agreement arose from a pending change in control of Marsico arising out of the plans of Thomas F. Marsico, the Chief Executive Officer of Marsico (“CEO”), and a company he controls to repurchase Marsico from Bank of America (the “Buy-Back”). The Sub-Advisory Agreement will become effective upon completion of the Buy-Back.

Other Fund information (unaudited)

Optimum Fund Trust

Board Consideration of Sub-Advisory Agreement with Marsico Capital Management, LLC (continued)

Because Marsico was an existing sub-adviser to the Optimum Large Cap Growth Fund, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings when discussing the Sub-Advisory Agreement, as well as information furnished specifically for the contract approval considerations being conducted at the Board meeting. Information furnished at Board meetings throughout the year included: an analysis by DMC (with the assistance of its consultant, Linsco/Private Ledger Corp.) of the investment performance of Marsico and the sleeve of the Fund it sub-advised; a report prepared by Lipper Inc. (“Lipper”) comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable (“Lipper Report”); and compliance reports and related certifications furnished by Marsico and DMC. Material furnished specifically in connection with the review of the Sub-Advisory Agreement included: memoranda discussing and analyzing the performance of Marsico’s sleeve of the Fund and Marsico’s Buy-Back from Bank of America; a description of fees charged by Marsico showing them to be competitive with those charged other comparable investment companies or accounts; a copy of the Sub-Advisory Agreement; and a “due diligence” report describing various material items in relation to the personnel, organization and policies of Marsico. Lastly, representatives of Marsico (including its CEO) were present at the Board meeting to provide a presentation and answer any Board questions.

In considering such information and materials, the independent Trustees received assistance from and met separately with independent counsel. The materials prepared by Management specifically in connection with the approval of the Sub-Advisory Agreement were sent to the independent Trustees in advance of the meeting and were discussed at an executive session of the independent Trustees and their counsel prior to the Board meeting. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract approval considerations.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by Marsico, the Board specifically considered that the Sub-Advisory Agreement contains substantially similar provisions to those in the existing Marsico sub-advisory agreement for the Fund. The Board also considered the benefits of providing consistency of portfolio management. The Board reviewed materials provided by Marsico regarding its experience and the qualifications of its personnel, and placed weight on Marsico’s representation that there are no planned changes with respect to Marsico’s personnel responsible for security selection and portfolio management of the portion of the Fund managed by Marsico after the completion of the Buy-Back. The quality of the services of Marsico was considered primarily in respect to the investment performance on its sleeve of the Fund. The Board was also satisfied with the adherence by Marsico with the investment policies and restrictions of the Fund it advised, as well as their adherence to various compliance and other procedures based on personal presentations made by representatives of Marsico and DMC reports of its discussions with Marsico, as well as certificates and materials furnished at Board meetings and in connection with the approval of the Sub-Advisory Agreement.

Investment Performance. The Board placed significant emphasis on Marsico’s prior investment performance on its sleeve of the Fund. While consideration was given to performance reports and discussions throughout the year (including the Lipper Report described above), particular attention in assessing performance was given to Marsico’s performance on its portion of the sleeve to date relative to the Fund’s peers and benchmark. The Board was satisfied with such performance. In addition, the Board placed weight on Marsico’s representation that there are no planned changes with respect to the Marsico personnel currently responsible for security selection and portfolio management of its portion of the Fund after the completion of the Buy-Back. Based upon these considerations, the Board determined that the performance of Marsico on the Fund provides evidence of the high quality of portfolio management services expected to be provided by Marsico under the Sub-Advisory Agreement.

Sub-Advisory Fee; Profitability; and Economies Of Scale. The Board was provided with a description of fees to be charged by Marsico under the Sub-Advisory Agreement which showed them to be identical to the sub-advisory fees from the existing Marsico sub-advisory agreement for the Fund, and to be competitive with those charged by Marsico to other comparable investment companies or accounts. Trustees were also given information on profits being realized by Marsico in relation to Marsico’s overall investment advisory business. The Board noted that the fees payable to Marsico for the investment sub-advisory services provided by it to the Fund would be paid out of the fee received by DMC in its role as investment manager. The Board also noted that the materials provided to them regarding the Buy-Back stated that the management fee paid by the Fund to DMC would stay the same, and that DMC’s profitability will not be impacted by the terms of the Sub-Advisory Agreement. The Board also noted that economies of scale may be shared with a fund and its shareholders through investment management fee breakpoints, so that as a fund grows in size, its effective management fee rate declines. The investment management fees for the Fund contained breakpoints with the Fund’s asset size being at a high enough level to benefit from such breakpoints, and to the extent economies of scale may be realized in the management of the Fund, the Trustees believed such schedule of fees provided a sharing of benefits with the Fund and its shareholders. The asset levels of the Fund had recently grown beyond the last breakpoint under its investment management agreement, and it was previously agreed that discussions as to adding additional investment management fee breakpoints for the Fund would be taking place at future Board meetings.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Mark S. Casady
Chairman and
Chief Executive Officer
LPL Financial Services

John C.E. Campbell
Executive Vice President
Delaware Investments

Robert J. Christian
Private Investor

Nicholas D. Constan
Adjunct Professor —
University of Pennsylvania

Durant Adams Hunter
Principal — Ridgeway Partners

Stephen Paul Mullin
Senior Vice President —
Econsult Corporation

Robert A. Rudell
Private Investor

Jon Edward Socolofsky
Private Investor

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Optimum Fund Trust
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Optimum Fund Trust
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Optimum Fund Trust
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 914-0278

For securities dealers
and Financial institutions
representatives only
800 362-7500

Web site
www.optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 914-0278; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.optimummutualfunds.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.optimummutualfunds.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

(2439)	Printed in the USA
SA-901 [9/07] CGI 11/07	MF-07-10-348 PO12385

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Optimum Fund Trust

JOHN C. E. CAMPBELL
By:	John C. E. Campbell
Title:	Chief Executive Officer
Date:	December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JOHN C. E. CAMPBELL
By:	John C. E. Campbell
Title:	Chief Executive Officer
Date:	December 5, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2007